AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2006

                                                     REGISTRATION NO. 333-104156
                                                      REGISTRATION NO. 811-06215
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   | |

      PRE-EFFECTIVE AMENDMENT NO.                                         | |

      POST-EFFECTIVE AMENDMENT NO. 5                                      |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           | |

      AMENDMENT NO. 12                                                    |X|

                              --------------------

                              MONY VARIABLE ACCOUNT L
                               (EXACT NAME OF TRUST)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective:
(check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on May 1, 2006 pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a)(l) of Rule 485
     |_| on                pursuant to paragraph (a)(l) of rule 485
     |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     |_| on                pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:   Units of interest in a separate account
                                        under flexible premium variable
                                        universal life insurance policies

================================================================================

MONY Variable Account L
Individual Flexible Premium Variable Life Insurance Policy

PROSPECTUS DATED MAY 1, 2006


Issued by
MONY Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company ("we," "us," "our," or the "Company"). The Policy provides life insurance protection and premium flexibility. The Policy described in this prospectus is only available in New York.

We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of the following portfolios:


--------------------------------------------------------------------------------
 AIM Variable Insurance Funds - Series I Shares
--------------------------------------------------------------------------------
o AIM V.I. Basic Value Fund              o AIM V.I. Mid Cap Core Equity Fund
--------------------------------------------------------------------------------
 The Alger American Fund - Class 0 Shares
--------------------------------------------------------------------------------
o Alger American Balanced Portfolio      o Alger American MidCap Growth
                                           Portfolio
--------------------------------------------------------------------------------
 Dreyfus Investment Portfolios - Service Shares
--------------------------------------------------------------------------------
o Small Cap Stock Index Portfolio
--------------------------------------------------------------------------------
 EQ Advisors Trust - Class IA Shares
--------------------------------------------------------------------------------
o EQ/Government Securities Portfolio     o EQ/Money Market Portfolio
o EQ/Long Term Bond Portfolio
--------------------------------------------------------------------------------
 EQ Advisors Trust - Class IB Shares
--------------------------------------------------------------------------------
o EQ/Bear Stearns Small Company          o EQ/Montag & Caldwell Growth
  Growth Portfolio                         Portfolio
o EQ/Boston Advisors Equity Income       o EQ/PIMCO Real Return Portfolio
  Portfolio                              o EQ/Short Duration Bond Portfolio
o EQ/Enterprise Moderate Allocation      o EQ/UBS Growth and Income Portfolio
  Portfolio
o EQ/GAMCO Small Company Value
  Portfolio
--------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance Products Trust - Class 2 Shares
--------------------------------------------------------------------------------
o Franklin Income Securities Fund        o Franklin Zero Coupon Fund-2010
o Franklin Rising Dividends Securities
  Fund
--------------------------------------------------------------------------------
 Janus Aspen Series - Service Shares
--------------------------------------------------------------------------------
o Flexible Bond Portfolio                o International Growth Portfolio
o Forty Portfolio
--------------------------------------------------------------------------------
 Lord Abbett Series Fund - Class VC Shares
--------------------------------------------------------------------------------
o Bond-Debenture Portfolio               o Mid-Cap Value Portfolio
o Growth and Income Portfolio
--------------------------------------------------------------------------------
 MFS(R) Variable Insurance Trust(SM) - Initial Class Shares
--------------------------------------------------------------------------------
o MFS(R) Mid Cap Growth Series           o MFS(R) Utilities Series
o MFS(R) Total Return Series
--------------------------------------------------------------------------------
 Old Mutual Insurance Series Fund
--------------------------------------------------------------------------------
o Old Mutual Mid-Cap Portfolio           o Old Mutual Select Value Portfolio
--------------------------------------------------------------------------------
 Oppenheimer Variable Account Funds - Service Class Shares
--------------------------------------------------------------------------------
o Oppenheimer Global Securities          o Oppenheimer Main Street Fund(R)/VA
  Fund/VA
--------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust - Administrative Class Shares
--------------------------------------------------------------------------------
o Global Bond Portfolio (Unhedged)       o StocksPLUS Growth and Income
o Real Return Portfolio                    Portfolio
--------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. - Class I Shares
--------------------------------------------------------------------------------
o U.S. Real Estate Portfolio
--------------------------------------------------------------------------------


You bear the investment risk if you allocate your premium payments to the variable account.

If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at the rate of at least 4.0% annually. We take the investment risk of premium payments allocated to the guaranteed interest account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.

If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy or to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy.

Although this prospectus is primarily designed for potential purchasers of the Policy, you may have previously purchased a Policy and be receiving this prospectus as a current Owner. If you are an Owner, you should note that the options, features and charges of the Policy may have varied over time, For more information about the particular options, features and charges applicable to your Policy, please contact your financial professional and/or refer to your Policy.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                         X001218

                                                                         MNY-VUL

Table of Contents
--------------------------------------------------------------------


--------------------------------------------------------------------------------
1. BENEFITS AND RISKS SUMMARY                                                1
--------------------------------------------------------------------------------
Policy benefits                                                              1
Policy risks                                                                 2
Portfolio risks                                                              2
Fee tables                                                                   3



--------------------------------------------------------------------------------
2. WHO IS MONY LIFE INSURANCE COMPANY?                                      10
--------------------------------------------------------------------------------
MONY Life Insurance Company                                                 10
MONY Variable Account L                                                     10
Changes to the Variable Account                                             10



--------------------------------------------------------------------------------
3. THE PORTFOLIOS                                                           11
--------------------------------------------------------------------------------
Your right to vote portfolio shares                                         14

Disregard of voting instructions                                            14



--------------------------------------------------------------------------------
4. THE GUARANTEED INTEREST ACCOUNT                                          15
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
5. THE POLICY                                                               16
--------------------------------------------------------------------------------
Applying for a Policy                                                       16
Temporary insurance coverage                                                16
Backdating                                                                  16
Owner                                                                       16
Canceling the Policy                                                        16



--------------------------------------------------------------------------------
6. PREMIUMS                                                                 17
--------------------------------------------------------------------------------
General                                                                     17
Initial premium                                                             17
Tax-free "Section 1035" exchanges                                           17
Scheduled premiums                                                          17
Electronic payments                                                         17
Unscheduled premiums                                                        18
Repayment of outstanding debt                                               18
Allocating premiums                                                         18



--------------------------------------------------------------------------------
7. HOW YOUR FUND VALUE VARIES                                               19
--------------------------------------------------------------------------------
Fund Value                                                                  19
Cash Value                                                                  19
Subaccount Values                                                           19
Subaccount Unit Value                                                       19
Guaranteed Interest Account Value                                           19

i  Table of Contents

--------------------------------------------------------------------------------
8. TRANSFERS                                                                20
--------------------------------------------------------------------------------
Transfers by third parties                                                  20
Disruptive transfer activity                                                20



--------------------------------------------------------------------------------
9. DEATH BENEFITS                                                           22
--------------------------------------------------------------------------------
Amount of Death Benefit proceeds payable                                    22
Death Benefit options                                                       22
Changes in Death Benefit options                                            23
Changing the Specified Amount                                               23
Increases                                                                   23
Decreases                                                                   23



--------------------------------------------------------------------------------
10. OTHER OPTIONAL INSURANCE BENEFITS                                       24
--------------------------------------------------------------------------------
Enhanced Maturity Extension Rider                                           24
Term Life Term Rider                                                        24
Spouse's Yearly Renewable Term Rider/Other Insured Term Rider               24
Purchase Option Rider                                                       24
Waiver of Monthly Deduction Rider                                           24
Children's Term Life Insurance Rider                                        24



--------------------------------------------------------------------------------
11. BENEFITS AT MATURITY                                                    25
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
12. ACCESSING YOUR MONEY                                                    26
--------------------------------------------------------------------------------
Surrenders                                                                  26
Partial surrenders                                                          26
Effect of partial surrenders on Fund Value and
     Death Benefit proceeds                                                 26
Loans                                                                       26
Effects of Policy loans                                                     27



--------------------------------------------------------------------------------
13. TERMINATION                                                             28
--------------------------------------------------------------------------------
General                                                                     28
Special rules for first three Policy years                                  28
Amounts you must pay to keep your Policy in effect                          28
Your Policy will remain in effect during the grace period                   28
Reinstatement                                                               28



--------------------------------------------------------------------------------
14. PAYMENTS AND TELEPHONE/FACSIMILE/WEB TRANSACTIONS                       29
--------------------------------------------------------------------------------

Telephone/facsimile/web transactions                                        29




--------------------------------------------------------------------------------
15. CHARGES AND DEDUCTIONS                                                  30
--------------------------------------------------------------------------------
Deductions from premium payments                                            30
Deductions from the Variable Account                                        30
Deductions from Fund Value -- the Monthly Deduction                         30
Transaction charges                                                         31

Illustration projection report fee                                          32




--------------------------------------------------------------------------------
16. TAX CONSIDERATIONS                                                      33
--------------------------------------------------------------------------------
Introduction                                                                33
Tax status of the Policy                                                    33
Treatment of Policy benefits                                                33
Our income taxes                                                            35



--------------------------------------------------------------------------------
17. OTHER POLICY INFORMATION                                                36
--------------------------------------------------------------------------------
Policy illustrations                                                        36
Exchange privilege                                                          36
Paid-up insurance                                                           36
Assignment                                                                  36
Settlement options                                                          36
Misstatement of age or sex                                                  36
Suicide exclusion                                                           36
Incontestability                                                            36
Other changes to your Policy                                                36

Variations among policies                                                   36




--------------------------------------------------------------------------------
18. ADDITIONAL INFORMATION                                                  37
--------------------------------------------------------------------------------
Distribution of the policies                                                37
Other information                                                           38
Legal proceedings                                                           38



--------------------------------------------------------------------------------
19. FINANCIAL STATEMENTS                                                    39
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------
A -- Glossary                                                              A-1



--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information -- Table of contents
--------------------------------------------------------------------------------


                                                           Table of Contents  ii

1. Benefits and risks summary

--------------------------------------------------------------------------------

This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this Prospectus. Please consult your agent and refer to your Policy for details. If you are already entitled to favorable tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. For your convenience, we have defined certain terms we use in Appendix A: Glossary at the end of the Prospectus. We only offer this Policy in New York.


POLICY BENEFITS


LIFE INSURANCE PROTECTION

o The Policy provides a means for you to accumulate life insurance that can generally pass free of federal and state income taxes to your Beneficiaries.

o We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are three decisions you must make about the Death Benefit. First, when you apply for your Policy, you must decide how much life insurance coverage (the Specified Amount) you need on the Insured's life. Second, you must choose a Death Benefit option. Finally, you must decide which death benefit compliance test you would like -- the Cash Value Accumulation Test (this test generally will not limit the amount you pay into the Policy), or the Guideline Premium/Cash Value Corridor Test.

o We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death; and (b) the Fund Value on the date of the Insured's death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death plus the Fund Value on the date of the Insured's death; and (b) the Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

o You may change the Specified Amount and the Death Benefit option that you selected, subject to limitations described in the Policy. Changing the Specified Amount or the Death Benefit Option may have tax consequences.

o During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."


CASH BENEFITS

o You may borrow against your Policy for up to 90% of your Policy's Cash Value, less any accrued loan interest due on the next Policy anniversary. If you do, we will transfer an amount equal to the loan from the subaccounts and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit proceeds and from the amount you receive at surrender. A loan may have tax consequences.

o You may request a partial surrender at any time before the maturity date. Partial surrenders must be for at least $500. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit, and we may assess a $10 partial surrender fee against your remaining Fund Value. Also, a partial surrender may have tax consequences.

o While the Insured is alive, you can surrender your Policy at any time for its Cash Value. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate the Cash Value in the Guaranteed Interest Account so that it will not be less than your Cash Value in the Guaranteed Interest Account on that policy anniversary, as adjusted for transactions since that policy anniversary. A surrender charge may apply. A surrender may have tax consequences.

o If the Insured is alive on the maturity date, we will pay the Cash Value to the Owner unless you elected to defer the maturity date under the Policy provisions or the provisions of the Enhanced Maturity Extension Rider.

o You decide how we pay proceeds under the Policy. We may pay the Cash Value and the Death Benefit proceeds as a lump sum or under one of our settlement options.

VARIETY OF INVESTMENT OPTIONS

o You may allocate your net premiums (your premium payment less the deductions we take) among the subaccounts and the Guaranteed Interest Account.

o The subaccounts invest in a wide variety of Funds that cover a broad spectrum of investment objectives and risk tolerances. Amounts invested in the subaccounts will go up and down in value depending on the investment experience of the Fund portfolio in which the subaccount is invested.

o The Guaranteed Interest Account is part of our General Account. We will credit interest of at least 4.0% annually on amounts invested in the Guaranteed Interest Account.

o As your needs or financial goals change, you can change your investment mix. You may transfer Fund Value among any of the subaccounts or between the subaccounts and the Guaranteed Interest Account within limits, as described later in this prospectus, while continuing to defer current income taxes.

SUPPLEMENTAL INSURANCE BENEFITS

o You may add additional insurance and other benefits to your Policy by rider. Please see "Other optional insurance benefits" for a description of the other optional benefits that we offer.


1  Benefits and risks summary

POLICY RISKS


POSSIBLE ADVERSE TAX CONSEQUENCES

o In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test.

o Depending on the total amount of premiums you pay, your Policy may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, pledges, as well as Policy loans, will be taxed as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of certain partial or full surrenders, pledges and loans. If the Policy is not treated as a MEC, full and partial surrenders will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax, and pledges and loans should not be taxable. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy. Please see "Tax considerations" for further tax information.


POLICY TERMINATION

o If the value of your Policy can no longer cover the Policy's monthly charges and any loan interest due, your Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your Cash Value to too low an amount and/or if the investment experience of your selected subaccounts is unfavorable, then your Policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. (Special rules, however, apply during the first three Policy Years -- your Policy will not lapse if your Policy's Cash Value is greater than zero or the premiums you paid minus partial surrenders and Outstanding Debt is of a certain amount). After termination, you may reinstate your Policy within five years subject to certain conditions.


PARTIAL SURRENDER LIMITATIONS

o The minimum partial surrender amount is $500 (plus the applicable partial surrender fee). There must be at least $500 remaining in Cash Value after a partial surrender. Partial surrenders may reduce the Death Benefit and the Specified Amount in your Policy, and will reduce the Fund Value of your Policy. A partial surrender charge of $10 will apply to the remaining Fund Value. Federal income taxes and a penalty tax may apply to partial surrenders.


EFFECTS OF POLICY LOANS

o A Policy loan, whether or not repaid, will affect your Policy's Fund Value over time because we transfer the amount of the loan from the subaccounts and/or the Guaranteed Interest Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and does not participate in the interest credited to the Guaranteed Interest Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account and the Loan Account, the effect could be favorable or unfavorable.

o A Policy loan also reduces Death Benefit proceeds. A loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Cash Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


POLICY IS SUITED ONLY FOR LONG-TERM PROTECTION

o We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Fund Value in the near future. Please note, if you surrender your Policy in the early Policy Years, the surrender charge may be significant.


PORTFOLIO RISKS

The value of your Policy is tied to the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of your Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Fund Value, if investment results are too low, the Cash Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Fund Value through partial surrenders and Policy loans. Poor investment performance may also lower the amount of the death benefit payable under the Policy. The Funds provide a comprehensive description of the risks of each portfolio in their prospectuses.


                                                   Benefits and risks summary  2

FEE TABLES

The following tables describe the fees and expenses you may pay when buying, owning, and surrendering the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you may pay when buying the Policy, paying premiums, surrendering or taking a partial surrender from the Policy, transferring Fund Value between the subaccounts and the Guaranteed Interest Account or taking a loan.



------------------------------------------------------------------------------------------------------------------------------------
                                                          Transaction Fees
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Amount Deducted
                                                                   -----------------------------------------------------------------
 Charge                           When Charge is Deducted              Guaranteed Charge                    Current Charge
------------------------------------------------------------------------------------------------------------------------------------
Sales charge(1)                  Upon receipt of each premium     Up to 5.45% of premium paid        Up to 5.45% of premium paid
                                 payment
------------------------------------------------------------------------------------------------------------------------------------
Premium tax charge(2)            Upon receipt of each premium     0.80% of premium paid              0.80% of premium paid
                                 payment
------------------------------------------------------------------------------------------------------------------------------------
DAC charge(3)                    Upon receipt of each premium     1.25% of premium paid              1.25% of premium paid(3)
                                 payment
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge(4)              Upon surrender of the Policy
 o Minimum and maximum                                            $2.30 to $38.08 per $1,000         $2.30 to $38.08 per $1,000
   charge(5)                                                      Specified Amount of Fund Value     Specified Amount of Fund
                                                                  surrendered                        Value surrendered

 o Charge for a male                                              $5.12 per $1,000 Specified         $5.12 per $1,000 Specified
   Insured, issue age 35,                                         Amount of Fund Value               Amount of Fund Value
   standard, non-tobacco,                                         surrendered                        surrendered
   Specified Amount of
   $250,000, 0 years after
   Policy issue, non-qualified
   plan
------------------------------------------------------------------------------------------------------------------------------------
Partial surrender fee            Upon a partial surrender of the  $10                                $10
                                 Policy
------------------------------------------------------------------------------------------------------------------------------------
Transfer fee                     Upon transfer of Fund Value      $25 for each transfer of Fund      Currently, there is no charge
                                                                  Value                              on transfers among investment
                                                                                                     options or subaccounts and the
                                                                                                     Guaranteed Interest Account
------------------------------------------------------------------------------------------------------------------------------------


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
                                      Periodic Charges other than Portfolio Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Amount Deducted
                                                                   -----------------------------------------------------------------
 Charge                           When Charge is Deducted              Guaranteed Charge                    Current Charge
------------------------------------------------------------------------------------------------------------------------------------
Cost of insurance charge(6)      On Policy Date and each
                                 Monthly Anniversary Day
 o Minimum and maximum                                            $0.06 to $83.33 per $1,000 of      $0.01 to $15.46 per $1,000 of
   charge(7)                                                      amount at risk                     amount at risk

 o Charge for a 35-year-old,                                      $0.14 per $1,000 of amount at      $0.11 per $1,000 of amount at
   male, standard, non-                                           risk                               risk
   tobacco, Specified
   Amount of $250,000,
   0 years after Policy issue,
   non-individual qualified
   plan
------------------------------------------------------------------------------------------------------------------------------------

3  Benefits and risks summary

------------------------------------------------------------------------------------------------------------------------------------
                                Periodic Charges other than Portfolio Operating Expenses (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Amount Deducted
                                                                   -----------------------------------------------------------------
 Charge                           When Charge is Deducted              Guaranteed Charge                    Current Charge
------------------------------------------------------------------------------------------------------------------------------------
Administrative charge            On Policy Date and each          $25.00 for First Policy Year and   $25.00 for First Policy Year
                                 Monthly Anniversary Day          $7.50 in Policy Years 2+           and $7.50 in Policy Years 2+
------------------------------------------------------------------------------------------------------------------------------------
Monthly expense charge(8)        On Policy Date and each
                                 Monthly Anniversary Day during
                                 first 4 Policy Years and for 4
                                 years following an increase in
                                 Specified Amount for each new
                                 coverage segment(10)
 o Minimum and maximum                                            $0.07 to $0.30 per $1,000          $0.07 to $0.30 per $1,000
   charge(9)                                                      Specified Amount                   Specified Amount

 o Charge for a male                                              $0.08 per $1,000 Specified         $0.08 per $1,000 Specified
   Insured, issue age 35,                                         Amount                             Amount
   standard, non-tobacco,
   Specified Amount of
   $250,000, 0 years after
   Policy issue, non-qualified
   plan
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense charge     Daily                            0.35% annually of Fund Value in    0.35% annually of Fund Value in
                                                                  each subaccount                    each subaccount for Policy
                                                                                                     years 1-20 (0.10% for Policy
                                                                                                     years 21+)
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread(11)         On each Policy anniversary after 1.00% of Account Value in the      1.00% of Account Value in the
                                 a loan is taken, or upon death,  Loan Account for Policy years      Loan Account for Policy years
                                 surrender, or lapse if earlier   1-20 (0.25% for Policy years       1-20 (0% for Policy years 21+
                                                                  21+)
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                       Optional Rider Charges
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Amount Deducted
                                                                   -----------------------------------------------------------------
 Rider                            When Charge is Deducted              Guaranteed Charge                    Current Charge
------------------------------------------------------------------------------------------------------------------------------------
Cost of insurance charge for     On date of issuance of rider and
Term Life Term Rider(6)          each Monthly Anniversary Day

 o Minimum and maximum                                            $0.08 to $10.45 per $1,000 of      $0.03 to $5.49 per $1,000 of
   charge(12)                                                     term insurance                     term insurance

 o Charge for a 35-year-old                                       $0.14 per $1,000 of term           $0.11 per $1,000 of term
   male, non-tobacco,                                             insurance                          insurance
   0 years after rider issue
------------------------------------------------------------------------------------------------------------------------------------
Enhanced Maturity Extension      On issuance of rider, and each   $0.01 per $1,000 Specified         $0.01 per $1,000 Specified
Rider                            Monthly Anniversary Day          Amount plus term insurance         Amount plus term insurance
                                                                  (same for all insureds)            (same for all insureds)
------------------------------------------------------------------------------------------------------------------------------------
Spouse's Yearly Renewable        On issuance of rider and each
Term Rider(1)                    Monthly Anniversary Day

 o Minimum and maximum                                            $0.08 to $10.45 per $1,000 of      $0.07 to $6.60 per $1,000 of
   charge(14)                                                     term insurance                     term insurance
------------------------------------------------------------------------------------------------------------------------------------


                                                   Benefits and risks summary  4

------------------------------------------------------------------------------------------------------------------------------------
                                                 Optional Rider Charges (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Amount Deducted
                                                                   -----------------------------------------------------------------
 Rider                            When Charge is Deducted              Guaranteed Charge                    Current Charge
------------------------------------------------------------------------------------------------------------------------------------
 o Charge for a 35-year-old,                                      $0.13 per $1,000 of term           $0.12 per $1,000 of term
   year old female, non-                                          insurance                          insurance
   tobacco standard with a
   of Specified Amount in
   force of $250,000, 0 years
   from the issue date of the
   rider
------------------------------------------------------------------------------------------------------------------------------------
Purchase Option Rider(15)        On issuance of rider and on each
                                 Monthly Anniversary Day until
                                 the policy anniversary following
                                 the 49th birthday of the Insured

 o Minimum and maximum                                            $0.05 to $0.36 per $1,000 of       $0.05 to $0.36 per $1,000 of
   charge(16)                                                     purchase option insurance          purchase option insurance

 o Charge for a 35-year-old                                       $0.25 per $1,000 of purchase       $0.25 per $ 1,000 of purchase
                                                                  option insurance                   option insurance
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Monthly Deduction      On issuance of rider and on each
Rider(17)                        Monthly Anniversary Day until
                                 the policy anniversary following
                                 the 65th anniversary birthday of
                                 the Insured. For issue ages under
                                 5, charges commence with the
                                 policy anniversary following the
                                 Insured's 5th birthday

 o Minimum and maximum                                            $0 to $0.29 per $1,000 of          $0 to $0.29 per $1,000 of
   charge(18)                                                     Specified Amount plus Term         Specified Amount plus Term
                                                                  Insurance                          Insurance

 o Charge for a 35-year-old,                                      $0.01 per $1,000 of Specified      $0.01 per $ 1,000 of Specified
   male, non-tobacco                                              Amount plus Term Insurance         Amount plus Term Insurance
   standard with a Specified
   Amount in force of
   $250,000, 0 years from
   the issue date of the rider
------------------------------------------------------------------------------------------------------------------------------------
Children's Term Life Insurance   On issuance of the rider and on
Rider(19)                        each Monthly Anniversary Day
                                 until the policy anniversary
                                 following the Insured's 65th
                                 birthday

 o Minimum and maximum                                            $0.48 to $ 0.49 per $1,000 of      $0.48 to $0.49 per $1,000 of
   charge(20)                                                     insurance coverage                 insurance coverage

 o Charge for a 35-year-old,                                      $0.48 per $1,000 of insurance      $0.48 per $1,000 of insurance
   male, non-tobacco,                                             coverage                           coverage
   standard, Specified
   Amount of $250,000, no
   Waiver of Specified
   Premiums Rider attached
   to the Policy, 0 years from
   the issue date of the rider
------------------------------------------------------------------------------------------------------------------------------------


1 The sales charge varies by Policy Year and premium amount and will be 1.45% of gross premium plus 4% of gross premium up to a certain premium amount in Policy Years 1-10 and will be 1.45% in Policy Years 11 and later. The Policy will contain more specific information.

5  Benefits and risks summary

2 We reserve the right to increase or decrease the current or maximum charge for taxes resulting from a change in tax law or from any change in the relevant tax cost to us.

3 The DAC charge is used to cover our estimated costs for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy in connection with an individual qualified plan or in other situations where the premiums received are not subject to the relevant tax provisions.

4 The surrender charge varies based on the Insured's issue age, gender, smoking status, risk class, and the number of years since Policy issue or any increases in Specified Amount. The surrender charge grades to zero over 15 years for Insureds with an issue age of 70 and under (and over 11 years for Insureds with an issue age over 70). The surrender charge shown may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the surrender charge that applies to your Policy. You may obtain more information about your surrender charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

5 The minimum guaranteed and current surrender charge is based on an Insured with the following characteristics: female, issue age 0, surrendering in Policy year 1; the maximum guaranteed and current surrender charge is based on an Insured with the following characteristics: male, standard, non-tobacco, issue age 85, surrendering in Policy year 1.

6 The cost of insurance charge and the cost of insurance charge for the Term Life Term Rider vary based on the Insured's issue age or age on date of increase, gender and risk class, the duration of the Policy, and the Specified Amount. The cost of insurance charge shown the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the guaranteed cost of insurance charge that applies to your Policy. You may obtain more information about your cost of insurance charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

7 The minimum guaranteed cost of insurance charge assumes an Insured with the following characteristics: female, tobacco, standard, issue age 4, 0 years since Policy issue; the minimum current cost of insurance charge assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, Specified Amount of $500,000 or greater, issue age 4, 0 years since Policy issue; the maximum guaranteed cost of insurance charge assumes an Insured with the following characteristics: all Insureds with attained age 99; the maximum current cost of insurance charge assumes an Insured with the following characteristics: male, tobacco, standard, Specified Amount of less than $500,000, issue age 85, 14 years since Policy issue.

8 The Monthly Expense Charge varies based on the Insured's issue age (or age on date of increase) gender, risk class, and Specified Amount. The Monthly Expense Charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Monthly Expense Charge that applies to your Policy. You may obtain more information about your Monthly Expense Charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

9 The minimum guaranteed and current Monthly Expense charge per $1,000 Specified Amount assumes an Insured with issue age 0; the maximum guaranteed and current Monthly Expense charge per $1,000 Specified Amount assumes an Insured with issue age 85 and Specified Amount less than $500,000.

10 A coverage segment is the initial Specified Amount; each increase in Specified Amount is its own coverage segment.

11 The loan interest spread charge is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to the amount held in the Loan Account to secure your loan. The amount of interest we currently charge on loans is equal to an effective annual rate of 5% for Policy years 1-20 and an effective annual rate of 4.25% for Policy years 21 and later. We guarantee that we will not charge you an effective annual rate of interest that is greater than the rate we currently charge on loans. The amount of interest we currently credit to the amount held in the Loan Account to secure your loan is equal to an effective annual rate of 4% and is guaranteed not to be less than this rate. We currently anticipate that the interest we charge on loans will be an effective annual rate of 4% for Policy years 21 and later resulting in an anticipated loan interest spread of 0% in Policy years 21+.

12 The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, issue age 18, 0 years since issue of rider, minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, issue age 18, 0 years since issue of rider, minimum Specified Amount of $100,000; the maximum guaranteed charge for this rider assumes an Insured with the following characteristics: male, tobacco, standard,, issue age 79, minimum Specified Amount of $100,000; the maximum current charge for this rider assumes an Insured with the following characteristics: male, tobacco, standard, issue age 66, 13 years since issue of rider, minimum Specified Amount of $100,000.

13 The Spouse's Yearly Renewable Term Rider charge varies based on the spouse's gender, age, smoking status, and the number of years that have passed since the rider was issued. The Spouse's Yearly Renewable Term Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Spouse's Yearly Renewable Term Rider charge that applies to your Policy. You may obtain more information about your Spouse's Yearly Renewable Term Rider charge from your agent or by contacting us at the address noted on the cover page of the prospectus.

14 The minimum guaranteed and current charge for this rider assumes an Insured with the following characteristics: female, issue age 18, non-tobacco, and 0 years since the issue of the rider; the maximum guaranteed and current charge for this rider assumes an Insured with the following characteristics: male, tobacco, issue age 70, attained age 79.

15 The Purchase Option Rider charge varies based on the age of the Insured. The Rider charges shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charges that apply to your Policy. You may obtain more information about your Rider from your agent or by contacting us at the address noted on the cover page of the prospectus.

16 The minimum guaranteed and current charge for this rider assumes an Insured with issue age 0; the maximum guaranteed and current charge for this rider assumes an Insured with issue age 46.

17 The Waiver of Monthly Deduction Rider charge varies based on the Insured's age, gender, and risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.


18 The minimum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes an Insured with attained ages 0-4; the maximum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes an Insured with the following characteristics: attained age 59, male, tobacco.


19 The Children's Term Life Insurance Rider varies based on the Insured's risk class and whether a Waiver of Specified Premiums is attached to the base Policy. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

20 The minimum guaranteed and current charge for the Children's Term Life Insurance Rider assumes a standard class Insured and that a Waiver of Specified Premiums Rider is not attached to the base Policy; the maximum guaranteed and current charge for the Children's Term Life Insurance Rider assumes a standard class Insured and that a Waiver of Specified Premiums Rider is attached to the base Policy.

                                     * * *

                                                   Benefits and risks summary  6

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2005. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table see the portfolio prospectuses which accompany this Prospectus.




------------------------------------------------------------------------------------------------------------------------------------
                                              Total Annual Portfolio Operating Expenses
                                         (expenses that are deducted from portfolio assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Minimum     Maximum
                                                                                           -------     -------

Total Annual Portfolio Operating Expenses                                                  0.47%       1.62%
(including management fees, distribution and/or service or 12b-1 fees, and other expenses)
------------------------------------------------------------------------------------------------------------------------------------



The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2005. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using.


    ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2005
                     (as a percentage of average net assets)




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Fee waivers   Net Total
                                                       Distribution                 Underlying                and/or       Annual
                                                       and Service                  Portfolio  Gross Total    Expense     Expenses
                                           Manage-      (12b-1)         Other       Fees and    Annual     Reimburse-  after expense
 Portfolio Name                          ment Fees(1)    Fees(2)      Expenses(3)    Expenses   Expenses     ments(4)    limitations
------------------------------------------------------------------------------------------------------------------------------------
 AIM Variable Insurance Funds -- Series I Shares
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund (5)               0.72%            --          0.30%           --       1.02%        (0.05)%      0.97%
AIM V.I. Mid Cap Core Equity Fund           0.72%            --          0.31%           --       1.03%         0.00%       1.03%
------------------------------------------------------------------------------------------------------------------------------------
 The Alger American Fund -- Class O Shares
---------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio           0.75%            --          0.06%           --       0.81%         0.00%       0.81%
Alger American MidCap Growth Portfolio      0.80%            --          0.06%           --       0.86%         0.00%       0.86%
------------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios -- Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Stock Index Portfolio             0.35%          0.25%         0.00%           --       0.60%         0.00%       0.60%
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
------------------------------------------------------------------------------------------------------------------------------------
EQ/Government Securities Portfolio          0.50%            --          0.26%           --       0.76%        (0.01)%      0.75%
EQ/Long Term Bond Portfolio                 0.50%            --          0.18%           --       0.68%         0.00%       0.68%
EQ/Money Market Portfolio                   0.34%            --          0.13%           --       0.47%           --        0.47%
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth
  Portfolio                                 1.00%          0.25%         0.20%           --       1.45%        (0.15)%      1.30%
EQ/Boston Advisors Equity Income Portfolio  0.75%          0.25%         0.16%           --       1.16%        (0.11)%      1.05%
EQ/Enterprise Moderate Allocation Portfolio 0.10%          0.25%         0.59%         0.68%      1.62%        (0.10)%      1.52%
EQ/GAMCO Small Company Value Portfolio      0.79%          0.25%         0.14%           --       1.18%         0.00%       1.18%
EQ/Montag & Caldwell Growth Portfolio       0.75%          0.25%         0.16%           --       1.16%        (0.01)%      1.15%
EQ/PIMCO Real Return Portfolio (6)          0.55%          0.25%         0.24%           --       1.04%        (0.14)%      0.90%
EQ/Short Duration Bond Portfolio            0.44%          0.25%         0.14%           --       0.83%         0.00%       0.83%
EQ/UBS Growth and Income Portfolio          0.75%          0.25%         0.19%           --       1.19%        (0.14)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance Products Trust -- Class 2 Shares
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund             0.46%          0.25%         0.02%           --       0.73%         0.00%       0.73%
Franklin Rising Dividends Securities Fund   0.62%          0.25%         0.02%           --       0.89%        (0.02)%      0.87%
Franklin Zero Coupon Fund-2010              0.62%          0.25%         0.07%           --       0.94%         0.00%       0.94%
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Series -- Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Flexible Bond Portfolio                     0.53%          0.25%         0.05%           --       0.83%         0.00%       0.83%
Forty Portfolio                             0.64%          0.25%         0.03%           --       0.92%           --        0.92%
International Growth Portfolio              0.64%          0.25%         0.06%           --       0.95%           --        0.95%
------------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Series Fund -- Class VC Shares
------------------------------------------------------------------------------------------------------------------------------------
Bond Debenture Portfolio (7)(a)             0.50%            --          0.44%           --       0.94%        (0.04)%      0.90%
------------------------------------------------------------------------------------------------------------------------------------


7  Benefits and risks summary

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Fee waivers   Net Total
                                                       Distribution                 Underlying                and/or       Annual
                                                       and Service                  Portfolio  Gross Total    Expense     Expenses
                                           Manage-      (12b-1)         Other       Fees and    Annual     Reimburse-  after expense
 Portfolio Name                          ment Fees(1)    Fees(2)      Expenses(3)    Expenses   Expenses     ments(4)    limitations
------------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Series Fund -- Class VC Shares
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio (7)(b)          0.48%            --          0.41%         --         0.89%          --         0.89%
Mid-Cap Value Portfolio (7)(c)              0.74%            --          0.38%         --         1.12%          --         1.12%
------------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Variable Insurance Trust -- Initial Class Shares
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series                0.75%            --          0.17%         --         0.92%        0.00%        0.92%
MFS(R) Total Return Series                  0.75%            --          0.09%         --         0.84%        0.00%        0.84%
MFS(R) Utilities Series                     0.75%            --          0.15%         --         0.90%        0.00%        0.90%
------------------------------------------------------------------------------------------------------------------------------------
 Old Mutual Insurance Series Fund
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Mid-Cap Portfolio                0.95%            --          0.22%         --         1.17%        0.18)%       0.99%
Old Mutual Select Value Portfolio           0.75%            --          0.21%         --         0.96%        0.02)%       0.94%
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Variable Account Funds -- Service Class Shares
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA       0.63%          0.25%         0.04%         --         0.92%        0.00%        0.92%
Oppenheimer Main Street Fund(R)/VA          0.65%          0.25%         0.01%         --         0.91%        0.00%        0.91%
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust -- Administrative Class Shares
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)            0.25%            --          0.65%         --         0.90%        0.00%        0.90%
Real Return Portfolio (6)                   0.25%            --          0.41%         --         0.66%        0.00%        0.66%
StocksPLUS Growth and Income Portfolio      0.40%            --          0.25%         --         0.65%        0.00%        0.65%
------------------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. -- Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                  0.75%            --          0.28%         --         1.03%        0.00%        1.03%
------------------------------------------------------------------------------------------------------------------------------------


(1) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 4 for any expense limitation agreement information.


(2) Portfolio shares are all subject to fees imposed under the distribution plans (the " Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the investment company Act of 1940. For the portfolios of the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policies.



(3) Other expenses shown are those incurred in 2005. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote 4 for any expense limitation agreement.

(4) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than specified amounts. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. AIM Variable Insurance Funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense of short sales;
     (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007. For the fiscal year ending December 31, 2006, Liberty Ridge Capital has contractually agreed to waive that portion, if any, of the annual management fees payable by the portfolios and to pay certain expenses of the portfolios to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%, in the case of the Mid-Cap Portfolio and 1.00%, in the case of the Select Value Portfolio. You should also know that in any fiscal year in which either portfolio's total assets are greater than $75 million and, in the case of the Mid-Cap Portfolio, its total annual fund operating expenses are less than 1.20% and, in the case of the Select Value Portfolio, less than 1.00%, the portfolios' Board of Trustees may elect to reimburse Liberty Ridge Capital for any fees it waived or expenses it reimbursed on the Portfolios' behalf, respectively, during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2005. PIMCO has contractually agreed, for the current fiscal year (12/31), to reduce net annual portfolio expenses for the Global Bond Portfolio, Real Return Portfolio and the StocksPLUS Growth and Income Portfolio, respectively, to the extent such expenses would exceed, due to the payment of Trustee's fees, 0.90%, 0.65%, and 0.65% of their respective average daily net assets. Under each of the respective Expenses Limitation Agreements, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. For the year ending December 31, 2006 and through April 30, 2007, Lord Abbett has contractually agreed to limit Bond-Debenture Portfolio's other expenses (excluding management fees) to an annualized rate of 0.40% of average daily net assets. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and MFS(R) Variable Insurance Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:



                                                    Benefits and risks summary 8

--------------------------------------------------------------------------------
 Portfolio Name
--------------------------------------------------------------------------------
   EQ/Boston Advisors Equity Income Portfolio                        1.04%
--------------------------------------------------------------------------------
   EQ/Enterprise Moderate Allocation Portfolio                       1.42%
--------------------------------------------------------------------------------
   EQ/GAMCO Small Company Value Portfolio                            1.17%
--------------------------------------------------------------------------------
   EQ/Montag & Caldwell Growth Portfolio                             1.12%
--------------------------------------------------------------------------------
   EQ/UBS Growth and Income Portfolio                                1.04%
--------------------------------------------------------------------------------


(5) Effective January 1, 2005 through December 31, 2009, for the AIM V.I. Basic Value Fund, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.


(6) Both of these portfolios are managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

(7)(a) Effective January 1, 2006, the annual management fee rate for the Bond-Debenture Portfolio and Growth and Income Portfolio, respectively, was changed from a flat fee of 0.50% to the following annual rates: (1) 0.50% of the first $1 billion of average daily net assets; and (2) 0.45% of average daily net assets over $1 billion.

(7)(b) Effective January 1, 2006, the annual management fee rate for the Mid-Cap Value Portfolio was changed from a flat fee of 0.75% to the following annual rates: (1) 0.75% of the first $1 billion of average daily net assets; (2) 0.70% of the next $1 billion of average daily net assets; and
       (3) 0.65% of average daily net assets over $2 billion.

We offer other variable life insurance policies which may also invest in the same (or many of the same) Fund Portfolios offered under the Policy. These policies may have different charges that could affect their subaccounts performing and they may offer different benefits.



9  Benefits and risks summary

2. Who is MONY Life Insurance Company?

--------------------------------------------------------------------------------


MONY LIFE INSURANCE COMPANY
We are MONY Life Insurance Company (the "Company"), a New York stock life insurance corporation organized in 1842. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.



MONY VARIABLE ACCOUNT L

We established MONY Variable Account L as a separate account under New York law on November 28, 1990. We divided the Variable Account into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds.

The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Realized or unrealized income gains or losses from assets allocated to the Variable Account and of each subaccount are credited to or charged against the Variable Account and that subaccount without regard to other income, gains or losses of the Company. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in law. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account.


CHANGES TO THE VARIABLE ACCOUNT

We may add new subaccounts that are not available under the Policy. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior notice to you and prior approval of the SEC and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.

We may also, where permitted by law:

o combine the Variable Account with any of our other separate accounts;

o deregister the Variable Account under the 1940 Act; and

o operate the Variable Account as a management company under the 1940 Act.

We will notify you of any changes we make. No material change in the investment policy of the Variable Account will be made without prior concurrence of pertinent regulatory authorities. We will notify the owner of any proposed change in the investment policy of the Variable Account. If the Owner objects to the change, he or she may exchange or transfer the entire amount of Fund Value in the subaccounts to the Guaranteed Interest Account. Election of this exchange transfer will change the Policy to a policy that is not dependent upon the investment results of a separate account. For more information regarding the exchange transfer option, you should refer to your policy or contact your agent.


                                         Who is MONY Life Insurance Company?  10

3. The Portfolios

--------------------------------------------------------------------------------

Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.

The following table lists the portfolios that correspond to the subaccounts of MONY Variable Account L that are available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of EQ Advisors Trust.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Objective                                                   Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS 1A SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       Seeks to maximize income and capital appreciation
                               through investment in the highest credit quality debt       o Mercury Advisors
                               obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation           o Mercury Advisors
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve    o The Dreyfus Corporation
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS 1B SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                Seeks to achieve capital appreciation.                      o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an      o Boston Advisors, LLC
 INCOME                        above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE MODERATE ALLO-   Seeks long-term capital appreciation and current income.    o Wellington Management Company LLP
 CATION
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.                     o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                      o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN*          Seeks maximum real return consistent with preservation      o Pacific Investment Management Company,
                               of real capital and prudent investment management             LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks current income with reduced volatility of principal.  o Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital appreciation  o UBS Global Asset Management
                               with income as a secondary consideration.                     (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND      Long-term growth of capital.                                o A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY   Long-term growth of capital.                                o A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------


11  The Portfolios

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Objective                                                   Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND -- CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED        Seeks current income and long-term capital appreciation.    o Fred Alger Management, Inc.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP          Seeks long-term capital appreciation.                       o Fred Alger Management, Inc.
 GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT PORTFOLIOS -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX          Seeks to match the performance of S&P Small Cap 600
 PORTFOLIO                     Index.                                                      o The Dreyfus Corporation
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES     Seeks to maximize income while maintaining prospects        o Franklin Advisers, Inc.
 FUND                          for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS      Seeks long-term capital appreciation, with preservation of  o Franklin Advisory Services, LLC
 SECURITIES FUND               capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON           Seeks as high an investment return as is                    o Franklin Advisers, Inc.
 FUND-2010                     consistent with capital preservation.
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO        Seeks to obtain maximum total return, consistent with
                               preservation of capital.                                    o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO                Seeks long-term growth of capital.                          o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH           Seeks long-term growth of capital.                          o Janus Capital Management LLC
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND -- CLASS VC SHARES
------------------------------------------------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO       Seeks high current income and the opportunity for capital
                               appreciation to produce a high total return.                o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME              Seeks long-term growth of capital and income without        o Lord, Abbett & Co. LLC
 PORTFOLIO                     excessive fluctuations in market value.
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO        Seeks capital appreciation through investments, primarily   o Lord, Abbett & Co. LLC
                               in equity securities, which are believed to be undervalued in the marketplace.
------------------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE TRUST(SM) -- INITIAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES   Seeks long-term growth of capital.                          o Massachusetts Financial Services
                                                                                             Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES     Seeks mainly to provide above-average income consistent     o Massachusetts Financial Services
                               with the prudent employment of capital and, secondarily,      Company
                               to provide a reasonable opportunity for growth of capital
                               and income.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES        Seeks capital growth and current income.                    o Massachusetts Financial Services
                                                                                             Company
------------------------------------------------------------------------------------------------------------------------------------
 OLD MUTUAL INSURANCE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL MID-CAP             Seeks to provide above average total return over a 3 to 5   o Old Mutual Capital, Inc. (subadvised by
 PORTFOLIO                     year market cycle, consistent with reasonable risk.           Liberty Ridge Capital)
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE        Seeks to provide long-term growth of capital and income.    o Old Mutual Capital, Inc. (subadvised by
 (SUBADVISED BY LIBERTY        Current income is a secondary objective.                      Liberty Ridge Capital)
 RIDGE CAPITAL) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------


                                                              The Portfolios  12

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Objective                                                   Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT FUNDS -- SERVICE CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL             Seeks long-term capital appreciation.                       o OppenheimerFunds, Inc.
 SECURITIES FUND/VA
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET        Seeks high total return (which includes growth in the       o OppenheimerFunds, Inc.
 FUND(R)/VA                    value of its shares as well as current income) from equity and debt securities.
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
PIMCO GLOBAL BOND PORTFOLIO    Seeks to maximize total return, consistent with preserva-   o Pacific Investment Company LLC
 (UNHEDGED)                    tion of capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO*   Seeks to maximize real return, consistent with preserva-    o Pacific Investment Company LLC
                               tion of real capital, and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO STOCKSPLUS GROWTH        An enhanced S&P 500 index strategy that seeks total         o Pacific Investment Company LLC
 AND INCOME PORTFOLIO          return, which exceeds the return of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO     The Portfolio seeks to provide above average current        o Morgan Stanley Investment Management
                               income and long-term capital appreciation by investing        Inc., which does business in certain
                               primarily in equity securities of companies in the U.S.       instances using the name "Van Kampen,"
                               real estate industry, including real estate investment        is the investment adviser to the
                               trusts.                                                       Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------



* Both of these portfolios are managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.


13  The Portfolios

YOUR RIGHT TO VOTE PORTFOLIO SHARES


As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permitted to vote the shares of the Funds in our right.

We will determine the number of votes which you have the right to cast by dividing your Fund Value in a subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90 days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.

We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


DISREGARD OF VOTING INSTRUCTIONS

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.


                                                              The Portfolios  14

4. The Guaranteed Interest Account

--------------------------------------------------------------------------------

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, please see your Policy.

You may allocate all or a portion of your net premiums and transfer Fund Value to our Guaranteed Interest Account. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account.

We guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0107% compounded daily, for a minimum effective annual rate of 4%. We may, in our sole discretion, declare current interest in excess of the 4% effective annual rate. We may declare excess interest based on such factors including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. We cannot predict or guarantee future excess interest rates.

Before the beginning of each calendar month, we will declare an interest rate. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. To obtain the rate, please contact your agent. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest may be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate may be declared for a new 12-month period. At the end of the renewal period, all monies will earn an interest rate which is declared monthly and applies for a one-month period. Any rate we declare in excess of the minimum interest rate may be changed or discontinued by us at anytime after it is declared, but such change or discontinuance will only affect the crediting of interest that accrues after the change or discontinuance.

We bear the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.


15  The Guaranteed Interest Account

5. The Policy

--------------------------------------------------------------------------------

We designed the Policy to meet the needs of individuals as well as for corporations who provide coverage and benefits for key employees.


APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and then have your agent submit it to us at our Operations Center. After you have done this, it can sometimes take several weeks for us to gather and evaluate the information we need to decide whether to issue a Policy to you and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.

You must pay an initial premium of a sufficient amount before or at the time we deliver your Policy. (If you submit your initial premium with your application, we will place your premium in our General Account where it will earn interest at an effective annual rate of at least 4%). See "Premiums." Coverage generally becomes effective on the Policy Date. We will not pay a Death Benefit before the Policy Date unless temporary insurance coverage, as discussed below, was in effect.

We will issue a Policy covering an Insured who is up to and including age 85, providing we receive evidence of insurability that satisfies us. If a qualified plan will own the Policy, the Insured cannot be less than 18 years old or more than 70 years old. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may reject an application for any lawful reason.


TEMPORARY INSURANCE COVERAGE

You may apply for temporary insurance coverage. To be eligible for such coverage, you must complete, sign and deliver the application (including Part 2, if required) to us, submit at least the Minimum Monthly Payment along with your application, and satisfactorily answer several health questions. Provided all these conditions are met and the statements and answers made in all parts of the application are true and complete when the premium is paid, then coverage shall take effect on the later of the date the Minimum Monthly Premium is paid or, if Part 2 is required, on the date that Part 2 is completed. However, if you should die as a result of an accidental bodily injury, directly and independently of all other causes, before a required Part 2 is completed, but after all the other above conditions have been met, then the temporary insurance will be deemed to have been in effect. Temporary insurance coverage will end on the earliest of:

o the policy release date (i.e., the date we authorize the Policy to be delivered to you), if the Policy is issued as applied for; or

o the 30th day after the policy release date or the date the Policy takes effect, if the Policy is issued other than as applied for or if sooner, when that Policy is either accepted or refused; or

o the 5th day after we mail a notice declining the application and enclosing a refund on any premium paid; or

o the 90th day after the date of Part 1 of the application.

We will pay a Death Benefit if the Insured dies during the period of temporary coverage. This Death Benefit will be:

1. the insurance coverage applied for (including any optional riders) up to $1,000,000 less

2. the deductions from premium and the monthly deduction due prior to the date of death.

We hold the premiums paid for temporary insurance coverage in our General Account until the policy release date. If we issue the Policy, we will apply these amounts to your Policy. Please contact your agent and see the Statement of Additional Information for more information about temporary insurance coverage rates based on a younger insurance age.


BACKDATING

We will not backdate a Policy for more than six months (a shorter period is required in certain states) before the date of your application. For a backdated Policy, Monthly Deductions will begin on the backdated Policy Date. You therefore will incur charges before you otherwise would have if you had not backdated your Policy, and your initial premium payment must be in an amount sufficient to cover the extra Monthly Deduction charges for the backdating period.


OWNER

You have all of the rights and benefits under the Policy while the Insured is living. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders. Assigning the Policy, and full and partial surrenders may have tax consequences.


CANCELING THE POLICY

You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Operations Center, or to the agent who sold it, and receive a refund of the full amount of the premium paid. The Right to Return Policy period runs for 10 days after you receive the Policy.


                                                                  The Policy  16

6. Premiums

--------------------------------------------------------------------------------

GENERAL
We will usually credit your initial premium payment to the Policy on the later of the date we approve your Policy or the date we receive your payment. We will credit any subsequent premium to the Policy on the Business Day we receive it at our Operations Center. If you submit your premium payment to your agent, we will not begin processing the premium payment until we have received it from your agent's selling firm.


If you have selected the Guideline Premium/Cash Value Corridor Test, the total premiums you pay, less partial surrenders, may not exceed guideline premium limitations for the insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code"). We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. Further, we reserve the right to reject all or a portion of any premium payment if part (b) (Fund Value on the date of the Insured's death multiplied by a death benefit percentage) under either Death Benefit Option 1 or Death Benefit Option 2 is in effect.


We will promptly refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code.


INITIAL PREMIUM

You must pay an amount equal to at least the Minimum Monthly Premium to put the Policy in effect. However, if you want to pay premiums less often than monthly, the premium required to put the Policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments.

We base your Minimum Monthly Premium on a number of factors. These factors include:

1.   your Specified Amount;

2.   any riders you added to the Policy; and

3. the Insured's age, smoking status, gender (unless unisex rates apply), and risk class.

We show the Minimum Monthly Premium in your Policy. After you pay this initial premium, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.



TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one life insurance policy for another on the life of the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and there will be a new Surrender Charge for this Policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


SCHEDULED PREMIUMS

Your initial Minimum Monthly Premium is the only premium payment you must make under the Policy. However, you greatly increase your risk of Policy termination if you do not regularly pay premiums at least as large as the Minimum Monthly Premium. Paying your Minimum Monthly Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep the Policy in force.

You may make your premium payments according to the schedule you established when you applied for the Policy. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time, and equals, at least, the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. We will send you a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option.

You should consider changing the amount of your scheduled premium payments if:

o you change your Specified Amount;

o you change your Death Benefit option;

o you change or add a rider;

o you take a partial surrender when you have elected Death Benefit Option 1 (see "Death Benefit"); or

o you select subaccounts that experience adverse investment performance.

You can change the amount and interval of payment of scheduled premiums at any time by writing us at our Operations Center. However, the new payment interval must satisfy our rules in use at the time of the change.

We will issue an endorsement to your Policy after an increase in Specified Amount that will provide you with the increased Minimum Monthly Premium amount.



ELECTRONIC PAYMENTS

You may have your bank automatically pay your premiums to us. If you authorize us, we will withdraw premiums from your bank account each month by electronic funds transfer. Based on your Policy Date, we may


17  Premiums
require that up to two Minimum Monthly Premiums be paid in cash before premiums may be paid by electronic funds transfer to the Company.


UNSCHEDULED PREMIUMS

In general, you may make premium payments at any time and in any amount. However, we may reject or limit any unscheduled premium payment that would result in an immediate increase in the Death Benefit payable, unless you provide us with satisfactory evidence of insurability at the time of payment. If satisfactory evidence of insurability is not received, we may return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


REPAYMENT OF OUTSTANDING DEBT

We will treat payments you send to us as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to your Fund Value as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.


ALLOCATING PREMIUMS


When you apply for a Policy, you specify the percentage of your net premium payments we are to allocate to the subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, no allocation may be for less than 5% of a net premium, and allocation percentages must total 100%. You may change your allocations at any time by writing or calling our Operations Center. The change will apply to your net premium payments on the Business Day we receive your instructions.


We will allocate your initial premium payment to our General Account until the end of the "Right to Return Policy" period. At the end of that period, we will transfer your Net Premium to the subaccounts and/or Guaranteed Interest Account you designated. After the "Right to Return Policy" period, we will allocate your net premiums to the subaccounts and/or Guaranteed Account on the Business Day that we receive the premium payment.


You may also elect to change allocation instructions for future premiums via the web by completing a transaction authorization form online at www.AXAOnline.com. See "Payments and telephone/facsimile/web transactions".


If you make an unscheduled premium payment, you may specify an allocation choice that differs from your allocation choice for your scheduled premium payments. This choice will not change your allocation choice for future scheduled premiums. Your allocation must be whole numbers only, each allocation must be for at least 5% of the unscheduled net premium, and the total must be 100% of the unscheduled net premium.


                                                                    Premiums  18

7. How your Fund Value varies

--------------------------------------------------------------------------------

FUND VALUE
Fund Value is the entire amount we hold under your Policy for you. Fund Value serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each subaccount, the amount held in the Guaranteed Interest Account, and the amount held in the Loan Account. We determine Fund Value first on your Policy Date, and after that, on each Business Day. Your Fund Value will vary to reflect the performance of the subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account, and will also vary to reflect Outstanding Debt, charges for the Monthly Deduction, mortality and expense risk charges, partial surrenders, and loan repayments. Your Fund Value may be more or less than the premiums you paid.


CASH VALUE

Your Cash Value on any Business Day is the Fund Value reduced by any surrender charge and any Outstanding Debt.


SUBACCOUNT VALUES

On any Business Day, the value of a subaccount equals the number of Units we credit to the Policy multiplied by the Unit value for that Day. We make the calculation before the purchase or redemption of Units on that Day.

Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into Units. When you make allocations to a subaccount, either by premium allocation, transfer of Fund Value, transfer of loan interest from the General Account, or repayment of a loan, we credit your Policy with Units in a subaccount. When we assess the Monthly Deduction, and when you take a loan, a partial surrender, or transfer from a subaccount, we decrease the number of Units you hold in a subaccount.


SUBACCOUNT UNIT VALUE

The unit value of each subaccount on its first Business Day was set at $10.00. To determine the unit value of a subaccount on any later Business Day, the Company takes the prior Business Day's Unit Value and multiplies it by the Net Investment Factor for the current Business Day. The New Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment factor for each subaccount equals:

(1) the net asset value per share of each portfolio held in the subaccount at the end of the current Business Day, plus the share amount of any dividend or capital gains distributed by the portfolio held in the subaccount on the current Business Day, divided by

(2) the net asset value per share of each portfolio held in the subaccount at the end of the prior Business Day, minus

(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY Variable Account L. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.


GUARANTEED INTEREST ACCOUNT VALUE

On any Business Day, Fund Value in the Guaranteed Interest Account is:

o the accumulated value with interest on the net premiums allocated and amounts transferred to, the Guaranteed Interest Account before that Day; MINUS

o withdrawals from the Guaranteed Interest Account before that Day for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer charge, if any, and any Monthly Deductions.


19  How your Fund Value varies

8. Transfers

--------------------------------------------------------------------------------


After the Right to Return Policy period has ended, you may transfer all or a portion of your Fund Value between and among the subaccounts of the Variable Account and the Guaranteed Interest Account subject to certain conditions. Transfers from a subaccount will take effect at the end of the Business Day we receive your request at our Operations Center. Transfers from the Guaranteed Interest Account will take effect on the policy anniversary, or if later, on the Business Day that falls on, or next follows, the date we receive your request at our Operations Center. You may also elect to transfer Fund Value via the web by completing a transaction authorization form online at www.AXAOnline.com. See "Payments and telephone/facsimile/web transactions". We may postpone transfers to, from, or among the subaccounts under certain circumstances. See "Transfers by third parties" and "Payments and telephone/facsimile/web transactions."


We restrict transfers from the Guaranteed Interest Account. You may only transfer Fund Value from the Guaranteed Interest Account once each Policy Year. We must receive your request to transfer Fund Value from the Guaranteed Interest Account within 10 days before or 30 days after a policy anniversary.

When thinking about a transfer of Fund Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We consider a request for a transfer to be one transaction. We may charge for transfers. See "Charges and Deductions."


TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds, and the managements of the Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. We will notify you in writing if we do not process a transfer request. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they have been submitted. These procedures will not, however, prevent Owners from making their own transfer requests.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer subaccounts with underlying portfolios that are part of the EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the EQ Advisors Trust, the "trusts"). The EQ Advisors Trust has adopted poli-



                                                                   Transfers  20
cies and procedures regarding disruptive transfer activity. The EQ Advisors Trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The EQ Advisors Trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the EQ Advisors Trust obtains from us policy owner trading activity. The EQ Advisors Trust currently considers transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time under the policy, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, no trust available under the policy had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



21  Transfers

9. Death Benefits

--------------------------------------------------------------------------------

As long as your Policy is in effect and before the maturity date, we will pay the Death Benefit proceeds upon receipt at our Operations Center of satisfactory proof of the Insured's death. We may postpone payment of the death benefit under certain conditions. See "Payments and telephone/facsimile/web transactions." We will pay the proceeds to the Beneficiary.


AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE

The amount of Death Benefit proceeds payable equals:

1.   the Policy's Death Benefit; plus

2.   any insurance proceeds provided by rider; less

3. any Outstanding Debt, and if the death of the Insured occurs dur ing any period for which a Monthly Deduction has not been made, any Monthly Deduction that may apply to that period, including the deduction for the month of death.

Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Incontestability," and "Misstatement of age or sex," and "Suicide exclusion."


DEATH BENEFIT OPTIONS

When you apply for the Policy, you have to make three choices about your Death Benefit. First, you must select the death benefit compliance test; second you must tell us how much life insurance you want on the Insured; and finally, you must select a Death Benefit option.

The Policy must satisfy alternative death benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test effectively requires that the Policy's Death Benefit, plus any outstanding loans and accrued interest thereon, and any unpaid Monthly Deductions, always be equal to or greater than the Fund Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by Insured's attained age, gender and smoking status and in general, will not limit the amount you can pay into the Policy; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages vary by the Insured's attained age, and will limit the amount you pay into the Policy. Your minimum Death Benefit will generally be larger should you select the Cash Value Accumulation Test, while your Fund Value will generally be greater in the long term under the Guideline Premium/Cash Value Corridor Test because your amount at risk will be lower which may result in lower cost of insurance charges in later Policy Years. In most situations, the Death Benefit that results from the Cash Value Accumulation Test will be more than the Death Benefit that results from the Guideline Premium/Cash Value Corridor Test. However, under the Guideline Premium/Cash Value Corridor Test, the premiums you pay into the Policy will be limited. Under the Cash Value Accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough Death Benefit in relation to Fund Value at all times. Once you choose the test, you cannot change it.

You also must tell us how much life insurance coverage you want on the life of the Insured. We call this the Specified Amount. The minimum Specified Amount is $50,000.

Finally, you tell us whether you want Death Benefit Option 1 or Death Benefit Option 2. If you prefer to have premium payments and any favorable investment performance reflected partly in the form of an increasing Death Benefit, you should consider choosing Death Benefit Option 2. If you are satisfied with the amount of the insured's existing insurance coverage and prefer to have premium payments and any favorable investment performance reflected to the maximum extent in Fund Value (thus reducing the cost of insurance charges), you should consider choosing Death Benefit Option 1. Subject to certain restrictions, you may change your Death Benefit Option (see below).


Under Death Benefit Option 1, your Death Benefit will be the greater of:

a.   the Specified Amount in effect on the date of the Insured's death; or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.


Under Death Benefit Option 2, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death, plus Fund Value on the date of the Insured's Death; or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

The death benefit percentage will vary by the death benefit compliance test you selected. A table showing the death benefit percentages is in your Policy.


EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show two Policies with the same Specified Amount, but Fund Values that vary as shown. We assume that the Insured is age 65 at the time of death and that there is no Outstanding Debt. We also assume that the date of death was on a Monthly Anniversary Day. Policy 1 shows what your Death Benefit would be for a Policy with low Fund Value. Policy 2 shows what your Death Benefit would be for a Policy with a higher Fund Value.


--------------------------------------------------------------------------------
                                           Policy 1              Policy 2
--------------------------------------------------------------------------------
Specified Amount                           $100,000              $100,000
Fund Value on Date of Death                $ 35,000              $ 85,000
Death Benefit Percentage                       120%                  120%
Death Benefit under Option 1               $100,000              $102,000
Death Benefit under Option 2               $135,000              $185,000
--------------------------------------------------------------------------------


                                                              Death Benefits  22

CHANGES IN DEATH BENEFIT OPTIONS

You may change the Death Benefit option under your Policy by writing us at our Operations Center. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. The effective date of a change will be the Monthly Anniversary Day on or next after we accept the change.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce your Policy's Specified Amount by the amount of the Policy's Fund Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $50,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of your Policy by the amount of the Policy's Fund Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

We will automatically change your Death Benefit option to Death Benefit Option 2 if the Insured becomes disabled and the Waiver of Monthly Deduction Benefit rider is in effect. Additional information about the riders available under the Policy is available from your agent.

A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the amount at risk. Generally, the amount at risk is the amount by which the Death Benefit exceeds Fund Value. See "Deductions from Fund Value -- the Monthly Deduction." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option 1 to Death Benefit Option 2 will generally result in an amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time because the cost of insurance rates increase with the Insured's age. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option.


CHANGING THE SPECIFIED AMOUNT

You may change the Specified Amount under your Policy subject to the conditions described below.

Increasing the Specified Amount will generally increase your Policy's Death Benefit. Decreasing the Specified Amount will generally decrease your Policy's Death Benefit. The amount of change in the Death Benefit depends on (1) the Death Benefit option chosen, and (2) whether the Death Benefit under the Policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of Policy values. For example, an increase in Specified Amount may increase the amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the amount at risk, which may decrease your cost of insurance over time. We offer a term life insurance rider. Depending on your circumstances, it may be more cost effective for you to purchase this rider rather than increasing your Specified Amount.

We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Specified Amount may have other tax consequences. You should consult a tax adviser before changing the Specified Amount.


INCREASES

o You may increase the Specified Amount by submitting a written application and evidence of insurability to us at our Operations Center. The increase will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o You can only increase the Specified Amount until the Insured's age 85.

o Your cost of insurance charges will increase.

o The increase will create a new "coverage segment." There will be a surrender charge associated with this coverage segment. We will allocate Fund Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.

o Your Minimum Monthly Premium will increase, and we will make this adjustment prospectively to reflect the increase.

o If the Specified Amount is increased when a premium payment is received, we will process the increase before we process the premium payment.


DECREASES

o You may decrease the Specified Amount (or the amount of term insurance added by rider) by submitting a written application to us at our Operations Center. The decrease will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o You may not decrease the Specified Amount below $50,000.

o We will apply any decrease in your Specified Amount (whether requested by you or resulting from a partial surrender or a Death Benefit option change):

  1. to reduce the coverage segments of Specified Amount associated with the most recent increases in Specified Amount; then

  2. to the next most recent increases successively; and last



  3. to the original Specified Amount.



o Your Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount.

o If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

o Rider coverages may be affected by a decrease in Specified Amount.

o We will reject a decrease in Specified Amount, if, to effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your Policy.

If a requested change is not approved, we will send you a written notice of our decision.



23  Death Benefits

10. Other optional insurance benefits

--------------------------------------------------------------------------------

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.


The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add or modify the riders we are making available at any time before they become an effective part of your policy.

See "Tax considerations" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.


The following riders are available under the Policy:

ENHANCED MATURITY EXTENSION RIDER

This rider provides the option to extend coverage beyond the original maturity date of the Policy until the date death proceeds become payable such that the death benefit at maturity is determined in the same manner as it was prior to the original maturity date. Death proceeds payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value. There is a monthly cost for this rider which is deducted monthly from the Fund Value.

This rider must be elected at least 30 days but no more than 90 days before the original maturity date. If you elect this rider, the Policy provisions relating to maturity extension will not be effective. If you elect to end this rider, we will automatically provide coverage under the Policy provisions relating to maturity extension. Adding this rider to a policy and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")

TERM LIFE TERM RIDER*


This rider provides additional death benefits on the life of the Insured until the Insured reaches age 80. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by the Company or any other plan we choose to offer. The conversion must occur before the Insured's age 65 or 5 years from the issue of the rider, whichever is later.


SPOUSE'S YEARLY RENEWABLE TERM RIDER*

This rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's age 80.

PURCHASE OPTION RIDER

This rider provides the option to purchase additional coverage as specified in the rider at specific ages or after specific events without providing additional evidence that the Insured remains insurable.


WAIVER OF MONTHLY DEDUCTION RIDER


This rider provides for the waiver of certain charges while the Insured has a covered total disability for 6 months without interruption and the Policy is in effect. While the Insured is disabled, no deductions are made for (1) monthly administrative charges, (2) Monthly Expense Charges, (3) cost of insurance charges, and (4) rider charges.



CHILDREN'S TERM LIFE INSURANCE RIDER


This rider provides term insurance coverage on the lives of the dependent children of the Insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday.


Contact our Operations Center or your agent for additional information about the riders.


----------------------

*    This rider is no longer available for new elections.



                                           Other optional insurance benefits  24

11. Benefits at maturity

--------------------------------------------------------------------------------


The maturity date for this Policy unless you elect to extend it under the Policy provisions or by electing the Enhanced Maturity Extension Rider is the policy anniversary following the Insured's 100th birthday. If the Insured is living on the maturity date, we will pay to you, as an endowment benefit, the Cash Value of the Policy. See "Tax considerations" for the tax treatment of an endowment benefit. We will not accept premiums, nor will we take Monthly Deductions, after the maturity date. Payment of the benefit may be deferred until the date of the Insured's death under the Policy provisions or the Enhanced Maturity Extension Rider. Under the policy provisions, the death proceeds payable upon the Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. Under the Enhanced Maturity Extension Rider, the death benefit payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value.


If you elect the Enhanced Maturity Extension Rider, Policy provisions relating to maturity extension will not be effective. If you elect to end the rider, we will automatically provide coverage under the Policy provisions relating to maturity extension. Please see the Enhanced Maturity Extension Rider or your agent for more information.


25  Benefits at maturity

12. Accessing your money

--------------------------------------------------------------------------------

SURRENDERS
You may cancel and surrender your Policy at any time before the Insured dies by sending a written request together with the Policy to our Operations Center. Your Policy will terminate at end of the Business Day we receive your request.

The amount you will receive will be your Policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate your Cash Value in the Guaranteed Interest Account as follows. On the Business Day we determine your Cash Value, your Cash Value in the Guaranteed Interest Account will not be less than the Cash Value in the Guaranteed Interest Account as of that policy anniversary, less adjustments for partial surrenders (including fees), transfers (including transfer fees) and policy loans taken since that policy anniversary. Unless you select an optional payment plan, we will pay any proceeds in a lump sum.

A surrender may have adverse tax consequences. See "Tax considerations."


PARTIAL SURRENDERS

Until the maturity date, you may make a partial surrender at any time from your Policy by writing us at our Operations Center. We will process your partial surrender request at the end of the Business Day we receive your request.

Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Fund Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Specified Amount in force of less than $50,000. If you have taken a loan on your Policy, the amount of the partial surrender is limited so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value, less any accrued loan interest due on the next Policy anniversary.

You must allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account from which we are to take your partial surrender. Allocations by percentages must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the Insured dies after the request for a partial surrender is sent to us and before it is effected, the amount of the partial surrender will be deducted from the Death Benefit proceeds. We will determine the Death Benefit proceeds taking into account the amount surrendered.


EFFECT OF PARTIAL SURRENDERS ON FUND VALUE AND DEATH BENEFIT PROCEEDS


When you make a partial surrender and you selected Death Benefit Option 1, we decrease the Specified Amount of your Policy by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Fund Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender (including its fee because the Fund Value is reduced). Under either Death Benefit Option, if the Death Benefit is based on the Fund Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.


There is a fee of $10 for each partial surrender. Partial surrenders may have adverse tax consequences. See "Tax considerations."


LOANS

You may borrow up to 90% of your Cash Value, less any accrued loan interest due on the next Policy anniversary, at any time by writing us at our Operations Center. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the Monthly Deduction due on that day.) Your Policy is the only security for the loan. A loan may have tax consequences. You should consult your tax adviser before borrowing from your Policy.

To secure a loan, we transfer an amount equal to the loan proceeds from Fund Value in the Variable Account and the Guaranteed Interest Account to our Loan Account. You tell us from where we are to transfer this Fund Value. You can specify loan allocations by amount or percentages. Allocations by percentage must be in whole percentages and the minimum percentage is 5% against any subaccount or the Guaranteed Interest Account. If you do not specify an allocation, or if we cannot process your loan allocations because they do not comply with our rules or there is not enough Fund Value in a subaccount and/or the Guaranteed Interest Account to comply with your request, we will reject your request for a loan. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.0%. We may pay excess interest in our sole discretion. We will allocate amounts in the Loan Account that exceed your Outstanding Debt to the Variable Account and/or Guaranteed Interest Account as we determine.

We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Operations Center. We may postpone payment of loan under certain conditions. See "Payments and telephone/facsimile/web transactions."

We charge interest on a loan. Loan interest is payable in arrears on each policy anniversary, and varies by the number of years since we issued your Policy. The interest you must pay on the loan is as follows:


----------------------------------------------------------
                                         Interest Due
 Policy Year                          (at an annual rate)
----------------------------------------------------------
1 through 20                         5.00%
21 and after                         4.25%
----------------------------------------------------------


                                                        Accessing your money  26

If you do not pay the interest when due, it will become part of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Fund Value of each subaccount and/or the Guaranteed Interest Account in the same proportion that each bears to total Fund Value on the policy anniversary.

You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time by sending the repayment to our Operations Center. We will credit repayments on the Business Day that we receive them. YOU MUST CLEARLY MARK A REPAYMENT AS A LOAN REPAYMENT OR IT WILL BE CREDITED AS A PREMIUM.

If a loan repayment is made which exceeds the Outstanding Debt, we will consider the excess to be part of a scheduled premium payment, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account and/or Guaranteed Interest Account according to your current premium allocation instructions.

We deduct any Outstanding Debt from your Cash Value and the Death Benefit proceeds payable on the Insured's death. We also deduct such amount from any Fund Value proceeds payable at maturity.


EFFECTS OF POLICY LOANS

A loan affects the Policy because we reduce Death Benefit proceeds and Cash Value under the Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Fund Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to the loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account. Amounts transferred from the Variable Account as collateral will affect the Fund Value of your Policy because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account.

There are risks involved in taking a loan, a few of which include the potential for your Policy to terminate if Cash Value is not sufficient to pay your monthly deductions. A loan may have adverse tax consequences. See "Tax considerations."

We will notify you if your Policy is in risk of termination and has entered a 61-day grace period. See "Termination."


27  Accessing your money

13. Termination

--------------------------------------------------------------------------------


GENERAL
Your Policy will remain in effect as long as:

1.   it has a Cash Value greater than zero; and

2. you make any required additional premium payments during the 61-day grace period.

If your Policy does not meet the conditions specified above, it will be in default. In that case, we will mail you a notice of insufficient premium or Cash Value that will inform you of the premium you must pay to keep your Policy in effect. You must pay this premium amount within the 61-day grace period from the date we send notice to you. If you do not pay the required premium, your Policy will end.

As discussed below, we have special rules relating to termination during the first three Policy Years and for three Policy Years following an increase in Specified Amount if that increase became effective during the first three Policy Years.


SPECIAL RULES FOR FIRST THREE POLICY YEARS

During the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), we guarantee that your Policy will not lapse if, on each Monthly Anniversary Day, either:

o Your Policy's Cash Value is greater than zero; or

o The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your Policy has been in effect (or number of months from the most recent increase in Specified Amount). We refer to this as the minimum monthly premium test.

Your Policy may be at risk of termination if:

o The insufficiency occurs after the first three Policy Years; or

o The minimum monthly premium test has not been met during the first three Policy Years (as described above).


AMOUNTS YOU MUST PAY TO KEEP YOUR POLICY IN EFFECT

If you receive a notice of insufficient premium or Cash Value, you must pay the amount stated in the notice to keep your Policy in effect. In general, the amount you must pay will vary based on the Policy Year of your Policy.

During the first three Policy Years (or within three years of an increase in Specified Amount during that period), you must pay:

1.   any unpaid Minimum Monthly Premium; PLUS

2.   one succeeding Minimum Monthly Premium.



After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), you must pay:

1.   any unpaid Monthly Deduction; PLUS




2. an amount equal to two succeeding Monthly Deductions (plus the amount of the deductions from premiums for various taxes and the sales charge).




YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

Your Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we generally would reduce the Death Benefit proceeds by the unpaid Monthly Deduction as well as the Monthly Deduction for the month of death and by the amount of any Outstanding Debt. If you do not pay the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your Policy within certain circumstances.


REINSTATEMENT

If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years after the Monthly Anniversary Day that falls at the beginning of the grace period. To reinstate your Policy, you must provide us the following four items:

1. a written application received at our Operations Center within five years of the end of the grace period;

2.   satisfactory evidence to us of the insurability of the Insured;



3.   payment of a premium large enough to cover:



     a. the balance we told you in the notice of insufficient premium or Cash Value that was necessary to keep your Policy in effect; and

     b. an amount sufficient to keep your Policy in force for at least one month from the reinstatement date; and

4. payment or reinstatement of any Outstanding Debt you owe us on the Policy, plus payment of interest on any reinstated Debt from the beginning of the grace period to the end of the grace period at the rate which applies to policy loans on the date of reinstatement. This is an annual rate of 5% for Policy Years 1-20 and 4.25% for Policy Years 21 and after.

We will reinstate any surrender charge that would have been outstanding on the date of reinstatement had the Policy remained in force.

Your Fund Value on the date of reinstatement will be based on the reinstated surrender charge, the net premium paid, the reinstated Outstanding Debt, and any Monthly Deduction due on the reinstatement date. Should we reinstate your Policy, your Policy will be reinstated on the Monthly Anniversary Day that falls on, or immediately precedes, the date we approved your application for reinstatement. At that time, we will allocate Fund Value minus Outstanding Debt (if applicable) among the subaccounts and the Guaranteed Interest Account according to your most recent scheduled premium payment allocation instructions.



                                                                 Termination  28

14. Payments and telephone/facsimile/web transactions

--------------------------------------------------------------------------------

You may send your written request for payment or transfer request to our Operations Center or give it to one of our authorized agents. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Operations Center of all the documents required for such a payment.

Other than the Death Benefit proceeds, which we determine as of the date the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Business Day during which our Operations Center receives all required documents. We may pay your surrender proceeds or Death Benefit proceeds as a lump sum or under one of the settlement options available under the Policy. Contact your agent or our Operations Center for more information regarding the settlement options.


Any Death Benefit proceeds that we pay in one lump sum will include interest from the date of death to the date of payment if the proceeds are not paid within 30 days from the date we receive due proof of death, if required by state law. We will pay interest on the proceeds at a rate in accordance with state law but not less than 2.75% per year.


We may delay making a payment or processing a transfer request if:

o the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC;

o an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

o for such other periods as the SEC by order may permit.

We may also defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guaranteed Interest Account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

TELEPHONE/FACSIMILE/WEB TRANSACTIONS


You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or facsimile if you have completed and signed a telephone/facsimile transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. You may also elect to transfer Fund Value or change allocation instructions for future premiums via the web by completing the transaction authorization form found online at www.AXAOnline.com. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, facsimile or web instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, facsimile or web transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/facsimile/web transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/facsimile/web instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your agent or by calling us at 1-800-487-6669, Monday through Friday, 9AM to 5PM, Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.AXAOnline.com.


Please note that our telephone or internet system may not always be available. Any telephone or internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If your are experiencing problems, you may make your transaction request by writing our Operations Center.


29  Payments and telephone/facsimile/web transactions

15. Charges and Deductions

--------------------------------------------------------------------------------

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.

Services and benefits we provide:

o the Death Benefit, surrender benefit and loan benefit under the Policy;

o investment options, including premium allocations;

o administration of elective benefits; and

o the distribution of reports to Owners.

Costs and expenses we incur:

o processing applications for and issuing the Policies;

o maintaining records;

o administering settlement options;

o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);

o reconciling and depositing cash receipts;

o those associated with underwriting applications and increases in Specified Amount;

o sales and marketing expense, including compensation paid in connection with the sales of the Policies;

o providing toll-free inquiry services;

o other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

o that the Insured may live for a shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected; and

o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PREMIUM PAYMENTS

We deduct a sales charge and a tax charge from each premium payment before we apply that payment to your Fund Value. The sales charge is a percentage of each premium paid. The amount of the sales charge will be 1.45% of gross premium plus 4% of gross premium up to a certain premium amount in Policy Years 1-10 and will be 1.45% of gross premium in Policy Years 11 and later. Your policy will contain more specific information.

We also deduct a tax charge for state and local premium taxes and a charge for federal tax deferred acquisition costs. The state and local premium tax charge is currently 0.8% of your premium payment (this corresponds to the premium tax charged in New York). The charge for federal tax deferred acquisition costs of the Company is currently 1.25% of your premium payment and is used to cover our estimated cost for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy under an individual qualified plan. We also will not deduct the charge for federal tax deferred acquisition costs in other situations where the premiums received from you are not subject to the federal tax deferred acquisition cost provisions. We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

DEDUCTIONS FROM THE VARIABLE ACCOUNT


We deduct a daily maximum mortality and expense risk charge of 0.001% from each subaccount. This corresponds to a maximum annual rate of 0.35% of net assets for all Policy years. For Policy years 21 and later, we currently plan to reduce this mortality and expense risk charge to 0.10% annually. This reduction is not guaranteed.

We do not assess this charge against assets in the Guaranteed Interest Account or in the Loan Account. The mortality and expense risk charge is part of the net investment factor calculation we make. See "How your Fund Value varies."


The mortality and expense risk charge compensates us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the Policy will not be enough to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses.

DEDUCTIONS FROM FUND VALUE -- THE MONTHLY DEDUCTION

We take a Monthly Deduction from the Fund Value on the Policy Date and on each Monthly Anniversary Day. We will make the deduction by canceling Units in each subaccount and withdrawing amounts from the subaccount. We will take the Monthly Deduction on a pro-rata basis from the subaccounts and the Guaranteed Interest Account (i.e., in the same proportion that the value in each subaccount and the Guaranteed Interest Account bears to the sum of all subaccounts and the Guaranteed Interest Account on the Monthly Anniversary
Day). Because portions of the Monthly Deduction can vary from month-to-month, the Monthly Deduction will also vary.


                                                      Charges and Deductions  30

The Monthly Deduction equals:

o The cost of insurance charge for the Policy; PLUS

o The administrative charge; PLUS

o The Monthly Expense Charge; PLUS

o The charges for any optional insurance benefits.

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a death benefit that exceeds your Fund Value). Depending on a number of factors (such as gender, age, risk class, and policy duration), the cost of insurance charge may vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. To determine your cost of insurance charge on a Monthly Anniversary Day, we multiply the cost of insurance rate at the Insured's attained age by the amount at risk and divide that amount by 1,000.

The amount at risk depends in part on the Death Benefit Option that you selected and your Policy's Fund Value on the Monthly Anniversary Day. Other factors that affect the amount at risk include investment performance, payment of premiums, and charges to the Policy. If you elected Death Benefit Option 1, your amount at risk on a Monthly Anniversary Day is the difference between 1 and 2 where:

1. is the Death Benefit that would have been payable in the event of the death of the Insured on that Monthly Anniversary Day divided by 1.003274; and

2. is the Fund Value on that Monthly Anniversary Day before we assess the Monthly Deduction.

If you elected Death Benefit Option 2, your amount at risk on a Monthly Anniversary Day is equal to the sum of 1 and 2 where:

1.   your Specified Amount in force; and

2. the excess between the Death Benefit payable on that Monthly Anniversary Day, less Fund Value on that Day, less the Specified Amount in force.

The cost of insurance rate for the Insured is based on age, gender, and risk class. We currently place Insureds into the following risk classes when we issue the Policy: Ultimate Select, Select Non-tobacco, Select Tobacco, Standard Non-tobacco, Standard Tobacco, or Special Class. The original risk class applies to the initial Specified Amount. The cost of insurance rate generally increases with the age of the Insured.

We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. A different risk class may apply to any increase, based on the Insured's circumstances at the time of the increase in Specified Amount.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age last birthday at the start of the Policy Year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

Our insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by law.

ADMINISTRATIVE CHARGE. We deduct a $25 charge each month to compensate us for administrative expenses during the first Policy Year. In Policy Years 2 and later, we deduct a $7.50 charge each month to compensate us for administrative expenses.

MONTHLY EXPENSE CHARGE. We deduct this charge during the first 4 Policy Years and for 4 Policy Years following an increase in Specified Amount. This charge is made per $1,000 of Specified Amount based on the Insured's age on the Policy Date (or date of the increase), gender, and smoking status. We show the maximum amount of these charges in the "Fee table" section of this Prospectus.

OPTIONAL INSURANCE BENEFITS CHARGE. We charge you each month for the optional insurance benefits you added to your Policy by rider. We state these charges in the fee table and your rider. We describe the charges for the Term Life Term Rider, the Purchase Option Rider and the Enhanced Maturity Extension Rider. The charge for the Term Life Term Rider is deducted on the date the rider is issued and on each Monthly Anniversary Day. The charge for the Term Life Term Rider, which is based on the cost of insurance charges and on the Insured's age, sex, risk class and the number of years after the rider is issued, has a guaranteed range of $0.08 to $10.45 per $1,000 of term insurance purchased. The charge for the Purchase Option Rider is deducted on the date the rider is issued and on each Monthly Anniversary Day until the Policy anniversary that follows the Insured's 49th birthday. This charge varies based on the Insured's age, and has a guaranteed range from $0.05 to $0.36 per $1,000 of purchase option insurance. The charge for the Enhanced Maturity Extension Rider is also deducted when we issue the Rider and on each Monthly Anniversary Day. The guaranteed maximum charge for the Enhanced Maturity Extension Rider is $0.01 per $1,000 of Specified Amount plus term insurance.


TRANSACTION CHARGES

SURRENDER CHARGE. We assess a surrender charge against Fund Value upon a full surrender of the Policy to reimburse us for the costs of selling the Policies. We base the surrender charge on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount); this factor grades from 80% to zero over 15 years for Insured's age 70 or younger (over 11 years for Insured issue ages 71-85) based on a schedule. The factors per $1,000 vary by issue age, gender, and risk class. The grading percentages (as shown below) vary based on issue age and number of full years since we issued the Policy (or since we increased the Specified Amount).


--------------------------------------------------------------------------------
                     Applicable Percentage     Applicable Percentage
    Policy Years     for Issue Ages 0-70      for Issue Ages 71-85
--------------------------------------------------------------------------------
       1-3                   80%                       80%
        4                    80                        70
        5                    80                        60
        6                    80                        50
        7                    80                        40
--------------------------------------------------------------------------------

31  Charges and Deductions

--------------------------------------------------------------------------------
                     Applicable Percentage    Applicable Percentage
    Policy Years     for Issue Ages 0-70      for Issue Ages 71-85
--------------------------------------------------------------------------------
        8                    70                       30
        9                    60                       20
        10                   50                       10
        11                   40                        0
        12                   30                        0
        13                   20                        0
        14                   10                        0
       15+                    0                        0
--------------------------------------------------------------------------------

Example: If a male Insured age 35 purchases a Policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $6.40 (Standard Non-Tobacco). The maximum surrender charge during the first seven Policy Years would be 80% of (100 x 6.40) or $512.00.

The maximum surrender charge per $1,000 of initial Specified Amount factor would be $47.60 based upon the assumptions described above and if the Policy were purchased by a male insured age 78 through 85, standard tobacco, or age 81 through 85 select tobacco.

We do not assess a surrender charge for partial surrenders. We do, however, assess a partial surrender fee on each partial surrender.

PARTIAL SURRENDER FEE. We deduct a partial surrender fee of $10 on each partial surrender you make. We allocate the fee between your remaining Fund Value in the subaccounts and in the Guaranteed Interest Account on a pro-rata basis, based on the allocation percentages you specified for the partial surrender.


TRANSFER CHARGE. We reserve, the right to assess a $25 transfer charge for each transfer you make after the 12th transfer in any Policy Year. We do not currently assess this charge. If we assess a transfer charge, first we will allocate the transfer charge against the elected subaccounts and/or the Guaranteed Interest Account from which you are requesting that Fund Value be transferred.


OTHER CHARGES. We may charge the subaccounts for federal income taxes that we incur and are attributable to the Variable Account. No such charge is currently assessed. In addition, there are fees and charges deducted from the assets of the Funds. These deductions are described in each Fund's prospectus.



ILLUSTRATION PROJECTION REPORT FEE

You may request that we prepare an illustration projection report at any time after the first policy anniversary by writing us at the Operations Center. The illustration projection report will project future benefits and values under your Policy. We may impose a fee of $25 for each illustration projection report we prepare. We will bill you for this amount. This is not a charge that is deducted from your Fund Value.



                                                      Charges and Deductions  32

16. Tax considerations

--------------------------------------------------------------------------------

INTRODUCTION
The following provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. It generally assumes the policy owner is a natural person who is a U.S. citizen and resident. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.



TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should generally satisfy the applicable requirements. There is less guidance with respect to policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the MONY Variable Account L assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of MONY Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.


TREATMENT OF POLICY BENEFITS

GENERAL. We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.


MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance policies are classified as Modified Endowment Contracts, with less favorable income tax treatment than other life insurance policies. Due to the policy's flexibility with respect to premium payments and benefits, each policy's circumstances will determine whether the policy is a Modified Endowment Contract. In general, however, a policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.


If there is a reduction in the benefits under the policy during the first seven policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, even after the first seven policy years, the policy may have to be retested as if it were a newly issued policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


33  Tax considerations

1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

2. Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 591/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.


Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the twentieth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount of the Outstanding Debt will be added to the amount deemed distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.

BUSINESS USES OF POLICY. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.


SPLIT DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subject such plans to new requirements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.



                                                          Tax considerations  34

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. This could include special rules for tax-exempt entities as well as for corporate or business uses of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy.


FUTURE (2009 OR LATER) UNDERWRITTEN INCREASES IN BENEFITS OR COVERAGE OR ADDITION OF RIDERS. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioner's Standard Ordinary mortality tables ("1980 CSO tables").

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes which are pursuant to the terms of the policy, including addition or removal of a rider and an increase or decrease in death benefit, if the change is not underwritten. As a result, absent further guidance, it is not clear whether 2009 or later increases of benefits or coverage or additions of riders or increases in rider benefits, which are subject to underwriting, would cause your policy to lose its ability to be tax tested under the 1980 CSO tables under which your policy operates. If we determine that the federal tax rules may require this result, we intend to refuse such 2009 or later increases or additions, which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We hope to have additional guidance from the IRS before 2009 at which time such rules could apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.



OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge the Variable Account for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes in addition to premium taxes. These additional taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such additional taxes.


35  Tax considerations

17. Other Policy information

--------------------------------------------------------------------------------

POLICY ILLUSTRATIONS

Upon request, the Company will send you personalized illustrations of hypothetical future benefits under the Policy based on both guaranteed and current cost assumptions. Contact your agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration.



EXCHANGE PRIVILEGE

During the first 24 months following the Policy Date, you may exchange your Policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. No charge is imposed on the transfer when you exercise the exchange privilege.


PAID-UP INSURANCE

You may change to guaranteed paid-up insurance on a Policy anniversary. At that time, the Specified Amount will be reduced to an amount that the Cash Value will maintain in effect until the maturity date when applied as a net single premium. However, the maximum amount of Cash Value applied will not be greater than necessary to provide an amount at risk equal to the amount at risk immediately before this option becomes effective. We will refund to you any Cash Value in excess of the amount we applied.


ASSIGNMENT


You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Operations Center. The assignment will take effect once we have received the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt and any action we took before the assignment took effect. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" in the Prospectus for more information. Please see your Policy for more information.



SETTLEMENT OPTIONS

We offer several settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum.

In selecting a settlement option: (1) the proceeds applied must be at least $1,000; and (2) the payee cannot be a corporation, association, or fiduciary. We will make payments under a settlement option monthly unless you or the payee request that we make the payments quarterly, semiannually or annually. If payments of the chosen frequency would be less than $25 each, we may use a less frequent payment basis.

You, while the Insured is living, or your payee (not more than one month after the proceeds become payable) may select a settlement option by writing us at our Operations Center. Please see your Policy for more information about the settlement options.


MISSTATEMENT OF AGE OR SEX

If you misstated the Insured's age or sex in your application, we will adjust the Death Benefit proceeds.


SUICIDE EXCLUSION


If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue or reinstatement date, we will limit the Death Benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an Insured dies by suicide, while sane or insane, within two years of the effective date of any increase in the Specified Amount, the amount payable with respect to that increase will be limited to the cost of insurance charges you paid with respect to such increase.



INCONTESTABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Date of Issue, or effective date of the increase in Specified Amount.


OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

o to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

o to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of the Variable Account, if allowed by the Policy.

Only an executive officer of the Company has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An executive officer of the Company must sign all endorsements, amendments, or riders to be valid.



VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your policy.



                                                    Other Policy information  36

18. Additional Information

--------------------------------------------------------------------------------


DISTRIBUTION OF THE POLICIES
The Policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY Variable Account L.+ The offering of the policies is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly- owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The policies are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial representatives or Selling broker-dealers. The Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies.

Sales compensation paid to the Distributors will generally not exceed 99% of the first year premiums paid. Thereafter, sales compensation shall not exceed 15% of premiums paid in years 2-3, and 3.5% of premiums paid in years 4-10.

Upon any subsequent increase in Specified Amount, sales compensation will equal a maximum of 99% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above.

The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Company may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors' financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under appli-


----------------------
+   Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.



37  Additional Information
cable rules of the NASD, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.




OTHER INFORMATION

We filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This prospectus does not include all of the information set forth in the registration statement (including the Statement of Additional Information), its amendments, and exhibits. Statements in this prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http//www.sec.gov.


LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.


                                                      Additional Information  38

19. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY Variable Account L and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account.


PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



39  Financial statements

Appendix A: Glossary

--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

Attained Age -- Age at issue plus the number of Policy years since Policy was issued.

Beneficiary -- the person or entity you designate to receive the death benefit payable at the death of the Insured.


Business Day -- is any day the New York Stock Exchange is open for regular trading or on any other day there is enough trading to change the Unit value of the subaccount. Our Business Day ends at 4:00 pm Eastern time unless the market closes earlier (i.e., day after Thanksgiving, etc.).


Cash Value -- the Fund Value of the Policy less any surrender charge and any Outstanding Debt.

Fund -- any open-end management investment company in which the Variable Account invests.

Fund Value -- the total amount under the Policy in each subaccount, the Guaranteed Interest Account, and the Loan Account.

General Account -- assets of the Company other than those allocated to the Variable Account or any of our other separate accounts.

Guaranteed Interest Account -- is a fixed account that is part of our General Account.

Insured -- the person on whose life we base this Policy.

Loan Account -- an account to which we transfer amounts from the subaccounts of the Variable Account and the Guaranteed Interest Account to use as collateral for any Policy loan that you request. The Loan Account is part of the Company's General Account.

Maturity Age -- the policy anniversary following the Insured's 100th birthday. The maturity date is the date the Policy reaches the Maturity Age.

Monthly Anniversary Day -- the first Business Day of each policy month.

Monthly Deduction -- a deduction we take on each Monthly Anniversary Day that consists of the cost of insurance charge, any additional benefit charges, an administrative charge, and a Monthly Expense Charge.


Operations Center -- the Company's service center at 100 Madison Street, Syracuse, New York 13202. The telephone number of the Operations Center is 1-800-487-6669.


Outstanding Debt -- the unpaid balance of any loan which you request on the Policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

Owner -- the owner of the Policy. "You" or "your" refers to the Owner.

Policy -- the Policy with any attached application(s), any riders, and any endorsements.

Policy Date -- the date we authorize the Policy to be delivered to you (we call this the "policy release date") or, if later, the date as you requested your Policy to become effective. We measure Policy Years and anniversaries from the Policy Date. The Policy Date is shown in your Policy. If the Policy Date is the 29th, 30th, or 31st of a month, there will be some calendar months when there is no such date. For those months, the policy month will start on the last day of the calendar month.

Specified Amount -- the minimum death benefit for as long as the Policy remains in effect.

Subaccount -- a subdivision of the Variable Account that invests exclusively in shares of a Fund.

Unit -- the measure of value in a subaccount.

Variable Account -- MONY Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Fund Value.


                                                       Appendix A: Glossary  A-1

Requesting more information

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                           Page
Additional information about the Company..................................  2
MONY Life Insurance Company...............................................  2
MONY Variable Account L...................................................  2
Additional Policy information.............................................  2
The Policy................................................................  2
Paid-up insurance.........................................................  2
Our right to contest the Policy...........................................  2
Dividends.................................................................  3
Beneficiary...............................................................  3
Assigning the Policy......................................................  3
The portfolios............................................................  3
Settlement options........................................................  3
Distribution of the Policies..............................................  4

Additional information....................................................  4
Policies issued in conjunction with employee benefit plans................  4
Legal developments regarding unisex actuarial tables......................  4

Reports...................................................................  5
Records...................................................................  5

Service agreement.........................................................  5
Experts...................................................................  5
Financial statements......................................................  5
Index to financial statements.......................................... FSA-1

To learn more about us, the Policy (including more information concerning compensation paid for the sale of the Policy) and the Variable Account, you should read the Statement of Additional Information ("SAI") dated the same date as this prospectus. The Table of Contents for the SAI is on the last page of this Prospectus. For a free copy of the SAI, please contact your agent, call us toll-free at 1-800-487-6669, or write us at our Operations Center at 100 Madison Street, Syracuse, NY 13202.


You may also contact your agent, call us toll-free, or write us at our Operations Center if you wish to receive personalized illustrations of your Policy's Death Benefits, Cash Values and Fund Values, and to request other information about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may review and copy information about us and the Policy (including the SAI) at the SEC's Public Reference Room in Washington, DC, or you may obtain information upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102 or by accessing the SEC website at http:// www.sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-06215.

MONY Variable Universal Life
MONY Variable Account L

Statement of Additional Information

For individual flexible premium variable life insurance policy

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium variable life insurance policy (the "Policy") offered by MONY Life Insurance Company ("we," "us," "our," or the "Company"). Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy. This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2006 and the prospectuses for AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Investment Portfolios, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust, Old Mutual Insurance Series Fund, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and The Universal Institutional Funds, Inc. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown below.

The date of this Statement of Additional Information is May 1, 2006.


TABLE OF CONTENTS
Additional information about the Company                                     2
MONY Life Insurance Company                                                  2
MONY Variable Account L                                                      2
Additional Policy information                                                2
The Policy                                                                   2
Paid-up insurance                                                            2
Our right to contest the Policy                                              2
Dividends                                                                    3
Beneficiary                                                                  3
Assigning the Policy                                                         3
The portfolios                                                               3
Settlement options                                                           3
Distribution of the Policies                                                 4
Additional information                                                       4
Policies issued in conjunction with employee benefit plans                   4
Legal developments regarding unisex actuarial tables                         4
Reports                                                                      5
Records                                                                      5
Experts                                                                      5
Financial statements                                                         5

Index to financial statements                                            FSA-1


                                   Issued by
                          MONY Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104


                               Operations Center:
                     100 Madison Street, Syracuse, NY 13202

                                 (800) 487-6669

                                                                          x01219
                                                                         MNY-VUL

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY

We are MONY Life Insurance Company (the "Company"), a New York stock life insurance corporation organized in 1842. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Policies. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.


We are subject to regulation by the state of New York and regulation by the Superintendent of Insurance in New York. We file an annual statement with the state of New York, and periodically, the Superintendent of Insurance for the State of New York assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulations of the other states in which we are licensed to operate.


MONY VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.



ADDITIONAL POLICY INFORMATION

THE POLICY

The Policy, any attached riders and/or endorsements, the application and any supplemental applications make up the entire contract. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy.


PAID-UP INSURANCE

On any policy anniversary, you may change to guaranteed paid-up insurance. At the time of the change, we will reduce the Policy's Specified Amount to an amount that the Policy's Cash Value will keep in effect until the maturity date when applied as a single net premium. The maximum amount of Cash Value that we will apply will not be any greater than needed to provide an amount at risk that is equal to the amount at risk immediately prior to this option becoming effective. You will be refunded any Cash Value in excess of the amount we applied. You can discuss with your agent to learn more about this option.

The net single premium rates will be based on: (a) the 1980 CSO mortality tables at the Insured's gender and attained age and class of risk on the later of the policy date and the most recent increase in coverage under the policy; and (b) 4.0% interest. On and after the effective date, the Cash Value of the paid-up coverage will equal the present value of future guaranteed benefits based on the net single premium rates described above without regard to any loans.

To obtain paid-up insurance, we must receive a written request 30 days before the policy anniversary date on which it becomes effective. The endorsement issued to reflect the change to paid-up insurance will show the reduced Specified Amount and the guaranteed Cash Value on the effective date and each policy anniversary thereafter.

Once the paid-up insurance option is effective the following conditions apply:

(1)  It may not be revoked.

(2)  The Company will not accept any further premium.

(3)  No further optional policy changes may be made.

(4) The Policy is no longer subject to the administrative charge and the Monthly Expense Charge.

(5) Any surrender charge, loan balance and loan interest which existed immediately before the effective date will be set to zero.

(6) Any partial surrender will result in a recalculation of the Specified Amount and Cash Value.

(7)  Any additional benefits provided by rider will terminate.

The Death Benefit will equal the reduced Specified Amount.


See "Tax Information" in the prospectus for possible modified endorsement contract tax implications of a reduction in benefits.



OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application.

Therefore, we may contest the validity of the Policy based on material misstatements made in the application (or any supplemental application).

However, we will not contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date, or effective date of the increase in Specified Amount.


DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.


BENEFICIARY

You name the Beneficiary when you apply for the Policy. You may designate if the Beneficiary has to be living or surviving at the Insured's death. If you so designate, then, unless otherwise provided, that Beneficiary must be living on the 14th day after the Insured's death or, if earlier, the date we receive due proof of the Insured's death. The share of the Death Benefit proceeds of any Beneficiary who is not living on the earlier day will be payable to remaining Beneficiaries. Unless provided in the Beneficiary designation, if there is no Beneficiary named or living on the date of the Insured's death, we will pay the Death Benefit proceeds to the Insured's executors or administrators.

You may change the Beneficiary, unless you have given up this right, as long as the Insured is living by writing us at our Operations Center. The change will take effect when we record it retroactively as of the date the request was signed. The change will be subject to any payment we made before we received notice of the change of Beneficiary at our Operations Center.


ASSIGNING THE POLICY


You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Administrative Office. The assignment will take effect once we have received the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" in the Prospectus for more information.



THE PORTFOLIOS

We will purchase shares of the portfolios at net asset value and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or other purposes described in your Policy. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of the distributing portfolio at net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional Units, but instead reflect them in Unit values. We may elect not to reinvest dividends and capital gains distributions.

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans.

When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding." Currently, we do not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, a company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.


SETTLEMENT OPTIONS

We offer the following settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum:

OPTION 1. INTEREST INCOME -- Under this option, we hold the proceeds and credit the interest earned on those proceeds to the payee. We set the rate of interest for each year, but that rate will never be less than 2.75% a year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option.

OPTION 2. INCOME FOR SPECIFIED PERIOD -- Under this option, the payee receives an income for the number of years chosen. We then calculate an income that will be based on the Minimum Monthly Income Table 2 for that period. Note that the longer the period selected (i.e., number of years) the lower the dollar amount per $1,000 of proceeds. Payments may be increased by additional interest as we may determine for each year.

OPTION 3. SINGLE LIFE INCOME -- Under this option, a number of years called the period certain is chosen. We will then pay income to a single payee for as long as that payee lives or for the number of years chosen (the period certain), whichever is longer. If the payee dies after the end of the period certain, the income payments will stop. The period certain elected may be: (a) 0, 10, or 20 years; or (b) until the total income payments equal the proceeds applied (this is called a refund period certain).

We will calculate the amount of the income payments on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3 shown in your Policy. The income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with a 3.50% interest.

If the income payments for the period certain elected are the same as income payments based on another available longer period certain, we will deem an election to have been made for the longer period certain.

OPTION 3A. JOINT LIFE INCOME -- We pay income during the joint lifetime of two people (the payee and another person). That means if one person dies, we will continue to pay the same income (or a lesser income) to the survivor for as long as the survivor lives.

The survivor may receive the same dollar amount that we were paying before the first payee died or two-thirds of that amount depending on the election made at the time of settlement. Note that if the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected.

We will calculate the amount of income payable while both persons are living (the joint lifetime) on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3A shown in your Policy. The minimum income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3.50% interest.

If a person for whom Option 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Option 3 with 10 years certain.

OPTION 4. INCOME OF SPECIFIED AMOUNT -- Under this option, the dollar amount of the income payments is chosen. We will pay that amount for as long as the proceeds and interest last but, the dollar amount chosen must add up to a yearly amount of at least 10% of the proceeds applied. Interest will be credited annually on the balance of the proceeds. We set the rate of interest for each year, but that rate will never be less than 2.75% a year.

We also may pay proceeds under any other option to which we and the payee may agree.

Before paying Option 3 or 3A, we will require proof of age of the payee that satisfies us.

Even if the death benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.



DISTRIBUTION OF THE POLICIES

AXA Distributors receives fees for the sale of variable life insurance Policies. AXA Distributors received compensation with respect to the Policies offered through the Variable Account in the following amounts during the periods indicated:




----------------------------------------------------------------------
                                            Aggregate amount of
                                           commissions retained
                                           by AXA Distributors
                                          after payments to its
                    Aggregate amount of   registered persons and
                    commissions paid to   other Selling broker-
     Fiscal year     AXA Distributors*           dealers
----------------------------------------------------------------------
       2003          $16,246,718                    N/A
       2004          $14,126,357                    N/A
       2005          $ 7,490,997                    N/A
----------------------------------------------------------------------



* Includes sales compensation paid to registered persons of AXA Distributors. Also, in fiscal years 2003, 2004 and part of 2005, these payments were made to MSC.

AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for AXA Distributors' operating and other expenses as it relates to the Policies.


Please see your Prospectus for detailed information regarding the distribution of the policies.



ADDITIONAL INFORMATION


POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female insureds of a particular attained age and premium class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female insureds.


LEGAL DEVELOPMENTS REGARDING UNISEX
ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana), are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy.

REPORTS

We will send you a report at least annually showing the then current status of your Policy. It will set forth:

SINCE THE LAST REPORT DATE:

o premiums received;

o expense charges (including transfer charges, if any);

o cost of insurance and any riders;

o interest earned on Fund Value in the Loan Account and in the Guaranteed Interest Account; and

o any partial surrenders (and their fees).

AS OF THE CURRENT REPORT DATE:

o Death Benefit;


o Specified Amount;

o Outstanding Debt; and

o Cash Value.


AS OF THE CURRENT AND PRIOR REPORT DATES:

o Fund Value;

o Subaccount Unit values;

o Fund Value in the Guaranteed Interest Account; and

o any other information required by law. We also will send you an annual and a semi-annual report for each Fund in which you are investing, as required by the 1940 Act.


RECORDS

We will maintain all records relating to the Variable Account and the Guaranteed Interest Account at our Operations Center.


EXPERTS


The Financial Statements of MONY Variable Account L for the year ended December 31, 2005, and for each of the two years in the period ended December 31, 2005, and the consolidated financial statements of the Company at December 31, 2005 and 2004, and for the year ended December 31, 2005 and the six months ended December 31, 2004 and the six months ended June 30, 2004 and the year ended December 31, 2003, have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.



FINANCIAL STATEMENTS

This SAI contains the audited financial statements of MONY Variable Account L and the Company. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, independent registered public accounting firm providing auditing services for both the Variable Account and the Company.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

With respect to MONY Variable Account L
  Report of Independent Registered Public Accounting
    Firm...............................................................       2
  Statements of Assets and Liabilities, December 31,
    2005...............................................................     F-3
  Statements of Operations for the Year Ended December 31,
    2005...............................................................    F-15
  Statements of Changes in Net Assets for the Years Ended December 31,
    2005 and December 31, 2004.........................................    F-23
  Notes to Financial Statements........................................    F-37

With respect to MONY Life Insurance Company:
  Report of Independent Registered Public Accounting Firm..............    1
  Balance Sheets as of December 31, 2005 and 2004......................    2
  Statements of Operations for the Year Ended December 31, 2005
    (Successor),  Six Months Ended December 31, 2004 (Successor), Six
    Months Ended June 30, 2004 (Predecessor), and the Year Ended
    December 31, 2003 (Predecessor) ....................................   3
  Statements of Shareholder's Equity for the Years Ended December 31,
    2005, 2004 and 2003................................................    4
  Statements of Cash Flows for the Year Ended December 31, 2005
    (Successor), Six Months Ended December 31, 2004 (Successor), Six
    Months Ended June 30,2004 (Predecessor), and the Year Ended
    December 31, 2003 (Predecessor)...................................     5
  Notes to Financial Statements........................................    7

                                     FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of
MONY Life Insurance Company and the
Contractowners of Subaccounts of MONY Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY Variable Account L listed in Note 1 at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

/S/ PricewaterhouseCoopers LLP
New York, New York

April 13, 2006

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                                  AIM V.I.     AIM V.I.
                                                     AIM V.I.    Financial      Global
                                                   Basic Value    Services   Health Care
                                                  ------------- ----------- -------------
Assets:
Shares held in respective Funds .................      3,876        4,131        4,767
                                                       -----        -----        -----
Investments at cost .............................    $44,334      $53,599      $80,807
                                                     -------      -------      -------
Investments in respective Funds, at net asset
 value ..........................................    $47,951      $63,076      $97,432
Amount due from MONY ............................        274           --           21
Amount due from respective Funds ................         --           21           --
                                                     -------      -------      -------
  Total Assets ..................................     48,225       63,097       97,453
                                                     =======      =======      =======
Liabilities:
Amount due to respective Funds ..................        274           --           21
Amount due to MONY ..............................         --           21           --
                                                     -------      -------      -------
  Total Liabilities .............................        274           21           21
                                                     -------      -------      -------
Net Assets ......................................    $47,951      $63,076      $97,432
                                                     =======      =======      =======



                                                     AIM V.I.
                                                     Mid Cap      AIM V.I.    Alger American   Alger American
                                                   Core Equity   Technology      Balanced      MidCap Growth
                                                  ------------- ------------ ---------------- ---------------
Assets:
Shares held in respective Funds .................      1,524           980         17,867           22,576
                                                       -----           ---         ------           ------
Investments at cost .............................    $19,996       $11,906       $231,062         $404,414
                                                     -------       -------       --------         --------
Investments in respective Funds, at net asset
 value ..........................................    $20,742       $12,435       $258,001         $494,419
Amount due from MONY ............................        422            12             --            1,694
Amount due from respective Funds ................         --            --              9               --
                                                     -------       -------       --------         --------
  Total Assets ..................................     21,164        12,447        258,010          496,113
                                                     =======       =======       ========         ========
Liabilities:
Amount due to respective Funds ..................        422            12             --            1,694
Amount due to MONY ..............................         --            --              9               --
                                                     -------       -------       --------         --------
  Total Liabilities .............................        422            12              9            1,694
                                                     -------       -------       --------         --------
Net Assets ......................................    $20,742       $12,435       $258,001         $494,419
                                                     =======       =======       ========         ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

                                                                      Dreyfus
                                                    Dreyfus IP        Socially         Dreyfus
                                                    Small Cap       Responsible      Stock Index
                                                   Stock Index   Growth Fund, Inc.    Fund, Inc.
                                                  ------------- ------------------- -------------
Assets:
Shares held in respective Funds .................      1,874            10,406           71,241
                                                       -----            ------           ------
Investments at cost .............................    $28,108          $237,537       $1,966,397
                                                     -------          --------       ----------
Investments in respective Funds, at net asset
 value ..........................................    $31,245          $271,390       $2,266,874
Amount due from MONY ............................        191                24              349
Amount due from respective Funds ................         --                --               --
                                                     -------          --------       ----------
  Total Assets ..................................     31,436           271,414        2,267,223
                                                     =======          ========       ==========
Liabilities:
Amount due to respective Funds ..................        191                24              349
Amount due to MONY ..............................         --                --               --
                                                     -------          --------       ----------
  Total Liabilities .............................        191                24              349
                                                     -------          --------       ----------
Net Assets ......................................    $31,245          $271,390       $2,266,874
                                                     =======          ========       ==========

                                                   EQ/Bear Stearns                         EQ/Calvert   EQ/Capital
                                                    Small Company    EQ/Boston Advisors     Socially     Guardian
                                                        Growth         Equity Income*     Responsible    Research
                                                  ----------------- -------------------- ------------- -----------
Assets:
Shares held in respective Funds .................        145,356           134,406            4,835       11,756
                                                         -------           -------            -----       ------
Investments at cost .............................     $1,040,029          $739,363          $37,313     $163,370
                                                      ----------          --------          -------     --------
Investments in respective Funds, at net asset
 value ..........................................     $1,273,314          $854,761          $39,595     $147,065
Amount due from MONY ............................            220                --               --           --
Amount due from respective Funds ................             --                79               12           75
                                                      ----------          --------          -------     --------
  Total Assets ..................................      1,273,534           854,840           39,607      147,140
                                                      ==========          ========          =======     ========
Liabilities:
Amount due to respective Funds ..................            220                --               --           --
Amount due to MONY ..............................             --                79               12           75
                                                      ----------          --------          -------     --------
  Total Liabilities .............................            220                79               12           75
                                                      ----------          --------          -------     --------
Net Assets ......................................     $1,273,314          $854,761          $39,595     $147,065
                                                      ==========          ========          =======     ========

-------
*  Denotes multiple share classes held in respective fund
   A ..............................................                       5,774
   B ..............................................                     128,632

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

                                                                       EQ/Enterprise     EQ/GAMCO
                                                   EQ/Caywood-Scholl     Moderate     Small Company
                                                    High Yield Bond     Allocation        Value
                                                  ------------------- -------------- ---------------
Assets:
Shares held in respective Funds .................         243,019          484,931         325,764
                                                          -------          -------         -------
Investments at cost .............................      $1,105,882      $10,372,925      $7,504,977
                                                       ----------      -----------      ----------
Investments in respective Funds, at net asset
 value ..........................................      $1,108,167      $ 9,557,997      $8,766,314
Amount due from MONY ............................              --               --              --
Amount due from respective Funds ................             540            6,110           1,174
                                                       ----------      -----------      ----------
  Total Assets ..................................       1,108,707        9,564,107       8,767,488
                                                       ==========      ===========      ==========
Liabilities:
Amount due to respective Funds ..................              --               --              --
Amount due to MONY ..............................             540            6,110           1,174
                                                       ----------      -----------      ----------
  Total Liabilities .............................             540            6,110           1,174
                                                       ----------      -----------      ----------
Net Assets ......................................      $1,108,167      $ 9,557,997      $8,766,314
                                                       ==========      ===========      ==========

                                                   EQ/Government   EQ/Intermediate   EQ/International    EQ/Long
                                                     Securities       Term Bond           Growth        Term Bond
                                                  --------------- ----------------- ------------------ ----------
Assets:
Shares held in respective Funds .................        89,129          32,110            400,960        64,790
                                                         ------          ------            -------        ------
Investments at cost .............................    $1,032,052        $363,427         $1,939,145      $890,567
                                                     ----------        --------         ----------      --------
Investments in respective Funds, at net asset
 value ..........................................    $  969,720        $324,637         $2,088,999      $877,261
Amount due from MONY ............................            --              --                 --         2,505
Amount due from respective Funds ................           643             162                685            --
                                                     ----------        --------         ----------      --------
  Total Assets ..................................       970,363         324,799          2,089,684       879,766
                                                     ==========        ========         ==========      ========
Liabilities:
Amount due to respective Funds ..................            --              --                 --         2,505
Amount due to MONY ..............................           643             162                685            --
                                                     ----------        --------         ----------      --------
  Total Liabilities .............................           643             162                685         2,505
                                                     ----------        --------         ----------      --------
Net Assets ......................................    $  969,720        $324,637         $2,088,999      $877,261
                                                     ==========        ========         ==========      ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

                                                   EQ/Marsico    EQ/Money    EQ/Montag & Caldwell
                                                      Focus       Market            Growth
                                                  ------------ ------------ ----------------------
Assets:
Shares held in respective Funds .................      71,012    3,199,981           801,333
                                                       ------    ---------           -------
Investments at cost .............................  $  865,301   $3,199,981        $3,640,296
                                                   ----------   ----------        ----------
Investments in respective Funds, at net asset
 value ..........................................  $1,117,725   $3,199,981        $4,054,746
Amount due from MONY ............................       5,320       62,975             4,439
Amount due from respective Funds ................          --           --                --
                                                   ----------   ----------        ----------
  Total Assets ..................................   1,123,045    3,262,956         4,059,185
                                                   ==========   ==========        ==========
Liabilities:
Amount due to respective Funds ..................       5,320       62,975             4,439
Amount due to MONY ..............................          --           --                --
                                                   ----------   ----------        ----------
  Total Liabilities .............................       5,320       62,975             4,439
                                                   ----------   ----------        ----------
Net Assets ......................................  $1,117,725   $3,199,981        $4,054,746
                                                   ==========   ==========        ==========

                                                                                                   EQ/UBS
                                                     EQ/PIMCO      EQ/Short          EQ/TCW      Growth and
                                                   Real Return   Duration Bond       Equity        Income
                                                  ------------- ---------------  ------------- -------------
Assets:
Shares held in respective Funds .................      35,117        1,720           420,797       315,291
                                                       ------        -----           -------       -------
Investments at cost .............................    $365,572      $17,184        $8,726,442    $1,544,506
                                                     --------      -------        ----------    ----------
Investments in respective Funds, at net asset
 value ..........................................    $355,967      $17,117        $9,295,403    $1,898,049
Amount due from MONY ............................          62          209                --         1,127
Amount due from respective Funds ................          --           --             5,903            --
                                                     --------      -------        ----------    ----------
  Total Assets ..................................     356,029       17,326         9,301,306     1,899,176
                                                     ========      =======        ==========    ==========
Liabilities:
Amount due to respective Funds ..................          62          209                --         1,127
Amount due to MONY ..............................          --           --             5,903            --
                                                     --------      -------        ----------    ----------
  Total Liabilities .............................          62          209             5,903         1,127
                                                     --------      -------        ----------    ----------
Net Assets ......................................    $355,967      $17,117        $9,295,403    $1,898,049
                                                     ========      =======        ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

                                                                                   Fidelity VIP
                                                    Fidelity VIP   Fidelity VIP       Growth
                                                   Contrafund(R)      Growth      Opportunities
                                                  --------------- -------------- ---------------
Assets:
Shares held in respective Funds .................        46,565         39,350         14,835
                                                         ------         ------         ------
Investments at cost .............................    $1,047,120     $1,153,756       $213,826
                                                     ----------     ----------       --------
Investments in respective Funds, at net asset
 value ..........................................    $1,440,248     $1,320,591       $257,089
Amount due from MONY ............................            36            862             --
Amount due from respective Funds ................            --             --             61
                                                     ----------     ----------       --------
  Total Assets ..................................     1,440,284      1,321,453        257,150
                                                     ==========     ==========       ========
Liabilities:
Amount due to respective Funds ..................            36            862             --
Amount due to MONY ..............................            --             --             61
                                                     ----------     ----------       --------
  Total Liabilities .............................            36            862             61
                                                     ----------     ----------       --------
Net Assets ......................................    $1,440,248     $1,320,591       $257,089
                                                     ==========     ==========       ========

                                                    Franklin        Franklin         Franklin    Janus Aspen
                                                     Income     Rising Dividends   Zero Coupon      Series
                                                   Securities      Securities          2010        Balanced
                                                  ------------ ------------------ ------------- -------------
Assets:
Shares held in respective Funds .................      2,823           1,245             331         31,707
                                                       -----           -----             ---         ------
Investments at cost .............................    $43,289         $21,228          $5,367       $717,148
                                                     -------         -------          ------       --------
Investments in respective Funds, at net asset
 value ..........................................    $43,248         $22,208          $5,277       $816,141
Amount due from MONY ............................        154             199              41          1,515
Amount due from respective Funds ................         --              --              --             --
                                                     -------         -------          ------       --------
  Total Assets ..................................     43,402          22,407           5,318        817,656
                                                     =======         =======          ======       ========
Liabilities:
Amount due to respective Funds ..................        154             199              41          1,515
Amount due to MONY ..............................         --              --              --             --
                                                     -------         -------          ------       --------
  Total Liabilities .............................        154             199              41          1,515
                                                     -------         -------          ------       --------
Net Assets ......................................    $43,248         $22,208          $5,277       $816,141
                                                     =======         =======          ======       ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

                                                                                    Janus Aspen
                                                    Janus Aspen                        Series
                                                       Series       Janus Aspen    International
                                                   Flexible Bond   Series Forty*       Growth
                                                  --------------- --------------- ---------------
Assets:
Shares held in respective Funds .................       10,209           47,322          9,713
                                                        ------           ------          -----
Investments at cost .............................     $131,282       $  997,040       $222,105
                                                      --------       ----------       --------
Investments in respective Funds, at net asset
 value ..........................................     $121,590       $1,308,461       $341,604
Amount due from MONY ............................           88            1,248             --
Amount due from respective Funds ................           --               --          1,806
                                                      --------       ----------       --------
  Total Assets ..................................      121,678        1,309,709        343,410
                                                      ========       ==========       ========
Liabilities:
Amount due to respective Funds ..................           88            1,248             --
Amount due to MONY ..............................           --               --          1,806
                                                      --------       ----------       --------
  Total Liabilities .............................           88            1,248          1,806
                                                      --------       ----------       --------
Net Assets ......................................     $121,590       $1,308,461       $341,604
                                                      ========       ==========       ========
-------

                                                                    Janus Aspen
                                                     Janus Aspen       Series                      Lord Abbett
                                                   Series Mid Cap    Worldwide      Lord Abbett    Growth and
                                                       Growth          Growth     Bond-Debenture     Income
                                                  ---------------- ------------- ---------------- ------------
Assets:
Shares held in respective Funds .................        44,665         52,218         11,764         35,040
                                                         ------         ------         ------         ------
Investments at cost .............................    $  925,154     $1,302,502       $139,094       $854,591
                                                     ----------     ----------       --------       --------
Investments in respective Funds, at net asset
 value ..........................................    $1,296,163     $1,460,027       $135,165       $916,633
Amount due from MONY ............................           722            414             45          1,858
Amount due from respective Funds ................            --             --             --             --
                                                     ----------     ----------       --------       --------
  Total Assets ..................................     1,296,885      1,460,441        135,210        918,491
                                                     ==========     ==========       ========       ========
Liabilities:
Amount due to respective Funds ..................           722            414             45          1,858
Amount due to MONY ..............................            --             --             --             --
                                                     ----------     ----------       --------       --------
  Total Liabilities .............................           722            414             45          1,858
                                                     ----------     ----------       --------       --------
Net Assets ......................................    $1,296,163     $1,460,027       $135,165       $916,633
                                                     ==========     ==========       ========       ========

-------
*  Denotes multiple share classes held in respective fund
   Service ........................................                       6,098
   Institutional ..................................                      41,224

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

                                                    Lord Abbett        MFS(R)           MFS(R)
                                                   Mid-Cap Value   Mid Cap Growth   New Discovery
                                                  --------------- ---------------- ---------------
Assets:
Shares held in respective Funds .................       37,205          26,515            7,437
                                                        ------          ------            -----
Investments at cost .............................     $660,418        $169,861         $ 99,468
                                                      --------        --------         --------
Investments in respective Funds, at net asset
 value ..........................................     $784,661        $193,558         $116,382
Amount due from MONY ............................          274              --               27
Amount due from respective Funds ................           --           1,238               --
                                                      --------        --------         --------
  Total Assets ..................................      784,935         194,796          116,409
                                                      ========        ========         ========
Liabilities:
Amount due to respective Funds ..................          274              --               27
Amount due to MONY ..............................           --           1,238               --
                                                      --------        --------         --------
  Total Liabilities .............................          274           1,238               27
                                                      --------        --------         --------
Net Assets ......................................     $784,661        $193,558         $116,382
                                                      ========        ========         ========

                                                      MFS(R)        MFS(R)    Old Mutual    Old Mutual
                                                   Total Return   Utilities     Mid-Cap    Select Value
                                                  -------------- ----------- ------------ -------------
Assets:
Shares held in respective Funds .................      23,166        8,502       30,612        6,708
                                                       ------        -----       ------        -----
Investments at cost .............................    $455,441     $152,467     $436,671      $88,987
                                                     --------     --------     --------      -------
Investments in respective Funds, at net asset
 value ..........................................    $479,311     $201,839     $510,922      $95,590
Amount due from MONY ............................         117          476          118           65
Amount due from respective Funds ................          --           --           --           --
                                                     --------     --------     --------      -------
  Total Assets ..................................     479,428      202,315      511,040       95,655
                                                     ========     ========     ========      =======
Liabilities:
Amount due to respective Funds ..................         117          476          118           65
Amount due to MONY ..............................          --           --           --           --
                                                     --------     --------     --------      -------
  Total Liabilities .............................         117          476          118           65
                                                     --------     --------     --------      -------
Net Assets ......................................    $479,311     $201,839     $510,922      $95,590
                                                     ========     ========     ========      =======

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

                                                                                       PIMCO
                                                  Oppenheimer        Oppenheimer    Global Bond
                                               Global Securities   Main Street(R)    (Unhedged)
                                              ------------------- ---------------- -------------
Assets:
Shares held in respective Funds .............         2,814              1,694          19,971
                                                      -----              -----          ------
Investments at cost .........................       $79,351            $33,816        $251,425
                                                    -------            -------        --------
Investments in respective Funds, at net asset
 value ......................................       $93,318            $36,651        $237,857
Amount due from MONY ........................           248                329             437
Amount due from respective Funds ............            --                 --              --
                                                    -------            -------        --------
  Total Assets ..............................        93,566             36,980         238,294
                                                    =======            =======        ========
Liabilities:
Amount due to respective Funds ..............           248                329             437
Amount due to MONY ..........................            --                 --              --
                                                    -------            -------        --------
  Total Liabilities .........................           248                329             437
                                                    -------            -------        --------
Net Assets ..................................       $93,318            $36,651        $237,857
                                                    =======            =======        ========

                                                                PIMCO
                                                             StocksPLUS   Van Kampen UIF   Van Kampen UIF
                                                  PIMCO      Growth and      Emerging       Global Value    Van Kampen UIF
                                               Real Return     Income     Markets Equity       Equity      U.S. Real Estate
                                              ------------- ------------ ---------------- --------------- -----------------
Assets:
Shares held in respective Funds .............      60,051       56,023          7,201           3,980            40,818
                                                   ------       ------          -----           -----            ------
Investments at cost .........................    $755,010     $497,392       $ 62,349         $52,547          $727,962
                                                 --------     --------       --------         -------          --------
Investments in respective Funds, at net asset
 value ......................................    $762,050     $571,437       $106,071         $59,178          $942,069
Amount due from MONY ........................         287           --          1,869              --               635
Amount due from respective Funds ............          --        1,133             --              16                --
                                                 --------     --------       --------         -------          --------
  Total Assets ..............................     762,337      572,570        107,940          59,194           942,704
                                                 ========     ========       ========         =======          ========
Liabilities:
Amount due to respective Funds ..............         287           --          1,869              --               635
Amount due to MONY ..........................          --        1,133             --              16                --
                                                 --------     --------       --------         -------          --------
  Total Liabilities .........................         287        1,133          1,869              16               635
                                                 --------     --------       --------         -------          --------
Net Assets ..................................    $762,050     $571,437       $106,071         $59,178          $942,069
                                                 ========     ========       ========         =======          ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

                      Fund Name                                       Option
---------------------------------------------------- ---------------------------------------
AIM V.I. Basic Value ............................... MONY Variable Universal Life Option 2

AIM V.I. Financial Services ........................ Survivorship Variable Universal Life
AIM V.I. Financial Services ........................ MONY Variable Universal Life Option 1

AIM V.I. Global Health Care ........................ Survivorship Variable Universal Life
AIM V.I. Global Health Care ........................ MONY Variable Universal Life Option 1

AIM V.I. Mid Cap Core Equity ....................... MONY Variable Universal Life Option 2

AIM V.I. Technology ................................ Survivorship Variable Universal Life
AIM V.I. Technology ................................ MONY Variable Universal Life

Alger American Balanced ............................ Survivorship Variable Universal Life
Alger American Balanced ............................ MONY Variable Universal Life Option 1
Alger American Balanced ............................ MONY Variable Universal Life Option 2

Alger American MidCap Growth ....................... Survivorship Variable Universal Life
Alger American MidCap Growth ....................... MONY Variable Universal Life Option 1
Alger American MidCap Growth ....................... MONY Variable Universal Life Option 2
Alger American MidCap Growth ....................... MONY Custom Estate Master
Alger American MidCap Growth ....................... MONY Custom Equity Master

Dreyfus IP Small Cap Stock Index ................... MONY Variable Annuity Option 2

Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Custom Estate Master
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Custom Equity Master
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Equity Master

Dreyfus Stock Index Fund, Inc. ..................... MONY Custom Estate Master
Dreyfus Stock Index Fund, Inc. ..................... MONY Custom Equity Master
Dreyfus Stock Index Fund, Inc. ..................... MONY Equity Master

EQ/Bear Stearns Small Company Growth ............... Survivorship Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... MONY Variable Universal Life Option 1
EQ/Bear Stearns Small Company Growth ............... MONY Variable Universal Life Option 2
EQ/Bear Stearns Small Company Growth ............... MONY Custom Estate Master
EQ/Bear Stearns Small Company Growth ............... MONY Custom Equity Master
EQ/Bear Stearns Small Company Growth ............... MONY Equity Master

EQ/Boston Advisors Equity Income ................... Survivorship Variable Universal Life
EQ/Boston Advisors Equity Income ................... MONY Variable Universal Life Option 1
EQ/Boston Advisors Equity Income ................... MONY Variable Universal Life Option 2
EQ/Boston Advisors Equity Income ................... MONY Custom Estate Master
EQ/Boston Advisors Equity Income ................... MONY Strategist
EQ/Boston Advisors Equity Income ................... MONY Custom Equity Master
EQ/Boston Advisors Equity Income ................... MONY Equity Master

EQ/Calvert Socially Responsible .................... Survivorship Variable Universal Life
EQ/Calvert Socially Responsible .................... MONY Variable Universal Life 1

EQ/Capital Guardian Research ....................... MONY Strategist

EQ/Caywood-Scholl High Yield Bond .................. MONY Custom Estate Master
EQ/Caywood-Scholl High Yield Bond .................. MONY Custom Equity Master
EQ/Caywood-Scholl High Yield Bond .................. MONY Equity Master

EQ/Enterprise Moderate Allocation .................. Survivorship Variable Universal Life
EQ/Enterprise Moderate Allocation .................. MONY Variable Universal Life Option 1
EQ/Enterprise Moderate Allocation .................. MONY Variable Universal Life Option 2
EQ/Enterprise Moderate Allocation .................. MONY Custom Estate Master
EQ/Enterprise Moderate Allocation .................. MONY Custom Equity Master
EQ/Enterprise Moderate Allocation .................. MONY Equity Master

EQ/GAMCO Small Company Value ....................... Survivorship Variable Universal Life
EQ/GAMCO Small Company Value ....................... MONY Variable Universal Life Option 1
EQ/GAMCO Small Company Value ....................... MONY Variable Universal Life Option 2
EQ/GAMCO Small Company Value ....................... MONY Custom Estate Master
EQ/GAMCO Small Company Value ....................... MONY Custom Equity Master
EQ/GAMCO Small Company Value ....................... MONY Equity Master

                                                                 Mortality
                                                                     &         Unit
                                                                  Expense      Fair        Units
                      Fund Name                         Class      Ratio      Value     Outstanding
---------------------------------------------------- ---------- ---------- ----------- ------------
AIM V.I. Basic Value ...............................  Series I      0.35%   $  12.74        3,764

AIM V.I. Financial Services ........................  Series I      0.35%   $  12.30          917
AIM V.I. Financial Services ........................  Series I      0.65%      12.73        4,068

AIM V.I. Global Health Care ........................  Series I      0.35%   $  12.39          749
AIM V.I. Global Health Care ........................  Series I      0.65%      11.81        7,468

AIM V.I. Mid Cap Core Equity .......................  Series I      0.35%   $  12.99        1,597

AIM V.I. Technology ................................  Series I      0.35%   $  10.38           --
AIM V.I. Technology ................................  Series I      0.65%       9.19        1,353

Alger American Balanced ............................      O         0.35%   $  12.05        1,226
Alger American Balanced ............................      O         0.65%      12.06       16,843
Alger American Balanced ............................      O         0.35%      11.77        3,405

Alger American MidCap Growth .......................      O         0.35%   $  13.55        3,183
Alger American MidCap Growth .......................      O         0.65%      13.63       13,690
Alger American MidCap Growth .......................      O         0.35%      13.36        3,490
Alger American MidCap Growth .......................      O         0.35%      17.93        4,682
Alger American MidCap Growth .......................      O         0.65%      13.75        9,762

Dreyfus IP Small Cap Stock Index ...................   Service      0.35%   $  14.15        2,218

Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.35%   $   6.53        7,364
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.65%       6.76       29,915
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.75%       8.19        2,555
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.35%       9.33       22,054
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.65%       9.25      178,822
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.75%       8.92       45,660

EQ/Bear Stearns Small Company Growth ...............      B         0.35%   $  11.39        7,425
EQ/Bear Stearns Small Company Growth ...............      B         0.65%      11.75       20,347
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      12.66       14,690
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      10.87        3,649
EQ/Bear Stearns Small Company Growth ...............      B         0.65%      10.74       60,448
EQ/Bear Stearns Small Company Growth ...............      B         0.75%      11.54        6,474

EQ/Boston Advisors Equity Income ...................      B         0.35%   $  13.93        1,433
EQ/Boston Advisors Equity Income ...................      B         0.65%      13.26        9,003
EQ/Boston Advisors Equity Income ...................      B         0.35%      13.93        4,535
EQ/Boston Advisors Equity Income ...................      B         0.35%      12.94        3,723
EQ/Boston Advisors Equity Income ...................      A         0.60%      10.11        3,601
EQ/Boston Advisors Equity Income ...................      B         0.65%      12.20       36,199
EQ/Boston Advisors Equity Income ...................      B         0.75%      12.26       10,268

EQ/Calvert Socially Responsible ....................      B         0.35%   $  10.43        1,123
EQ/Calvert Socially Responsible ....................      B         0.65%      10.42        2,675

EQ/Capital Guardian Research .......................      A         0.60%   $  10.39       14,123

EQ/Caywood-Scholl High Yield Bond ..................      B         0.35%   $  13.99        4,094
EQ/Caywood-Scholl High Yield Bond ..................      B         0.65%      14.24       22,146
EQ/Caywood-Scholl High Yield Bond ..................      B         0.75%      16.72       43,986

EQ/Enterprise Moderate Allocation ..................      B         0.35%   $  12.29          544
EQ/Enterprise Moderate Allocation ..................      B         0.65%      11.31       13,713
EQ/Enterprise Moderate Allocation ..................      B         0.35%      12.05       11,634
EQ/Enterprise Moderate Allocation ..................      B         0.35%       9.52        4,097
EQ/Enterprise Moderate Allocation ..................      B         0.65%       9.73       64,126
EQ/Enterprise Moderate Allocation ..................      B         0.75%      14.31      600,353

EQ/GAMCO Small Company Value .......................      B         0.35%   $  14.59        2,978
EQ/GAMCO Small Company Value .......................      B         0.65%      15.88       43,913
EQ/GAMCO Small Company Value .......................      B         0.35%      13.92       20,025
EQ/GAMCO Small Company Value .......................      B         0.35%      16.35       15,722
EQ/GAMCO Small Company Value .......................      B         0.65%      17.01       66,585
EQ/GAMCO Small Company Value .......................      B         0.75%      32.38      196,299

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

                                                                                      Mortality
                                                                                          &         Unit
                                                                                       Expense      Fair        Units
             Fund Name                                Option                  Class     Ratio      Value     Outstanding
----------------------------------   --------------------------------------- ------- ---------- ----------- ------------
EQ/Government Securities .........   Survivorship Variable Universal Life       A        0.35%   $  10.81        8,354
EQ/Government Securities .........   MONY Variable Universal Life Option 1      A        0.65%      10.76       29,644
EQ/Government Securities .........   MONY Variable Universal Life Option 2      A        0.35%      10.22        2,072
EQ/Government Securities .........   MONY Custom Estate Master                  A        0.35%      11.43        4,088
EQ/Government Securities .........   MONY Custom Equity Master                  A        0.65%      12.61       17,264
EQ/Government Securities .........   MONY Equity Master                         A        0.75%      13.97       19,678

EQ/Intermediate Term Bond ........   MONY Custom Estate Master                  A        0.35%   $  12.01          127
EQ/Intermediate Term Bond ........   MONY Strategist                            A        0.60%      29.74          406
EQ/Intermediate Term Bond ........   MONY Custom Equity Master                  A        0.65%      12.85       12,831
EQ/Intermediate Term Bond ........   MONY Equity Master                         A        0.75%      14.71        9,932

EQ/International Growth ..........   MONY Custom Estate Master                  B        0.35%   $   7.50        7,681
EQ/International Growth ..........   MONY Custom Equity Master                  B        0.65%       7.98       41,022
EQ/International Growth ..........   MONY Equity Master                         B        0.75%      12.09      140,992

EQ/Long Term Bond ................   Survivorship Variable Universal Life       A        0.35%   $  12.40          478
EQ/Long Term Bond ................   MONY Variable Universal Life Option 1      A        0.65%      12.67       13,114
EQ/Long Term Bond ................   MONY Variable Universal Life Option 2      A        0.35%      11.25        1,149
EQ/Long Term Bond ................   MONY Custom Estate Master                  A        0.35%      14.76        3,112
EQ/Long Term Bond ................   MONY Strategist                            A        0.60%      41.29          388
EQ/Long Term Bond ................   MONY Custom Equity Master                  A        0.65%      15.10       16,767
EQ/Long Term Bond ................   MONY Equity Master                         A        0.75%      17.50       21,547

EQ/Marsico Focus .................   Custom Estate Master                       B        0.35%   $  10.62       12,373
EQ/Marsico Focus .................   Custom Equity Master                       B        0.65%      10.61       68,255
EQ/Marsico Focus .................   Equity Master                              B        0.75%      10.60       24,801

EQ/Money Market ..................   Survivorship Variable Universal Life       A        0.35%   $  10.10        9,967
EQ/Money Market ..................   MONY Variable Universal Life Option 1      A        0.65%      10.09       94,221
EQ/Money Market ..................   MONY Variable Universal Life Option 2      A        0.35%      10.10       15,098
EQ/Money Market ..................   MONY Custom Estate Master                  A        0.35%      10.10       46,185
EQ/Money Market ..................   MONY Strategist                            A        0.60%      10.10        1,513
EQ/Money Market ..................   MONY Custom Equity Master                  A        0.65%      10.09       88,642
EQ/Money Market ..................   MONY Equity Master                         A        0.75%      10.09       61,411

EQ/Montag & Caldwell Growth ......   Survivorship Variable Universal Life       B        0.35%   $  12.00        2,562
EQ/Montag & Caldwell Growth ......   MONY Variable Universal Life Option 1      B        0.65%      10.08       79,918
EQ/Montag & Caldwell Growth ......   MONY Variable Universal Life Option 2      B        0.35%      11.51       27,859
EQ/Montag & Caldwell Growth ......   MONY Custom Estate Master                  B        0.35%       8.17       42,067
EQ/Montag & Caldwell Growth ......   MONY Custom Equity Master                  B        0.65%       8.14      275,588
EQ/Montag & Caldwell Growth ......   MONY Equity Master                         B        0.75%       8.10       38,352

EQ/PIMCO Real Return .............   Survivorship Variable Universal Life       B        0.35%   $   9.87           --
EQ/PIMCO Real Return .............   MONY Variable Universal Life Option 1      B        0.65%      11.59       24,937
EQ/PIMCO Real Return .............   MONY Variable Universal Life Option 2      B        0.35%      10.66        4,644
EQ/PIMCO Real Return .............   MONY Custom Estate Master                  B        0.35%      11.53           18
EQ/PIMCO Real Return .............   MONY Custom Equity Master                  B        0.65%      11.44        1,513

EQ/Short Duration Bond ...........   MONY Variable Universal Life Option 1      B        0.65%   $  10.00           --
EQ/Short Duration Bond ...........   MONY Variable Universal Life Option 2      B        0.35%      10.26        1,668

EQ/TCW Equity ....................   MONY Custom Estate Master                  B        0.35%   $  10.21        8,793
EQ/TCW Equity ....................   MONY Custom Equity Master                  B        0.65%       8.54      172,594
EQ/TCW Equity ....................   MONY Master                                B        0.75%      14.80      522,266

EQ/UBS Growth and Income .........   Survivorship Variable Universal Life       B        0.35%   $  12.33        1,551
EQ/UBS Growth and Income .........   MONY Variable Universal Life Option 1      B        0.65%      12.23       23,522
EQ/UBS Growth and Income .........   MONY Variable Universal Life Option 2      B        0.35%      13.43        3,074
EQ/UBS Growth and Income .........   MONY Custom Estate Master                  B        0.35%       9.99        5,022
EQ/UBS Growth and Income .........   MONY Custom Equity Master                  B        0.65%      10.06      118,497
EQ/UBS Growth and Income .........   MONY Equity Master                         B        0.75%       9.76       31,565

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

                  Fund Name                                    Option
--------------------------------------------- ---------------------------------------
Fidelity VIP Contrafund(R) .................. MONY Custom Estate Master
Fidelity VIP Contrafund(R) .................. MONY Custom Equity Master
Fidelity VIP Contrafund(R) .................. MONY Equity Master

Fidelity VIP Growth ......................... MONY Custom Estate Master
Fidelity VIP Growth ......................... MONY Custom Equity Master
Fidelity VIP Growth ......................... MONY Equity Master

Fidelity VIP Growth Opportunities ........... MONY Custom Estate Master
Fidelity VIP Growth Opportunities ........... MONY Custom Equity Master
Fidelity VIP Growth Opportunities ........... MONY Equity Master

Franklin Income Securities .................. MONY Variable Universal Life Option 2

Franklin Rising Dividends Securities ........ MONY Variable Universal Life Option 2

Franklin Zero Coupon 2010 ................... MONY Variable Universal Life Option 2

Janus Aspen Series Balanced ................. MONY Custom Estate Master
Janus Aspen Series Balanced ................. MONY Custom Equity Master
Janus Aspen Series Balanced ................. MONY Equity Master

Janus Aspen Series Flexible Bond ............ Survivorship Variable Universal Life
Janus Aspen Series Flexible Bond ............ MONY Variable Universal Life Option 1
Janus Aspen Series Flexible Bond ............ MONY Variable Universal Life Option 2

Janus Aspen Series Forty .................... Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Variable Universal Life Option 1
Janus Aspen Series Forty .................... MONY Variable Universal Life Option 2
Janus Aspen Series Forty .................... MONY Custom Estate Master
Janus Aspen Series Forty .................... MONY Custom Equity Master
Janus Aspen Series Forty .................... MONY Equity Master

Janus Aspen Series International Growth ..... Survivorship Variable Universal Life
Janus Aspen Series International Growth ..... MONY Variable Universal Life Option 1
Janus Aspen Series International Growth ..... MONY Variable Universal Life Option 2

Janus Aspen Series Mid Cap Growth ........... MONY Custom Estate Master
Janus Aspen Series Mid Cap Growth ........... MONY Custom Equity Master
Janus Aspen Series Mid Cap Growth ........... MONY Equity Master

Janus Aspen Series Worldwide Growth ......... MONY Custom Estate Master
Janus Aspen Series Worldwide Growth ......... MONY Custom Equity Master
Janus Aspen Series Worldwide Growth ......... MONY Equity Master

Lord Abbett Bond-Debenture .................. Survivorship Variable Universal Life
Lord Abbett Bond-Debenture .................. MONY Variable Universal Life Option 1
Lord Abbett Bond-Debenture .................. MONY Variable Universal Life Option 2

Lord Abbett Growth and Income ............... Survivorship Variable Universal Life
Lord Abbett Growth and Income ............... MONY Variable Universal Life Option 1
Lord Abbett Growth and Income ............... MONY Variable Universal Life Option 2
Lord Abbett Growth and Income ............... MONY Custom Estate Master
Lord Abbett Growth and Income ............... MONY Custom Equity Master

Lord Abbett Mid-Cap Value ................... Survivorship Variable Universal Life
Lord Abbett Mid-Cap Value ................... MONY Variable Universal Life Option 1
Lord Abbett Mid-Cap Value ................... MONY Variable Universal Life Option 2
Lord Abbett Mid-Cap Value ................... MONY Custom Estate Master
Lord Abbett Mid-Cap Value ................... MONY Custom Equity Master

MFS(R) Mid Cap Growth ....................... Survivorship Variable Universal Life
MFS(R) Mid Cap Growth ....................... MONY Variable Universal Life Option 1
MFS(R) Mid Cap Growth ....................... MONY Variable Universal Life Option 2

MFS(R) New Discovery ........................ Survivorship Variable Universal Life
MFS(R) New Discovery ........................ MONY Variable Universal Life Option 1

                                                               Mortality
                                                                   &         Unit
                                                                Expense      Fair        Units
                  Fund Name                        Class         Ratio      Value     Outstanding
--------------------------------------------- --------------- ---------- ----------- ------------
Fidelity VIP Contrafund(R) ..................    Service          0.35%   $  12.66       11,237
Fidelity VIP Contrafund(R) ..................    Service          0.65%      12.80       64,054
Fidelity VIP Contrafund(R) ..................    Service          0.75%      12.48       38,294

Fidelity VIP Growth .........................    Service          0.35%   $   7.58       18,555
Fidelity VIP Growth .........................    Service          0.65%       7.23      109,038
Fidelity VIP Growth .........................    Service          0.75%       7.37       53,197

Fidelity VIP Growth Opportunities ...........    Service          0.35%   $   8.59        2,991
Fidelity VIP Growth Opportunities ...........    Service          0.65%       9.10       21,689
Fidelity VIP Growth Opportunities ...........    Service          0.75%      10.62        3,202

Franklin Income Securities ..................       2             0.35%   $  12.46        3,487

Franklin Rising Dividends Securities ........       2             0.35%   $  12.23        1,822

Franklin Zero Coupon 2010 ...................       2             0.35%   $  10.56          500

Janus Aspen Series Balanced ................. Institutional       0.35%   $  11.79        5,995
Janus Aspen Series Balanced ................. Institutional       0.65%      11.43       58,705
Janus Aspen Series Balanced ................. Institutional       0.75%      11.88        6,277

Janus Aspen Series Flexible Bond ............    Service          0.35%   $  12.17        1,001
Janus Aspen Series Flexible Bond ............    Service          0.65%      11.89        7,598
Janus Aspen Series Flexible Bond ............    Service          0.35%      10.62        1,789

Janus Aspen Series Forty ....................    Service          0.35%   $  13.81        2,067
Janus Aspen Series Forty ....................    Service          0.65%      14.01        8,503
Janus Aspen Series Forty ....................    Service          0.35%      13.96        1,421
Janus Aspen Series Forty .................... Institutional       0.35%       7.73        8,315
Janus Aspen Series Forty .................... Institutional       0.65%       8.61       67,352
Janus Aspen Series Forty .................... Institutional       0.75%       8.51       58,392

Janus Aspen Series International Growth .....    Service          0.35%   $  16.52        2,782
Janus Aspen Series International Growth .....    Service          0.65%      16.54       14,665
Janus Aspen Series International Growth .....    Service          0.35%      17.07        3,120

Janus Aspen Series Mid Cap Growth ........... Institutional       0.35%   $   4.79       16,160
Janus Aspen Series Mid Cap Growth ........... Institutional       0.65%       5.72      205,203
Janus Aspen Series Mid Cap Growth ........... Institutional       0.75%      10.30        4,312

Janus Aspen Series Worldwide Growth ......... Institutional       0.35%   $   6.76       24,093
Janus Aspen Series Worldwide Growth ......... Institutional       0.65%       6.39      139,004
Janus Aspen Series Worldwide Growth ......... Institutional       0.75%       6.15       66,588

Lord Abbett Bond-Debenture ..................       VC            0.35%   $  13.29          699
Lord Abbett Bond-Debenture ..................       VC            0.65%      13.55        7,436
Lord Abbett Bond-Debenture ..................       VC            0.35%      11.34        2,226

Lord Abbett Growth and Income ...............       VC            0.35%   $  12.21        4,382
Lord Abbett Growth and Income ...............       VC            0.65%      12.11       28,297
Lord Abbett Growth and Income ...............       VC            0.35%      12.69        9,173
Lord Abbett Growth and Income ...............       VC            0.35%      12.91        9,340
Lord Abbett Growth and Income ...............       VC            0.65%      12.43       22,827

Lord Abbett Mid-Cap Value ...................       VC            0.35%   $  16.10        5,315
Lord Abbett Mid-Cap Value ...................       VC            0.65%      14.62       14,713
Lord Abbett Mid-Cap Value ...................       VC            0.35%      14.56        4,219
Lord Abbett Mid-Cap Value ...................       VC            0.35%      18.17        7,437
Lord Abbett Mid-Cap Value ...................       VC            0.65%      14.27       20,146

MFS(R) Mid Cap Growth .......................    Initial          0.35%   $  10.59          829
MFS(R) Mid Cap Growth .......................    Initial          0.65%      10.32       11,978
MFS(R) Mid Cap Growth .......................    Initial          0.35%      12.40        4,937

MFS(R) New Discovery ........................    Initial          0.35%   $  11.61          365
MFS(R) New Discovery ........................    Initial          0.65%      10.80       10,381

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)
DECEMBER 31, 2005

                  Fund Name                                   Option
-------------------------------------------- ---------------------------------------
MFS(R) Total Return ........................ Survivorship Variable Universal Life
MFS(R) Total Return ........................ MONY Variable Universal Life Option 1
MFS(R) Total Return ........................ MONY Variable Universal Life Option 2

MFS(R) Utilities ........................... Survivorship Variable Universal Life
MFS(R) Utilities ........................... MONY Variable Universal Life Option 1
MFS(R) Utilities ........................... MONY Variable Universal Life Option 2

Old Mutual Mid-Cap ......................... Survivorship Variable Universal Life
Old Mutual Mid-Cap ......................... MONY Variable Universal Life Option 1
Old Mutual Mid-Cap ......................... MONY Variable Universal Life Option 2

Old Mutual Select Value .................... Survivorship Variable Universal Life
Old Mutual Select Value .................... MONY Variable Universal Life Option 1
Old Mutual Select Value .................... MONY Variable Universal Life Option 2

Oppenheimer Global Securities .............. MONY Variable Universal Life Option 2

Oppenheimer Main Street(R) ................. MONY Variable Universal Life Option 2

PIMCO Global Bond (Unhedged) ............... Survivorship Variable Universal Life
PIMCO Global Bond (Unhedged) ............... MONY Variable Universal Life Option 1
PIMCO Global Bond (Unhedged) ............... MONY Variable Universal Life Option 2
PIMCO Global Bond (Unhedged) ............... MONY Custom Estate Master
PIMCO Global Bond (Unhedged) ............... MONY Custom Equity Master

PIMCO Real Return .......................... Survivorship Variable Universal Life
PIMCO Real Return .......................... MONY Variable Universal Life Option 1
PIMCO Real Return .......................... MONY Variable Universal Life Option 2
PIMCO Real Return .......................... MONY Custom Estate Master
PIMCO Real Return .......................... MONY Custom Equity Master

PIMCO StocksPLUS Growth and Income ......... Survivorship Variable Universal Life
PIMCO StocksPLUS Growth and Income ......... MONY Variable Universal Life Option 1
PIMCO StocksPLUS Growth and Income ......... MONY Variable Universal Life Option 2

Van Kampen UIF Emerging Markets Equity ..... Survivorship Variable Universal Life
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Universal Life Option 1

Van Kampen UIF Global Value Equity ......... Survivorship Variable Universal Life
Van Kampen UIF Global Value Equity ......... MONY Variable Universal Life Option 1

Van Kampen UIF U.S. Real Estate ............ Survivorship Variable Universal Life
Van Kampen UIF U.S. Real Estate ............ MONY Variable Universal Life Option 1
Van Kampen UIF U.S. Real Estate ............ MONY Variable Universal Life Option 2
Van Kampen UIF U.S. Real Estate ............ MONY Custom Estate Master
Van Kampen UIF U.S. Real Estate ............ MONY Custom Equity Master

                                                               Mortality
                                                                   &         Unit
                                                                Expense      Fair        Units
                  Fund Name                        Class         Ratio      Value     Outstanding
-------------------------------------------- ---------------- ---------- ----------- ------------
MFS(R) Total Return ........................      Initial         0.35%   $  12.19       2,783
MFS(R) Total Return ........................      Initial         0.65%      12.53      22,827
MFS(R) Total Return ........................      Initial         0.35%      11.99      13,345

MFS(R) Utilities ...........................      Initial         0.35%   $  11.38         406
MFS(R) Utilities ...........................      Initial         0.65%      17.60       4,241
MFS(R) Utilities ...........................      Initial         0.35%      16.42       7,482

Old Mutual Mid-Cap .........................     Insurance        0.35%   $  14.05       7,341
Old Mutual Mid-Cap .........................     Insurance        0.65%      14.31      22,009
Old Mutual Mid-Cap .........................     Insurance        0.35%      13.82       6,756

Old Mutual Select Value ....................     Insurance        0.35%   $  12.81          --
Old Mutual Select Value ....................     Insurance        0.65%       9.95       7,917
Old Mutual Select Value ....................     Insurance        0.35%      11.92       1,412

Oppenheimer Global Securities ..............      Service         0.35%   $  15.15       6,178

Oppenheimer Main Street(R) .................      Service         0.35%   $  12.37       2,963

PIMCO Global Bond (Unhedged) ...............  Administrative      0.35%   $  13.30         647
PIMCO Global Bond (Unhedged) ...............  Administrative      0.65%      13.80       8,859
PIMCO Global Bond (Unhedged) ...............  Administrative      0.35%      10.84       5,099
PIMCO Global Bond (Unhedged) ...............  Administrative      0.35%      10.20          --
PIMCO Global Bond (Unhedged) ...............  Administrative      0.65%      13.13       3,951

PIMCO Real Return ..........................  Administrative      0.35%   $  13.79       5,236
PIMCO Real Return ..........................  Administrative      0.65%      13.66      28,266
PIMCO Real Return ..........................  Administrative      0.35%      11.37       4,735
PIMCO Real Return ..........................  Administrative      0.35%      13.17       6,300
PIMCO Real Return ..........................  Administrative      0.65%      13.30      12,538

PIMCO StocksPLUS Growth and Income .........  Administrative      0.35%   $  11.85       8,700
PIMCO StocksPLUS Growth and Income .........  Administrative      0.65%      12.11      33,512
PIMCO StocksPLUS Growth and Income .........  Administrative      0.35%      12.34       5,054

Van Kampen UIF Emerging Markets Equity .....         I            0.35%   $  19.79       1,217
Van Kampen UIF Emerging Markets Equity .....         I            0.65%      20.66       3,969

Van Kampen UIF Global Value Equity .........         I            0.35%   $  10.14          --
Van Kampen UIF Global Value Equity .........         I            0.65%      12.57       4,711

Van Kampen UIF U.S. Real Estate ............         I            0.35%   $  19.73       4,310
Van Kampen UIF U.S. Real Estate ............         I            0.65%      20.85      16,701
Van Kampen UIF U.S. Real Estate ............         I            0.35%      16.71       7,900
Van Kampen UIF U.S. Real Estate ............         I            0.35%      15.80       1,253
Van Kampen UIF U.S. Real Estate ............         I            0.65%      19.55      18,309

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                               AIM V.I.     AIM V.I.
                                                  AIM V.I.    Financial      Global
                                                Basic Value    Services   Health Care
                                               ------------- ----------- -------------
Investment income:
 Dividend income .............................    $   41       $  829       $   --
Expenses:
 Mortality and expense risk charges ..........      (132)        (320)        (534)
                                                  ------       ------       ------
Net investment income (loss) .................       (91)         509         (534)
                                                  ------       ------       ------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund
  shares .....................................       958        1,184        2,802
 Realized gain distributions .................       524           --           --
                                                  ------       ------       ------
Realized gain/(loss) .........................     1,482        1,184        2,802
                                                  ------       ------       ------
Change in unrealized appreciation
 (depreciation) ..............................       985        1,765        4,530
                                                  ------       ------       ------
Net increase/(decrease) in net assets from
 operations ..................................    $2,376       $3,458       $6,798
                                                  ======       ======       ======

                                                  AIM V.I.
                                                  Mid Cap      AIM V.I.    Alger American   Alger American
                                                Core Equity   Technology      Balanced      MidCap Growth
                                               ------------- ------------ ---------------- ---------------
Investment income:
 Dividend income .............................    $  102      $      --       $  3,635        $     --
Expenses:
 Mortality and expense risk charges ..........       (56)           (86)        (1,333)         (2,339)
                                                  ------      ---------       --------        --------
Net investment income (loss) .................        46            (86)         2,302          (2,339)
                                                  ------      ---------       --------        --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund
  shares .....................................       153          1,351          3,814          22,565
 Realized gain distributions .................       623             --             --          15,958
                                                  ------      ---------       --------        --------
Realized gain/(loss) .........................       776          1,351          3,814          38,523
                                                  ------      ---------       --------        --------
Change in unrealized appreciation
 (depreciation) ..............................       503         (1,649)        11,882           3,930
                                                  ------      ---------       --------        --------
Net increase/(decrease) in net assets from
 operations ..................................    $1,325      $    (384)      $ 17,998        $ 40,114
                                                  ======      =========       ========        ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                   Dreyfus
                                                 Dreyfus IP        Socially         Dreyfus
                                                 Small Cap       Responsible      Stock Index
                                                Stock Index   Growth Fund, Inc.    Fund, Inc.
                                               ------------- ------------------- -------------
Investment income:
 Dividend income .............................    $   --          $      --       $   34,486
Expenses:
 Mortality and expense risk charges ..........       (85)            (1,518)         (13,377)
                                                  ------          ---------       ----------
Net investment income (loss) .................       (85)            (1,518)          21,109
                                                  ------          ---------       ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares .....................................       427               (139)          10,528
 Realized gain distributions .................        58                 --               --
                                                  ------          ---------       ----------
Realized gain/(loss) .........................       485               (139)          10,528
                                                  ------          ---------       ----------
Change in unrealized appreciation
 (depreciation) ..............................     1,515              9,719           55,541
                                                  ------          ---------       ----------
Net increase (decrease) in net assets from
 operations ..................................    $1,915          $   8,062       $   87,178
                                                  ======          =========       ==========

                                                EQ/Bear Stearns                           EQ/Calvert      EQ/Capital
                                                 Small Company    EQ/Boston Advisors       Socially        Guardian
                                                     Growth          Equity Income     Responsible (a)   Research (a)
                                               ----------------- -------------------- ----------------- -------------
Investment income:
 Dividend income .............................     $  1,222            $ 11,476            $   --         $   1,068
Expenses:
 Mortality and expense risk charges ..........       (6,776)             (4,546)              (68)             (264)
                                                   --------            --------            ------         ---------
Net investment income (loss) .................       (5,554)              6,930               (68)              804
                                                   --------            --------            ------         ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares .....................................       25,772              22,488               152              (336)
 Realized gain distributions .................       19,573                  --             1,313                --
                                                   --------            --------            ------         ---------
Realized gain/(loss) .........................       45,345              22,488             1,465              (336)
                                                   --------            --------            ------         ---------
Change in unrealized appreciation
 (depreciation) ..............................       46,911              12,207             2,282           (16,305)
                                                   --------            --------            ------         ---------
Net increase (decrease) in net assets from
 operations ..................................     $ 86,702            $ 41,625            $3,679         $ (15,837)
                                                   ========            ========            ======         =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                    EQ/Enterprise     EQ/GAMCO
                                                EQ/Caywood-Scholl     Moderate     Small Company
                                                 High Yield Bond     Allocation        Value
                                               ------------------- -------------- ---------------
Investment income:
 Dividend income .............................     $   61,375       $   268,315     $    37,316
Expenses:
 Mortality and expense risk charges ..........         (7,802)          (69,642)        (59,979)
                                                   ----------       -----------     -----------
Net investment income (loss) .................         53,573           198,673         (22,663)
                                                   ----------       -----------     -----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares .....................................          4,541          (339,515)        138,716
 Realized gain distributions .................             --                --         583,467
                                                   ----------       -----------     -----------
Realized gain/(loss) .........................          4,541          (339,515)        722,183
                                                   ----------       -----------     -----------
Change in unrealized appreciation
 (depreciation) ..............................        (36,548)          543,578        (393,801)
                                                   ----------       -----------     -----------
Net increase (decrease) in net assets from
 operations ..................................     $   21,566       $   402,736     $   305,719
                                                   ==========       ===========     ===========

                                                EQ/Government   EQ/Intermediate   EQ/International    EQ/Long
                                                  Securities       Term Bond           Growth        Term Bond
                                               --------------- ----------------- ------------------ ----------
Investment income:
 Dividend income .............................   $   34,184       $   15,621         $  28,368       $ 17,742
Expenses:
 Mortality and expense risk charges ..........       (5,971)          (2,405)          (13,525)        (5,721)
                                                 ----------       ----------         ---------       --------
Net investment income (loss) .................       28,213           13,216            14,843         12,021
                                                 ----------       ----------         ---------       --------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares .....................................       (2,827)          (5,873)          (48,631)         2,920
 Realized gain distributions .................        1,385            5,785                --          7,836
                                                 ----------       ----------         ---------       --------
Realized gain/(loss) .........................       (1,442)             (88)          (48,631)        10,756
                                                 ----------       ----------         ---------       --------
Change in unrealized appreciation
 (depreciation) ..............................      (20,457)         (12,650)          259,211         (2,481)
                                                 ----------       ----------         ---------       --------
Net increase (decrease) in net assets from
 operations ..................................   $    6,314       $      478         $ 225,423       $ 20,296
                                                 ==========       ==========         =========       ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                EQ/Marsico    EQ/Money    EQ/Montag & Caldwell
                                                 Focus (a)   Market (a)          Growth
                                               ------------ ------------ ----------------------
Investment income:
 Dividend income .............................   $     --     $ 34,269         $   9,164
Expenses:
 Mortality and expense risk charges ..........     (2,098)      (5,780)          (18,675)
                                                 --------     --------         ---------
Net investment income (loss) .................     (2,098)      28,489            (9,511)
                                                 --------     --------         ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares .....................................      7,023           --            17,244
 Realized gain distributions .................     16,200           --                --
                                                 --------     --------         ---------
Realized gain/(loss) .........................     23,223           --            17,244
                                                 --------     --------         ---------
Change in unrealized appreciation
 (depreciation) ..............................    252,424           --           252,246
                                                 --------     --------         ---------
Net increase (decrease) in net assets from
 operations ..................................   $273,549     $ 28,489         $ 259,979
                                                 ========     ========         =========

                                                                                               EQ/UBS
                                                  EQ/PIMCO       EQ/Short         EQ/TCW     Growth and
                                                Real Return    Duration Bond      Equity       Income
                                               ------------- ---------------- ------------- -----------
Investment income:
 Dividend income .............................   $   5,354        $ 189        $        --   $  12,327
Expenses:
 Mortality and expense risk charges ..........      (1,909)         (47)           (64,725)    (11,741)
                                                 ---------        -----        -----------   ---------
Net investment income (loss) .................       3,445          142            (64,725)        586
                                                 ---------        -----        -----------   ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares .....................................          83          (65)          (350,421)     31,224
 Realized gain distributions .................       3,053           --                 --          --
                                                 ---------        -----        -----------   ---------
Realized gain/(loss) .........................       3,136          (65)          (350,421)     31,224
                                                 ---------        -----        -----------   ---------
Change in unrealized appreciation
 (depreciation) ..............................      (5,740)          39            636,961     106,291
                                                 ---------        -----        -----------   ---------
Net increase (decrease) in net assets from
 operations ..................................   $     841        $ 116        $   221,815   $ 138,101
                                                 =========        =====        ===========   =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                Fidelity VIP
                                                 Fidelity VIP   Fidelity VIP       Growth
                                                Contrafund(R)      Growth      Opportunities
                                               --------------- -------------- ---------------
Investment income:
 Dividend income .............................    $  2,255        $  4,502       $  1,684
Expenses:
 Mortality and expense risk charges ..........      (7,810)         (7,839)        (1,429)
                                                  --------        --------       --------
Net investment income (loss) .................      (5,555)         (3,337)           255
                                                  --------        --------       --------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares .....................................      36,916          (8,537)         4,071
 Realized gain distributions .................         205              --             --
                                                  --------        --------       --------
Realized gain/(loss) .........................      37,121          (8,537)         4,071
                                                  --------        --------       --------
Change in unrealized appreciation
 (depreciation) ..............................     157,648          74,938         15,674
                                                  --------        --------       --------
Net increase (decrease) in net assets from
 operations ..................................    $189,214        $ 63,064       $ 20,000
                                                  ========        ========       ========

                                                 Franklin        Franklin         Franklin    Janus Aspen
                                                  Income     Rising Dividends   Zero Coupon      Series
                                                Securities      Securities          2010        Balanced
                                               ------------ ------------------ ------------- -------------
Investment income:
 Dividend income .............................  $   1,132         $ 126           $   113      $ 17,652
Expenses:
 Mortality and expense risk charges ..........       (117)          (48)              (12)       (4,754)
                                                ---------         -----           -------      --------
Net investment income (loss) .................      1,015            78               101        12,898
                                                ---------         -----           -------      --------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares .....................................        520           162                22         8,036
 Realized gain distributions .................         98            86                 2            --
                                                ---------         -----           -------      --------
Realized gain/(loss) .........................        618           248                24         8,036
                                                ---------         -----           -------      --------
Change in unrealized appreciation
 (depreciation) ..............................     (1,076)          503              (119)       34,269
                                                ---------         -----           -------      --------
Net increase (decrease) in net assets from
 operations ..................................  $     557         $ 829           $     6      $ 55,203
                                                =========         =====           =======      ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                Janus Aspen
                                                 Janus Aspen                       Series
                                                    Series       Janus Aspen   International
                                                Flexible Bond   Series Forty       Growth
                                               --------------- -------------- ---------------
Investment income:
 Dividend income .............................    $   5,934       $  2,371       $  3,006
Expenses:
 Mortality and expense risk charges ..........         (651)        (8,465)        (1,538)
                                                  ---------       --------       --------
Net investment income (loss) .................        5,283         (6,094)         1,468
                                                  ---------       --------       --------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares .....................................         (402)        29,358         14,005
 Realized gain distributions .................        3,202             --             --
                                                  ---------       --------       --------
Realized gain/(loss) .........................        2,800         29,358         14,005
                                                  ---------       --------       --------
Change in unrealized appreciation
 (depreciation) ..............................       (6,844)       119,892         63,982
                                                  ---------       --------       --------
Net increase (decrease) in net assets from
 operations ..................................    $   1,239       $143,156       $ 79,455
                                                  =========       ========       ========

                                                                 Janus Aspen
                                                  Janus Aspen       Series                      Lord Abbett
                                                Series Mid Cap    Worldwide      Lord Abbett    Growth and
                                                    Growth          Growth     Bond-Debenture     Income
                                               ---------------- ------------- ---------------- ------------
Investment income:
 Dividend income .............................     $     --      $   19,344      $   6,510      $    8,740
Expenses:
 Mortality and expense risk charges ..........       (7,346)         (8,690)          (710)         (4,393)
                                                   --------      ----------      ---------      ----------
Net investment income (loss) .................       (7,346)         10,654          5,800           4,347
                                                   --------      ----------      ---------      ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares .....................................       40,477         (24,127)           452          28,130
 Realized gain distributions .................           --              --          1,425          53,398
                                                   --------      ----------      ---------      ----------
Realized gain/(loss) .........................       40,477         (24,127)         1,877          81,528
                                                   --------      ----------      ---------      ----------
Change in unrealized appreciation
 (depreciation) ..............................      102,056          85,910         (6,542)        (60,840)
                                                   --------      ----------      ---------      ----------
Net increase (decrease) in net assets from
 operations ..................................     $135,187      $   72,437      $   1,135      $   25,035
                                                   ========      ==========      =========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                 Lord Abbett        MFS(R)           MFS(R)
                                                Mid-Cap Value   Mid Cap Growth   New Discovery
                                               --------------- ---------------- ---------------
Investment income:
 Dividend income .............................   $    3,351       $      --        $      --
Expenses:
 Mortality and expense risk charges ..........       (3,591)           (957)            (747)
                                                 ----------       ---------        ---------
Net investment income (loss) .................         (240)           (957)            (747)
                                                 ----------       ---------        ---------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund
  shares .....................................       15,753          12,347           14,903
 Realized gain distributions .................       45,789              --               --
                                                 ----------       ---------        ---------
Realized gain/(loss) .........................       61,542          12,347           14,903
                                                 ----------       ---------        ---------
Change in unrealized appreciation
 (depreciation) ..............................      (10,710)         (6,649)          (6,407)
                                                 ----------       ---------        ---------
Net increase (decrease) in net assets from
 operations ..................................   $   50,592       $   4,741        $   7,749
                                                 ==========       =========        =========

                                                   MFS(R)        MFS(R)    Old Mutual    Old Mutual
                                                Total Return   Utilities     Mid-Cap    Select Value
                                               -------------- ----------- ------------ -------------
Investment income:
 Dividend income .............................   $    8,382     $   986    $       --     $1,621
Expenses:
 Mortality and expense risk charges ..........       (2,253)       (806)       (2,476)      (494)
                                                 ----------     -------    ----------     ------
Net investment income (loss) .................        6,129         180        (2,476)     1,127
                                                 ----------     -------    ----------     ------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund
  shares .....................................        5,466       9,471        16,279      1,021
 Realized gain distributions .................       16,433          --        36,917         --
                                                 ----------     -------    ----------     ------
Realized gain/(loss) .........................       21,899       9,471        53,196      1,021
                                                 ----------     -------    ----------     ------
Change in unrealized appreciation
 (depreciation) ..............................      (17,469)     17,223       (22,877)       778
                                                 ----------     -------    ----------     ------
Net increase (decrease) in net assets from
 operations ..................................   $   10,559     $26,874    $   27,843     $2,926
                                                 ==========     =======    ==========     ======

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        PIMCO
                                                   Oppenheimer        Oppenheimer    Global Bond
                                                Global Securities   Main Street(R)    (Unhedged)
                                               ------------------- ---------------- -------------
Investment income:
 Dividend income .............................       $  448             $  292        $   5,598
Expenses:
 Mortality and expense risk charges ..........         (219)              (100)          (1,269)
                                                     ------             ------        ---------
Net investment income (loss) .................          229                192            4,329
                                                     ------             ------        ---------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund
  shares .....................................        1,113                145            2,159
 Realized gain distributions .................           --                 --            3,392
                                                     ------             ------        ---------
Realized gain/(loss) .........................        1,113                145            5,551
                                                     ------             ------        ---------
Change in unrealized appreciation
 (depreciation) ..............................        8,597              1,443          (26,111)
                                                     ------             ------        ---------
Net increase (decrease) in net assets from
 operations ..................................       $9,939             $1,780        $ (16,231)
                                                     ======             ======        =========

                                                                 PIMCO
                                                              StocksPLUS   Van Kampen UIF   Van Kampen UIF
                                                   PIMCO      Growth and      Emerging       Global Value    Van Kampen UIF
                                                Real Return     Income     Markets Equity       Equity      U.S. Real Estate
                                               ------------- ------------ ---------------- --------------- -----------------
Investment income:
 Dividend income .............................  $   19,711     $ 12,793       $   329          $  565          $  9,360
Expenses:
 Mortality and expense risk charges ..........      (3,954)      (2,553)         (488)           (359)           (4,456)
                                                ----------     --------       -------          ------          --------
Net investment income (loss) .................      15,757       10,240          (159)            206             4,904
                                                ----------     --------       -------          ------          --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund
  shares .....................................       4,571       15,162         5,277           2,999            26,378
 Realized gain distributions .................       8,190           --            --             388            20,674
                                                ----------     --------       -------          ------          --------
Realized gain/(loss) .........................      12,761       15,162         5,277           3,387            47,052
                                                ----------     --------       -------          ------          --------
Change in unrealized appreciation
 (depreciation) ..............................     (18,060)      (7,561)       20,507            (664)           72,418
                                                ----------     --------       -------          ------          --------
Net increase (decrease) in net assets from
 operations ..................................  $   10,458     $ 17,841       $25,625          $2,929          $124,374
                                                ==========     ========       =======          ======          ========

-------
(a) Commenced operations on September 9, 2005.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                        AIM V.I.                AIM V.I.
                                                       Basic Value         Financial Services
                                                 ----------------------- -----------------------
                                                     2005        2004        2005        2004
                                                 ----------- ----------- ----------- -----------
From operations:
 Net investment income (loss) ..................  $    (91)   $    (55)   $    509    $     99
 Net realized gain (loss) ......................     1,482         260       1,184         604
 Net change in unrealized appreciation
  (depreciation) ...............................       985       2,072       1,765       2,702
                                                  --------    --------    --------    --------
 Net increase (decrease) in net assets from
  operations ...................................     2,376       2,277       3,458       3,405
                                                  --------    --------    --------    --------
Contract transactions:
 Payments received from contractowners .........    24,101      21,274      16,648      19,514
 Transfers between subaccounts, net ............       721       2,644        (303)     (1,133)
 Transfers for contract benefits and
  terminations .................................    (8,492)     (4,412)     (6,716)     (7,238)
                                                  --------    --------    --------    --------
Net increase (decrease) from contract
 transactions ..................................    16,330      19,506       9,629      11,143
                                                  --------    --------    --------    --------
Net increase/(decrease) in net assets ..........    18,706      21,783      13,087      14,548
Net assets beginning of period .................    29,245       7,462      49,989      35,441
                                                  --------    --------    --------    --------
Net assets end of period .......................  $ 47,951    $ 29,245    $ 63,076    $ 49,989
                                                  ========    ========    ========    ========
 Units issued during the period ................     2,212       2,210       1,515       1,722
 Units redeemed during the period ..............      (866)       (475)       (692)       (755)
                                                  --------    --------    --------    --------
 Net units issued (redeemed) during period .....     1,346       1,735         823         967
                                                  ========    ========    ========    ========

                                                         AIM V.I.                 AIM V.I.
                                                    Global Health Care       Mid Cap Core Equity
                                                 ------------------------- -----------------------
                                                     2005         2004         2005        2004
                                                 ------------ ------------ ----------- -----------
From operations:
 Net investment income (loss) ..................  $     (534)  $     (426)  $     46    $      (4)
 Net realized gain (loss) ......................       2,802        1,569        776          428
 Net change in unrealized appreciation
  (depreciation) ...............................       4,530        3,616        503          231
                                                  ----------   ----------   --------    ---------
 Net increase (decrease) in net assets from
  operations ...................................       6,798        4,759      1,325          655
                                                  ----------   ----------   --------    ---------
Contract transactions:
 Payments received from contractowners .........      26,504       32,281     16,103        9,243
 Transfers between subaccounts, net ............      (1,508)      (1,343)       (11)         927
 Transfers for contract benefits and
  terminations .................................     (13,200)     (14,131)    (5,184)      (2,671)
                                                  ----------   ----------   --------    ---------
Net increase (decrease) from contract
 transactions ..................................      11,796       16,807     10,908        7,499
                                                  ----------   ----------   --------    ---------
Net increase/(decrease) in net assets ..........      18,594       21,566     12,233        8,154
Net assets beginning of period .................      78,838       57,272      8,509          355
                                                  ----------   ----------   --------    ---------
Net assets end of period .......................  $   97,432   $   78,838   $ 20,742    $   8,509
                                                  ==========   ==========   ========    =========
 Units issued during the period ................       2,721        3,101      1,320        1,031
 Units redeemed during the period ..............      (1,647)      (1,501)      (425)        (362)
                                                  ----------   ----------   --------    ---------
 Net units issued (redeemed) during period .....       1,074        1,600        895          669
                                                  ==========   ==========   ========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                         AIM V.I.               Alger American
                                                        Technology                 Balanced
                                                 ------------------------- -------------------------
                                                     2005         2004         2005         2004
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $      (86)  $     (182)  $   2,302    $   1,259
 Net realized gain (loss) ......................       1,351        2,389       3,814        1,133
 Net change in unrealized appreciation
  (depreciation) ...............................      (1,649)      (1,838)     11,882        5,530
                                                  ----------   ----------   ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................        (384)         369      17,998        7,922
                                                  ----------   ----------   ---------    ---------
Contract transactions:
 Payments received from contractowners .........       4,376       16,161      74,093       88,064
 Transfers between subaccounts, net ............          38       (1,225)     (8,357)      19,730
 Transfers for contract benefits and
  terminations .................................     (17,600)     (10,318)    (31,316)     (26,657)
                                                  ----------   ----------   ---------    ---------
Net increase (decrease) from contract
 transactions ..................................     (13,186)       4,618      34,420       81,137
                                                  ----------   ----------   ---------    ---------
Net increase/(decrease) in net assets ..........     (13,570)       4,987      52,418       89,059
Net assets beginning of period .................      26,005       21,018     205,583      116,524
                                                  ----------   ----------   ---------    ---------
Net assets end of period .......................  $   12,435   $   26,005   $ 258,001    $ 205,583
                                                  ==========   ==========   =========    =========
 Units issued during the period ................         516        1,782       7,613       10,228
 Units redeemed during the period ..............      (2,035)      (1,379)     (4,567)      (2,636)
                                                  ----------   ----------   ---------    ---------
 Net units issued (redeemed) during period .....      (1,519)         403       3,046        7,592
                                                  ==========   ==========   =========    =========

                                                      Alger American             Dreyfus IP
                                                       MidCap Growth        Small Cap Stock Index
                                                 ------------------------- -----------------------
                                                     2005         2004         2005        2004
                                                 ------------ ------------ ----------- -----------
From operations:
 Net investment income (loss) ..................  $  (2,339)   $  (1,810)   $    (85)   $     25
 Net realized gain (loss) ......................     38,523       10,771         485         470
 Net change in unrealized appreciation
  (depreciation) ...............................      3,930       31,262       1,515       1,610
                                                  ---------    ---------    --------    --------
 Net increase (decrease) in net assets from
  operations ...................................     40,114       40,223       1,915       2,105
                                                  ---------    ---------    --------    --------
Contract transactions:
 Payments received from contractowners .........    107,743      122,421      18,280      16,189
 Transfers between subaccounts, net ............     27,881       32,383         524       1,033
 Transfers for contract benefits and
  terminations .................................    (72,603)     (69,536)     (6,536)     (3,312)
                                                  ---------    ---------    --------    --------
Net increase (decrease) from contract
 transactions ..................................     63,021       85,268      12,268      13,910
                                                  ---------    ---------    --------    --------
Net increase/(decrease) in net assets ..........    103,135      125,491      14,183      16,015
Net assets beginning of period .................    391,284      265,793      17,062       1,047
                                                  ---------    ---------    --------    --------
Net assets end of period .......................  $ 494,419    $ 391,284    $ 31,245    $ 17,062
                                                  =========    =========    ========    ========
 Units issued during the period ................     11,446       14,029       1,528       1,536
 Units redeemed during the period ..............     (6,795)      (6,697)       (599)       (343)
                                                  ---------    ---------    --------    --------
 Net units issued (redeemed) during period .....      4,651        7,332         929       1,193
                                                  =========    =========    ========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                          Dreyfus
                                                   Socially Responsible               Dreyfus
                                                     Growth Fund, Inc.        Stock Index Fund, Inc.
                                                 ------------------------- -----------------------------
                                                     2005         2004          2005           2004
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................  $  (1,518)   $    (360)    $   21,109     $   21,655
 Net realized gain (loss) ......................       (139)      (4,288)        10,528         (9,983)
 Net change in unrealized appreciation
  (depreciation) ...............................      9,719       16,785         55,541        163,359
                                                  ---------    ---------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................      8,062       12,137         87,178        175,031
                                                  ---------    ---------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........     51,216       58,388        446,588        441,113
 Transfers between subaccounts, net ............     (2,295)      11,775        (17,972)        (4,897)
 Transfers for contract benefits and
  terminations .................................    (26,460)     (26,423)      (245,719)      (246,357)
                                                  ---------    ---------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................     22,461       43,740        182,897        189,859
                                                  ---------    ---------     ----------     ----------
Net increase/(decrease) in net assets ..........     30,523       55,877        270,075        364,890
Net assets beginning of period .................    240,867      184,990      1,996,799      1,631,909
                                                  ---------    ---------     ----------     ----------
Net assets end of period .......................  $ 271,390    $ 240,867     $2,266,874     $1,996,799
                                                  =========    =========     ==========     ==========
 Units issued during the period ................      8,382       13,312         54,636         59,495
 Units redeemed during the period ..............     (4,951)      (6,792)       (33,951)       (36,517)
                                                  ---------    ---------     ----------     ----------
 Net units issued (redeemed) during period .....      3,431        6,520         20,685         22,978
                                                  =========    =========     ==========     ==========

                                                        EQ/Bear Stearns            EQ/Boston Advisors
                                                     Small Company Growth            Equity Income
                                                 ----------------------------- --------------------------
                                                      2005           2004         2005 (a)       2004
                                                 -------------- -------------- ------------- ------------
From operations:
 Net investment income (loss) ..................   $   (5,554)    $   (5,410)   $     6,930   $   9,716
 Net realized gain (loss) ......................       45,345            826         22,488       6,281
 Net change in unrealized appreciation
  (depreciation) ...............................       46,911        117,722         12,207      63,525
                                                   ----------     ----------    -----------   ---------
 Net increase (decrease) in net assets from
  operations ...................................       86,702        113,138         41,625      79,522
                                                   ----------     ----------    -----------   ---------
Contract transactions:
 Payments received from contractowners .........      307,757        340,129        214,115     180,850
 Transfers between subaccounts, net ............      (14,235)        10,962         84,932      72,077
 Transfers for contract benefits and
  terminations .................................     (187,975)      (142,557)      (107,253)    (78,974)
                                                   ----------     ----------    -----------   ---------
Net increase (decrease) from contract
 transactions ..................................      105,547        208,534        191,794     173,953
                                                   ----------     ----------    -----------   ---------
Net increase/(decrease) in net assets ..........      192,249        321,672        233,419     253,475
Net assets beginning of period .................    1,081,065        759,393        621,342     367,867
                                                   ----------     ----------    -----------   ---------
Net assets end of period .......................   $1,273,314     $1,081,065    $   854,761   $ 621,342
                                                   ==========     ==========    ===========   =========
 Units issued during the period ................       31,595         39,369         29,237      23,469
 Units redeemed during the period ..............      (21,622)       (18,275)       (12,853)     (7,627)
                                                   ----------     ----------    -----------   ---------
 Net units issued (redeemed) during period .....        9,973         21,094         16,384      15,842
                                                   ==========     ==========    ===========   =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                   EQ/Calvert     EQ/Capital
                                                    Socially       Guardian          EQ/Caywood-Scholl
                                                   Responsible     Research           High Yield Bond
                                                 -------------- -------------- -----------------------------
                                                  2005 (b) (c)   2005 (b) (d)       2005           2004
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................    $    (68)     $     804      $   53,573     $  119,225
 Net realized gain (loss) ......................       1,465           (336)          4,541          7,013
 Net change in unrealized appreciation
  (depreciation) ...............................       2,282        (16,305)        (36,548)       (34,443)
                                                    --------      ---------      ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................       3,679        (15,837)         21,566         91,795
                                                    --------      ---------      ----------     ----------
Contract transactions:
 Payments received from contractowners .........       2,102          1,843         153,699        186,980
 Transfers between subaccounts, net ............      37,511        163,159         (56,903)        20,822
 Transfers for contract benefits and
  terminations .................................      (3,697)        (2,100)       (142,075)      (186,396)
                                                    --------      ---------      ----------     ----------
Net increase (decrease) from contract
 transactions ..................................      35,916        162,902         (45,279)        21,406
                                                    --------      ---------      ----------     ----------
Net increase/(decrease) in net assets ..........      39,595        147,065         (23,713)       113,201
Net assets beginning of period .................          --             --       1,131,880      1,018,679
                                                    --------      ---------      ----------     ----------
Net assets end of period .......................    $ 39,595      $ 147,065      $1,108,167     $1,131,880
                                                    ========      =========      ==========     ==========
 Units issued during the period ................       4,159         14,386          12,273         17,666
 Units redeemed during the period ..............        (361)          (263)        (14,944)       (15,623)
                                                    --------      ---------      ----------     ----------
 Net units issued (redeemed) during period .....       3,798         14,123          (2,671)         2,043
                                                    ========      =========      ==========     ==========

                                                          EQ/Enterprise                     EQ/GAMCO
                                                       Moderate Allocation            Small Company Value
                                                 ------------------------------- ------------------------------
                                                     2005 (e)          2004           2005            2004
                                                 --------------- --------------- -------------- ---------------
From operations:
 Net investment income (loss) ..................  $     198,673   $     194,053    $  (22,663)   $     (51,889)
 Net realized gain (loss) ......................       (339,515)       (299,887)      722,183          278,950
 Net change in unrealized appreciation
  (depreciation) ...............................        543,578         800,584      (393,801)       1,180,419
                                                  -------------   -------------    ----------    -------------
 Net increase (decrease) in net assets from
  operations ...................................        402,736         694,750       305,719        1,407,480
                                                  -------------   -------------    ----------    -------------
Contract transactions:
 Payments received from contractowners .........      1,305,192       1,561,092     1,121,218        1,283,482
 Transfers between subaccounts, net ............       (411,622)        (69,049)     (229,935)         (11,889)
 Transfers for contract benefits and
  terminations .................................     (1,379,739)     (1,402,152)     (789,300)      (1,193,317)
                                                  -------------   -------------    ----------    -------------
Net increase (decrease) from contract
 transactions ..................................       (486,169)         89,891       101,983           78,276
                                                  -------------   -------------    ----------    -------------
Net increase/(decrease) in net assets ..........        (83,433)        784,641       407,702        1,485,756
Net assets beginning of period .................      9,641,430       8,856,789     8,358,612        6,872,856
                                                  -------------   -------------    ----------    -------------
Net assets end of period .......................  $   9,557,997   $   9,641,430    $8,766,314    $   8,358,612
                                                  =============   =============    ==========    =============
 Units issued during the period ................        104,984         130,437        60,610           77,698
 Units redeemed during the period ..............       (139,567)       (120,007)      (47,785)         (57,904)
                                                  -------------   -------------    ----------    -------------
 Net units issued (redeemed) during period .....        (34,583)         10,430        12,825           19,794
                                                  =============   =============    ==========    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Government             EQ/Intermediate
                                                         Securities                  Term Bond
                                                 --------------------------- -------------------------
                                                      2005          2004         2005         2004
                                                 ------------- ------------- ------------ ------------
From operations:
 Net investment income (loss) ..................  $    28,213   $    45,125   $  13,216    $  32,099
 Net realized gain (loss) ......................       (1,442)        8,748         (88)       2,750
 Net change in unrealized appreciation
  (depreciation) ...............................      (20,457)      (47,561)    (12,650)     (31,548)
                                                  -----------   -----------   ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................        6,314         6,312         478        3,301
                                                  -----------   -----------   ---------    ---------
Contract transactions:
 Payments received from contractowners .........      247,683       301,641      58,109       61,194
 Transfers between subaccounts, net ............      (20,865)      (34,727)    (46,435)     (24,610)
 Transfers for contract benefits and
  terminations .................................     (172,716)     (185,707)    (47,661)     (43,902)
                                                  -----------   -----------   ---------    ---------
Net increase (decrease) from contract
 transactions ..................................       54,102        81,207     (35,987)      (7,318)
                                                  -----------   -----------   ---------    ---------
Net increase/(decrease) in net assets ..........       60,416        87,519     (35,509)      (4,017)
Net assets beginning of period .................      909,304       821,785     360,146      364,163
                                                  -----------   -----------   ---------    ---------
Net assets end of period .......................  $   969,720   $   909,304   $ 324,637    $ 360,146
                                                  ===========   ===========   =========    =========
 Units issued during the period ................       22,677        29,414       5,500        5,093
 Units redeemed during the period ..............      (17,604)      (21,842)     (7,934)      (5,587)
                                                  -----------   -----------   ---------    ---------
 Net units issued (redeemed) during period .....        5,073         7,572      (2,434)        (494)
                                                  ===========   ===========   =========    =========

                                                       EQ/International
                                                            Growth                  EQ/Long Term Bond
                                                 ----------------------------- ---------------------------
                                                      2005           2004           2005          2004
                                                 -------------- -------------- ------------- -------------
From operations:
 Net investment income (loss) ..................   $   14,843     $    7,629    $    12,021   $    77,365
 Net realized gain (loss) ......................      (48,631)       (76,617)        10,756        32,645
 Net change in unrealized appreciation
  (depreciation) ...............................      259,211        147,809         (2,481)      (56,071)
                                                   ----------     ----------    -----------   -----------
 Net increase (decrease) in net assets from
  operations ...................................      225,423         78,821         20,296        53,939
                                                   ----------     ----------    -----------   -----------
Contract transactions:
 Payments received from contractowners .........      275,448        323,525        156,785       187,190
 Transfers between subaccounts, net ............        9,099         48,854         (8,405)      (27,931)
 Transfers for contract benefits and
  terminations .................................     (216,895)      (297,203)      (118,450)     (119,698)
                                                   ----------     ----------    -----------   -----------
Net increase (decrease) from contract
 transactions ..................................       67,652         75,176         29,930        39,561
                                                   ----------     ----------    -----------   -----------
Net increase/(decrease) in net assets ..........      293,075        153,997         50,226        93,500
Net assets beginning of period .................    1,795,924      1,641,927        827,035       733,535
                                                   ----------     ----------    -----------   -----------
Net assets end of period .......................   $2,088,999     $1,795,924    $   877,261   $   827,035
                                                   ==========     ==========    ===========   ===========
 Units issued during the period ................       37,070         42,647         11,350        15,276
 Units redeemed during the period ..............      (28,192)       (33,135)        (9,197)      (11,799)
                                                   ----------     ----------    -----------   -----------
 Net units issued (redeemed) during period .....        8,878          9,512          2,153         3,477
                                                   ==========     ==========    ===========   ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                   EQ/Marsico      EQ/Money        EQ/Montag & Caldwell
                                                      Focus         Market                Growth
                                                 -------------- -------------- -----------------------------
                                                  2005 (b) (f)   2005 (b) (g)     2005 (h)         2004
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $   (2,098)    $   28,489     $   (9,511)    $   (4,442)
 Net realized gain (loss) ......................       23,223             --         17,244        (51,286)
 Net change in unrealized appreciation
  (depreciation) ...............................      252,424             --        252,246        135,290
                                                   ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................      273,549         28,489        259,979         79,562
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........       64,025        176,330        838,607        902,288
 Transfers between subaccounts, net ............      820,670      3,137,345        875,702         50,408
 Transfers for contract benefits and
  terminations .................................      (40,519)      (142,183)      (490,104)      (592,959)
                                                   ----------     ----------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................      844,176      3,171,492      1,224,205        359,737
                                                   ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........    1,117,725      3,199,981      1,484,184        439,299
Net assets beginning of period .................           --             --      2,570,562      2,131,263
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $1,117,725     $3,199,981     $4,054,746     $2,570,562
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................      110,389        341,633        234,661        119,594
 Units redeemed during the period ..............       (4,960)       (24,596)       (77,070)       (82,249)
                                                   ----------     ----------     ----------     ----------
 Net units issued (redeemed) during period .....      105,429        317,037        157,591         37,745
                                                   ==========     ==========     ==========     ==========

                                                         EQ/PIMCO
                                                        Real Return         EQ/Short Duration Bond
                                                 ------------------------- ------------------------
                                                     2005         2004         2005        2004
                                                 ------------ ------------ ----------- ------------
From operations:
 Net investment income (loss) ..................  $   3,445    $   4,168    $    142     $     150
 Net realized gain (loss) ......................      3,136        8,137         (65)            3
 Net change in unrealized appreciation
  (depreciation) ...............................     (5,740)      (3,531)         39          (105)
                                                  ---------    ---------    --------     ---------
 Net increase (decrease) in net assets from
  operations ...................................        841        8,774         116            48
                                                  ---------    ---------    --------     ---------
Contract transactions:
 Payments received from contractowners .........    132,910      117,071      18,781        10,838
 Transfers between subaccounts, net ............     (1,213)      52,226      (2,079)            2
 Transfers for contract benefits and
  terminations .................................    (48,551)     (53,965)     (7,117)       (3,873)
                                                  ---------    ---------    --------     ---------
Net increase (decrease) from contract
 transactions ..................................     83,146      115,332       9,585         6,967
                                                  ---------    ---------    --------     ---------
Net increase/(decrease) in net assets ..........     83,987      124,106       9,701         7,015
Net assets beginning of period .................    271,980      147,874       7,416           401
                                                  ---------    ---------    --------     ---------
Net assets end of period .......................  $ 355,967    $ 271,980    $ 17,117     $   7,416
                                                  =========    =========    ========     =========
 Units issued during the period ................     12,417       15,496       2,023         1,095
 Units redeemed during the period ..............     (5,045)      (5,092)     (1,085)         (405)
                                                  ---------    ---------    --------     ---------
 Net units issued (redeemed) during period .....      7,372       10,404         938           690
                                                  =========    =========    ========     =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/TCW                         EQ/UBS
                                                             Equity                    Growth and Income
                                                 ------------------------------- -----------------------------
                                                       2005            2004           2005           2004
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $     (64,725)  $     (66,300)   $      586     $   19,076
 Net realized gain (loss) ......................       (350,421)       (350,956)       31,224        (32,682)
 Net change in unrealized appreciation
  (depreciation) ...............................        636,961       1,530,932       106,291        233,819
                                                  -------------   -------------    ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................        221,815       1,113,676       138,101        220,213
                                                  -------------   -------------    ----------     ----------
Contract transactions:
 Payments received from contractowners .........      1,120,836       1,382,908       397,555        475,124
 Transfers between subaccounts, net ............       (364,448)        (31,241)       (5,486)       (41,283)
 Transfers for contract benefits and
  terminations .................................     (1,438,933)     (1,524,602)     (612,826)      (327,869)
                                                  -------------   -------------    ----------     ----------
Net increase (decrease) from contract
 transactions ..................................       (682,545)       (172,935)     (220,757)       105,972
                                                  -------------   -------------    ----------     ----------
Net increase/(decrease) in net assets ..........       (460,730)        940,741       (82,656)       326,185
Net assets beginning of period .................      9,756,133       8,815,392     1,980,705      1,654,520
                                                  -------------   -------------    ----------     ----------
Net assets end of period .......................  $   9,295,403   $   9,756,133    $1,898,049     $1,980,705
                                                  =============   =============    ==========     ==========
 Units issued during the period ................        104,959         130,839        46,728         61,488
 Units redeemed during the period ..............       (157,232)       (138,527)      (72,704)       (50,052)
                                                  -------------   -------------    ----------     ----------
 Net units issued (redeemed) during period .....        (52,273)         (7,688)      (25,976)        11,436
                                                  =============   =============    ==========     ==========

                                                         Fidelity VIP                  Fidelity VIP
                                                         Contrafund(R)                    Growth
                                                 ----------------------------- -----------------------------
                                                      2005           2004           2005           2004
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $   (5,555)    $   (3,813)    $   (3,337)    $   (5,384)
 Net realized gain (loss) ......................       37,121         14,998         (8,537)       (25,958)
 Net change in unrealized appreciation
  (depreciation) ...............................      157,648        121,505         74,938         58,898
                                                   ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................      189,214        132,690         63,064         27,556
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........      202,693        213,726        270,955        304,101
 Transfers between subaccounts, net ............      117,514         22,758        (51,241)        (3,453)
 Transfers for contract benefits and
  terminations .................................     (150,736)      (157,110)      (149,253)      (183,972)
                                                   ----------     ----------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................      169,471         79,374         70,461        116,676
                                                   ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........      358,685        212,064        133,525        144,232
Net assets beginning of period .................    1,081,563        869,499      1,187,066      1,042,834
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $1,440,248     $1,081,563     $1,320,591     $1,187,066
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................       30,985         27,206         42,731         50,296
 Units redeemed during the period ..............      (16,309)       (19,384)       (32,584)       (33,473)
                                                   ----------     ----------     ----------     ----------
 Net units issued (redeemed) during period .....       14,676          7,822         10,147         16,823
                                                   ==========     ==========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                       Fidelity VIP                Franklin
                                                   Growth Opportunities       Income Securities
                                                 ------------------------- ------------------------
                                                     2005         2004         2005         2004
                                                 ------------ ------------ ------------ -----------
From operations:
 Net investment income (loss) ..................  $     255    $    (332)   $    1,015   $    218
 Net realized gain (loss) ......................      4,071          (28)          618         39
 Net change in unrealized appreciation
  (depreciation) ...............................     15,674       12,335        (1,076)     1,031
                                                  ---------    ---------    ----------   --------
 Net increase (decrease) in net assets from
  operations ...................................     20,000       11,975           557      1,288
                                                  ---------    ---------    ----------   --------
Contract transactions:
 Payments received from contractowners .........     52,014       56,006        41,676     16,446
 Transfers between subaccounts, net ............      5,099        7,191          (173)        --
 Transfers for contract benefits and
  terminations .................................    (25,139)     (28,552)      (12,320)    (4,554)
                                                  ---------    ---------    ----------   --------
Net increase (decrease) from contract
 transactions ..................................     31,974       34,645        29,183     11,892
                                                  ---------    ---------    ----------   --------
Net increase/(decrease) in net assets ..........     51,974       46,620        29,740     13,180
Net assets beginning of period .................    205,115      158,495        13,508        328
                                                  ---------    ---------    ----------   --------
Net assets end of period .......................  $ 257,089    $ 205,115    $   43,248   $ 13,508
                                                  =========    =========    ==========   ========
 Units issued during the period ................      8,726        7,927         3,542      1,491
 Units redeemed during the period ..............     (5,006)      (3,769)       (1,153)      (423)
                                                  ---------    ---------    ----------   --------
 Net units issued (redeemed) during period .....      3,720        4,158         2,389      1,068
                                                  =========    =========    ==========   ========

                                                        Franklin
                                                    Rising Dividends            Franklin
                                                       Securities           Zero Coupon 2010
                                                 ----------------------- -----------------------
                                                     2005        2004        2005        2004
                                                 ----------- ----------- ----------- -----------
From operations:
 Net investment income (loss) ..................  $     78    $       9   $     101    $    11
 Net realized gain (loss) ......................       248          102          24         (7)
 Net change in unrealized appreciation
  (depreciation) ...............................       503          439        (119)        29
                                                  --------    ---------   ---------    -------
 Net increase (decrease) in net assets from
  operations ...................................       829          550           6         33
                                                  --------    ---------   ---------    -------
Contract transactions:
 Payments received from contractowners .........    18,524        8,031       4,325      3,491
 Transfers between subaccounts, net ............     1,016           --        (909)        91
 Transfers for contract benefits and
  terminations .................................    (5,777)      (2,228)     (1,247)     (585)
                                                  --------    ---------   ---------    -------
Net increase (decrease) from contract
 transactions ..................................    13,763        5,803       2,169      2,997
                                                  --------    ---------   ---------    -------
Net increase/(decrease) in net assets ..........    14,592        6,353       2,175      3,030
Net assets beginning of period .................     7,616        1,263       3,102         72
                                                  --------    ---------   ---------    -------
Net assets end of period .......................  $ 22,208    $   7,616   $   5,277     $3,102
                                                  ========    =========   =========    =======
 Units issued during the period ................     1,754          748         425        353
 Units redeemed during the period ..............      (574)        (224)       (221)      (64)
                                                  --------    ---------   ---------    -------
 Net units issued (redeemed) during period .....     1,180          524         204        289
                                                  ========    =========   =========    =======

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                     Janus Aspen Series        Janus Aspen Series
                                                          Balanced                Flexible Bond
                                                 -------------------------- -------------------------
                                                      2005         2004         2005         2004
                                                 ------------- ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $    12,898   $  11,051    $   5,283    $   5,474
 Net realized gain (loss) ......................        8,036       2,516        2,800        1,605
 Net change in unrealized appreciation
  (depreciation) ...............................       34,269      37,050       (6,844)      (3,968)
                                                  -----------   ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................       55,203      50,617        1,239        3,111
                                                  -----------   ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      165,912     171,977       34,965       41,434
 Transfers between subaccounts, net ............      (11,995)    (15,301)      (3,284)      12,389
 Transfers for contract benefits and
  terminations .................................     (101,579)    (85,734)     (17,696)     (22,300)
                                                  -----------   ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................       52,338      70,942       13,985       31,523
                                                  -----------   ---------    ---------    ---------
Net increase/(decrease) in net assets ..........      107,541     121,559       15,224       34,634
Net assets beginning of period .................      708,600     587,041      106,366       71,732
                                                  -----------   ---------    ---------    ---------
Net assets end of period .......................  $   816,141   $ 708,600    $ 121,590    $ 106,366
                                                  ===========   =========    =========    =========
 Units issued during the period ................       16,292      18,632        3,386        5,241
 Units redeemed during the period ..............      (11,417)    (11,480)      (2,116)      (2,404)
                                                  -----------   ---------    ---------    ---------
 Net units issued (redeemed) during period .....        4,875       7,152        1,270        2,837
                                                  ===========   =========    =========    =========

                                                      Janus Aspen Series          Janus Aspen Series
                                                             Forty               International Growth
                                                 ----------------------------- -------------------------
                                                      2005           2004          2005         2004
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $   (6,094)    $   (4,302)   $   1,468    $     594
 Net realized gain (loss) ......................       29,358         (8,992)      14,005        1,549
 Net change in unrealized appreciation
  (depreciation) ...............................      119,892        182,025       63,982       32,040
                                                   ----------     ----------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................      143,156        168,731       79,455       34,183
                                                   ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      255,314        268,509       79,745       85,624
 Transfers between subaccounts, net ............     (106,455)         3,125        3,803       10,301
 Transfers for contract benefits and
  terminations .................................     (152,479)      (173,009)     (54,562)     (37,822)
                                                   ----------     ----------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................       (3,620)        98,625       28,986       58,103
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in net assets ..........      139,536        267,356      108,441       92,286
Net assets beginning of period .................    1,168,925        901,569      233,163      140,877
                                                   ----------     ----------    ---------    ---------
Net assets end of period .......................   $1,308,461     $1,168,925    $ 341,604    $ 233,163
                                                   ==========     ==========    =========    =========
 Units issued during the period ................       31,286         41,431        6,860        8,979
 Units redeemed during the period ..............      (32,393)       (29,194)      (4,729)      (3,712)
                                                   ----------     ----------    ---------    ---------
 Net units issued (redeemed) during period .....       (1,107)        12,237        2,131        5,267
                                                   ==========     ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                      Janus Aspen Series            Janus Aspen Series
                                                        Mid Cap Growth               Worldwide Growth
                                                 ----------------------------- -----------------------------
                                                      2005           2004           2005           2004
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $   (7,346)    $   (5,809)    $   10,654     $    5,065
 Net realized gain (loss) ......................       40,477         (1,860)       (24,127)       (40,456)
 Net change in unrealized appreciation
  (depreciation) ...............................      102,056        185,471         85,910         86,407
                                                   ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................      135,187        177,802         72,437         51,016
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........      234,635        245,749        292,772        317,708
 Transfers between subaccounts, net ............      (15,325)        (2,172)       (69,782)       (45,199)
 Transfers for contract benefits and
  terminations .................................     (152,687)      (141,491)      (164,952)      (179,513)
                                                   ----------     ----------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................       66,623        102,086         58,038         92,996
                                                   ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........      201,810        279,888        130,475        144,012
Net assets beginning of period .................    1,094,353        814,465      1,329,552      1,185,540
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $1,296,163     $1,094,353     $1,460,027     $1,329,552
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................       53,507         57,099         62,633         60,538
 Units redeemed during the period ..............      (41,457)       (34,412)       (52,892)       (44,810)
                                                   ----------     ----------     ----------     ----------
 Net units issued (redeemed) during period .....       12,050         22,687          9,741         15,728
                                                   ==========     ==========     ==========     ==========

                                                        Lord Abbett               Lord Abbett
                                                      Bond-Debenture           Growth and Income
                                                 ------------------------- -------------------------
                                                     2005         2004         2005         2004
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $   5,800    $   5,054    $   4,347    $   2,538
 Net realized gain (loss) ......................      1,877        3,678       81,528       16,073
 Net change in unrealized appreciation
  (depreciation) ...............................     (6,542)      (1,679)     (60,840)      54,257
                                                  ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................      1,135        7,053       25,035       72,868
                                                  ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........     40,288       48,481      256,160      228,376
 Transfers between subaccounts, net ............     (2,006)      10,435       23,601       88,767
 Transfers for contract benefits and
  terminations .................................    (16,698)     (30,090)     (95,828)     (87,093)
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................     21,584       28,826      183,933      230,050
                                                  ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets ..........     22,719       35,879      208,968      302,918
Net assets beginning of period .................    112,446       76,567      707,665      404,747
                                                  ---------    ---------    ---------    ---------
Net assets end of period .......................  $ 135,165    $ 112,446    $ 916,633    $ 707,665
                                                  =========    =========    =========    =========
 Units issued during the period ................      3,414        4,878       27,650       30,089
 Units redeemed during the period ..............     (1,687)      (2,490)     (12,378)      (9,027)
                                                  ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period .....      1,727        2,388       15,272       21,062
                                                  =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                        Lord Abbett                 MFS(R)
                                                       Mid-Cap Value            Mid Cap Growth
                                                 ------------------------- -------------------------
                                                     2005         2004         2005         2004
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $    (240)   $    (962)   $    (957)   $    (880)
 Net realized gain (loss) ......................     61,542       19,078       12,347        6,262
 Net change in unrealized appreciation
  (depreciation) ...............................    (10,710)      77,839       (6,649)      12,518
                                                  ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     50,592       95,955        4,741       17,900
                                                  ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........    150,534      137,000       51,917      109,781
 Transfers between subaccounts, net ............     98,578       37,549        4,316        8,318
 Transfers for contract benefits and
  terminations .................................    (63,733)     (65,074)     (52,247)     (45,187)
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................    185,379      109,475        3,986       72,912
                                                  ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets ..........    235,971      205,430        8,727       90,812
Net assets beginning of period .................    548,690      343,260      184,831       94,019
                                                  ---------    ---------    ---------    ---------
Net assets end of period .......................  $ 784,661    $ 548,690    $ 193,558    $ 184,831
                                                  =========    =========    =========    =========
 Units issued during the period ................     18,164       15,164        5,679       12,362
 Units redeemed during the period ..............     (5,371)      (6,117)      (5,450)      (5,385)
                                                  ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period .....     12,793        9,047          229        6,977
                                                  =========    =========    =========    =========

                                                          MFS(R)                    MFS(R)
                                                       New Discovery             Total Return
                                                 ------------------------- -------------------------
                                                     2005         2004         2005         2004
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $    (747)   $    (667)   $   6,129    $   3,036
 Net realized gain (loss) ......................     14,903          (28)      21,899        5,816
 Net change in unrealized appreciation
  (depreciation) ...............................     (6,407)       8,221      (17,469)      21,979
                                                  ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................      7,749        7,526       10,559       30,831
                                                  ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........     45,288       55,532      160,166      178,445
 Transfers between subaccounts, net ............    (47,835)         500        8,160       12,212
 Transfers for contract benefits and
  terminations .................................    (24,520)     (26,760)     (48,659)     (62,335)
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................    (27,067)      29,272      119,667      128,322
                                                  ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets ..........    (19,318)      36,798      130,226      159,153
Net assets beginning of period .................    135,700       98,902      349,085      189,932
                                                  ---------    ---------    ---------    ---------
Net assets end of period .......................  $ 116,382    $ 135,700    $ 479,311    $ 349,085
                                                  =========    =========    =========    =========
 Units issued during the period ................      4,980        5,879       15,364       17,613
 Units redeemed during the period ..............     (7,120)      (2,960)      (5,280)      (5,926)
                                                  ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period .....     (2,140)       2,919       10,084       11,687
                                                  =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                          MFS(R)                  Old Mutual
                                                         Utilities                  Mid-Cap
                                                 ------------------------- -------------------------
                                                     2005         2004         2005         2004
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $     180    $     980    $  (2,476)   $  (1,850)
 Net realized gain (loss) ......................      9,471        5,838       53,196       15,513
 Net change in unrealized appreciation
  (depreciation) ...............................     17,223       22,553      (22,877)      46,937
                                                  ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     26,874       29,371       27,843       60,600
                                                  ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........     88,594       79,374      136,562      164,470
 Transfers between subaccounts, net ............     (1,593)      (8,233)      (1,470)       5,763
 Transfers for contract benefits and
  terminations .................................    (43,096)     (23,127)     (70,395)     (67,975)
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................     43,905       48,014       64,697      102,258
                                                  ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets ..........     70,779       77,385       92,540      162,858
Net assets beginning of period .................    131,060       53,675      418,382      255,524
                                                  ---------    ---------    ---------    ---------
Net assets end of period .......................  $ 201,839    $ 131,060    $ 510,922    $ 418,382
                                                  =========    =========    =========    =========
 Units issued during the period ................      6,478        7,112       11,473       14,825
 Units redeemed during the period ..............     (3,306)      (2,750)      (6,361)      (6,087)
                                                  ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period .....      3,172        4,362        5,112        8,738
                                                  =========    =========    =========    =========

                                                        Old Mutual               Oppenheimer
                                                       Select Value           Global Securities
                                                 ------------------------- -----------------------
                                                     2005         2004         2005        2004
                                                 ------------ ------------ ------------ ----------
From operations:
 Net investment income (loss) ..................  $    1,127   $    1,049   $      229   $     (4)
 Net realized gain (loss) ......................       1,021        1,610        1,113        370
 Net change in unrealized appreciation
  (depreciation) ...............................         778         (505)       8,597      5,144
                                                  ----------   ----------   ----------   --------
 Net increase (decrease) in net assets from
  operations ...................................       2,926        2,154        9,939      5,510
                                                  ----------   ----------   ----------   --------
Contract transactions:
 Payments received from contractowners .........      28,793       34,754       52,689     38,872
 Transfers between subaccounts, net ............       4,455          414        4,146      4,017
 Transfers for contract benefits and
  terminations .................................     (12,071)     (21,319)     (16,816)    (8,429)
                                                  ----------   ----------   ----------   --------
Net increase (decrease) from contract
 transactions ..................................      21,177       13,849       40,019     34,460
                                                  ----------   ----------   ----------   --------
Net increase/(decrease) in net assets ..........      24,103       16,003       49,958     39,970
Net assets beginning of period .................      71,487       55,484       43,360      3,390
                                                  ----------   ----------   ----------   --------
Net assets end of period .......................  $   95,590   $   71,487   $   93,318   $ 43,360
                                                  ==========   ==========   ==========   ========
 Units issued during the period ................       3,293        3,831        4,531      3,844
 Units redeemed during the period ..............      (1,315)      (2,351)      (1,607)      (891)
                                                  ----------   ----------   ----------   --------
 Net units issued (redeemed) during period .....       1,978        1,480        2,924      2,953
                                                  ==========   ==========   ==========   ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,

                                                       Oppenheimer                  PIMCO
                                                      Main Street(R)       Global Bond (Unhedged)
                                                 ------------------------ -------------------------
                                                     2005         2004        2005         2004
                                                 ------------ ----------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $   192     $    (37)   $   4,329    $   1,957
 Net realized gain (loss) ......................       145           37        5,551       15,379
 Net change in unrealized appreciation
  (depreciation) ...............................     1,443        1,358      (26,111)          57
                                                   --------    --------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     1,780        1,358      (16,231)      17,393
                                                   --------    --------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........    18,627       23,265       91,476       89,667
 Transfers between subaccounts, net ............        (8)         215        2,548        5,873
 Transfers for contract benefits and
  terminations .................................    (6,248)      (3,268)     (41,183)     (35,073)
                                                   ---------   --------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................    12,371       20,212       52,841       60,467
                                                   ---------   --------    ---------    ---------
Net increase/(decrease) in net assets ..........    14,151       21,570       36,610       77,860
Net assets beginning of period .................    22,500          930      201,247      123,387
                                                   ---------   --------    ---------    ---------
Net assets end of period .......................   $36,651     $ 22,500    $ 237,857    $ 201,247
                                                   =========   ========    =========    =========
 Units issued during the period ................     1,581        2,161        8,139        8,451
 Units redeemed during the period ..............      (535)        (330)      (3,836)      (3,510)
                                                   ---------   --------    ---------    ---------
 Net units issued (redeemed) during period .....     1,046        1,831        4,303        4,941
                                                   =========   ========    =========    =========

                                                                                     PIMCO
                                                           PIMCO             StocksPLUS Growth and
                                                        Real Return                 Income
                                                 ------------------------- -------------------------
                                                     2005         2004         2005         2004
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $  15,757    $   2,293    $  10,240    $   5,006
 Net realized gain (loss) ......................     12,761       25,789       15,162        2,980
 Net change in unrealized appreciation
  (depreciation) ...............................    (18,060)      15,140       (7,561)      36,422
                                                  ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     10,458       43,222       17,841       44,408
                                                  ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........    214,990      212,863      175,923      191,945
 Transfers between subaccounts, net ............    (14,664)      23,926       (9,823)       1,242
 Transfers for contract benefits and
  terminations .................................    (76,821)     (79,199)     (98,217)     (83,265)
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................    123,505      157,590       67,883      109,922
                                                  ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets ..........    133,963      200,812       85,724      154,330
Net assets beginning of period .................    628,087      427,275      485,713      331,383
                                                  ---------    ---------    ---------    ---------
Net assets end of period .......................  $ 762,050    $ 628,087    $ 571,437    $ 485,713
                                                  =========    =========    =========    =========
 Units issued during the period ................     17,448       21,953       15,579       18,176
 Units redeemed during the period ..............     (7,934)      (9,165)      (9,675)      (7,917)
                                                  ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period .....      9,514       12,788        5,904       10,259
                                                  =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
FOR THE YEARS ENDED DECEMBER 31,


                                                      Van Kampen UIF            Van Kampen UIF            Van Kampen UIF
                                                  Emerging Markets Equity    Global Value Equity         U.S. Real Estate
                                                 ------------------------- ------------------------ --------------------------
                                                     2005         2004         2005         2004         2005         2004
                                                 ------------ ------------ ------------ ----------- ------------- ------------
From operations:
 Net investment income (loss) ..................  $    (159)   $      63    $     206    $     65    $    4,904    $    3,431
 Net realized gain (loss) ......................      5,277        2,765        3,387       1,282        47,052        15,859
 Net change in unrealized appreciation
  (depreciation) ...............................     20,507       10,938         (664)      3,484        72,418       105,041
                                                  ---------    ---------    ---------    --------    ----------    ----------
 Net increase (decrease) in net assets from
  operations ...................................     25,625       13,766        2,929       4,831       124,374       124,331
                                                  ---------    ---------    ---------    --------    ----------    ----------
Contract transactions:
 Payments received from contractowners .........     15,438       22,366       14,161      21,675       244,863       246,126
 Transfers between subaccounts, net ............      4,583         (276)        (729)     12,832        32,672       133,771
 Transfers for contract benefits and
  terminations .................................    (13,158)     (15,988)     (10,187)     (7,401)     (100,236)      (61,164)
                                                  ---------    ---------    ---------    --------    ----------    ----------
Net increase (decrease) from contract
 transactions ..................................      6,863        6,102        3,245      27,106       177,299       318,733
                                                  ---------    ---------    ---------    --------    ----------    ----------
Net increase/(decrease) in net assets ..........     32,488       19,868        6,174      31,937       301,673       443,064
Net assets beginning of period .................     73,583       53,715       53,004      21,067       640,396       197,332
                                                  ---------    ---------    ---------    --------    ----------    ----------
Net assets end of period .......................  $ 106,071    $  73,583    $  59,178    $ 53,004    $  942,069    $  640,396
                                                  =========    =========    =========    ========    ==========    ==========
 Units issued during the period ................      1,305        1,756        1,348       3,121        17,686        27,109
 Units redeemed during the period ..............       (906)      (1,246)      (1,072)       (674)       (7,193)       (4,574)
                                                  ---------    ---------    ---------    --------    ----------    ----------
 Net units issued (redeemed) during period .....        399          510          276       2,447        10,493        22,535
                                                  =========    =========    =========    ========    ==========    ==========

-------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005. (See Note 5)
(b) Commenced operations on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005. (See Note 5)
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005. (See Note 5)
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005. (See Note 5)
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005. (See Note 5)
(g) EQ/Money Market was substituted for EQ/MONY Money Market on September 9, 2005. (See Note 5).
(h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005. (See Note 5)
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

1. Organization and Business

MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York. On July 8, 2004, AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group," the ultimate parent of MONY and MONY Life Insurance Company of America ("MONY America")), upon which MONY became a wholly-owned subsidiary of AXA Financial.

The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (MONY Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), and MONY Survivorship Variable Universal Life, collectively, the Variable Life Insurance Policies. These policies are issued by MONY.

There are fifty-seven MONY Variable Life subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, the Alger American Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, Old Mutual Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004 the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004 the Fund and the Trust merged into EQAT. The Fund and Enterprise were affiliated with MONY.

The Variable Account consists of the following variable investment options:
o AIM V.I. Basic Value
o AIM V.I. Financial Services
o AIM V.I. Global Health Care(1)
o AIM V.I. Mid Cap Core Equity
o AIM V.I. Technology
o Alger American Balanced
o Alger American MidCap Growth
o Dreyfus IP Small Cap Stock Index
o Dreyfus Socially Responsible Growth Fund, Inc.
o Dreyfus Stock Index Fund, Inc.
o EQ/Bear Stearns Small Company Growth(2)
o EQ/Boston Advisors Equity Income(3)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Research
o EQ/Caywood-Scholl High Yield Bond(4)
o EQ/Enterprise Moderate Allocation
o EQ/GAMCO Small Company Value(5)
o EQ/Government Securities(6)
o EQ/Intermediate Term Bond(7)
o EQ/International Growth(8)
o EQ/Long Term Bond(9)
o EQ/Marsico Focus
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return(11)
o EQ/Short Duration Bond(12)
o EQ/TCW Equity(13)
o EQ/UBS Growth and Income(14)
o Fidelity VIP Contrafund(R)
o Fidelity VIP Growth
o Fidelity VIP Growth Opportunities
o Franklin Income Securities
o Franklin Rising Dividends Securities
o Franklin Zero Coupon 2010
o Janus Aspen Series Balanced
o Janus Aspen Series Flexible Bond(15)
o Janus Aspen Series Forty(16)
o Janus Aspen Series International Growth
o Janus Aspen Series Mid Cap Growth
o Janus Aspen Series Worldwide Growth
o Lord Abbett Bond-Debenture
o Lord Abbett Growth and Income
o Lord Abbett Mid-Cap Value
o MFS(R) Mid Cap Growth
o MFS(R) New Discovery
o MFS(R) Total Return
o MFS(R) Utilities
o Old Mutual Mid-Cap(17)
o Old Mutual Select Value(18)
o Oppenheimer Global Securities
o Oppenheimer Main Street(R)
o PIMCO Global Bond (Unhedged)
o PIMCO Real Return
o PIMCO StocksPLUS Growth and Income
o Van Kampen UIF Emerging Markets Equity
o Van Kampen UIF Global Value Equity
o Van Kampen UIF U.S. Real Estate

----------

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

1. Organization and Business (Concluded)

   (1) Formerly known as AIM V.I. Health Sciences
   (2) Formerly known as EQ/Enterprise Small Company Growth
   (3) Formerly known as EQ/Enterprise Equity Income
   (4) Formerly known as EQ/Enterprise High Yield Bond
   (5) Formerly known as EQ/Enterprise Small Company Value
   (6) Formerly known as EQ/MONY Government Securities
   (7) Formerly known as EQ/MONY Intermediate Term Bond
   (8) Formerly known as EQ/Enterprise International Growth
   (9) Formerly known as EQ/MONY Long Term Bond
   (10) Formerly known as EQ/Enterprise Growth
   (11) Formerly known as EQ/Enterprise Total Return
   (12) Formerly known as EQ/Enterprise Short Duration Bond
   (13) Formerly known as EQ/Enterprise Equity
   (14) Formerly known as EQ/Enterprise Growth and Income
   (15) Formerly known as Janus Aspen Series Flexible Income
   (16) Formerly known as Janus Aspen Series Capital Appreciation
   (17) Formerly known as PBHG Mid-Cap
   (18) Formerly known as PBHG Select Value


   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds which were distributed by MONY to the contractowners.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Certain reclassifications have been made for the amounts presented in prior periods to conform those periods to current presentation.

   Investments:

   The investment in shares of each of the respective Funds is stated at value, which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. The value of EQ/Money Market is based upon the amortized cost of the securities held, which approximates market value.

   Due to and Due From:

   Amounts due to/from MONY and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

   Contract Payments and Transfers:

   Payments received from contractowners represent contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

   Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (Concluded)

   have directed to be moved among funds, including permitted transfers to and from the Guaranteed Interest Account with Market Value Adjustment. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY's General Account to provide for other policy benefits, as required by state law. MONY's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges and cost of insurance charges, if applicable.

   Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions

   MONY is the legal owner of the assets held by the Variable Account. However, the portion of the Variable Account's assets attributable to the Variable Insurance Policies will not be chargeable with liabilities arising out of any other business MONY may conduct.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the Policy in each subaccount ("fund value") to compensate MONY. MONY may impose a surrender charge when the contractowners request a full or partial surrender. These deductions are treated as contractowner redemptions by the Variable Account. The amount deducted for the Variable Account for the year ended December 31, 2005 aggregated to $8,137,012.

   MONY receives amounts deducted for mortality and expense risks at an annual rate of 0.35% to 0.75% of average daily net assets from each subaccount in the Variable Account.

   MONY received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2005, MONY received $31,279 in aggregate from certain Funds in connection with the MONY Variable Life subaccounts.

   Investment Manager and Advisors:

   EQAT has the right to issue two classes of shares -- Class A and Class B. The two classes of shares are identical, with the exception that Class B shares are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT, and receives fees for performing services in that capacity. As investment manager, AXA Equitable either oversees the activities of the investment advisors to the portfolios of EQAT, or directly manages the portfolios. Fees generally vary depending on net asset levels and range from a low of 0.25% to a high of 1.00% of average daily net assets. AXA Equitable, as investment manager, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

   In the fourth quarter of 2005 AXA Financial completed its sale of The Advest Group to Merrill Lynch, Pierce, Fenner & Smith. Boston Advisors is The Advest Group's investment advisory firm and served as investment advisor to certain EQAT portfolios: EQ/Boston Advisors Equity Income, EQ/Government Securities, EQ/Intermediate Term Bond, EQ/Long Term Bond, EQ/Money Market, and EQ/Short Duration Bond. Upon completion of the sale of The Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   Contract Distribution and Principal Underwriter:

   During the year ended December 31, 2004, and the period January 1, 2005 through June 5, 2005, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Life Insurance Policies and the Variable Account. Effective June 6, 2005, subsequent to regulatory approval, registered representatives of MONY Securities became registered representatives of AXA Advisors, LLC ("AXA Advisors"). Further, AXA Advisors and AXA Distributors, LLC ("Distributors") replaced MONY Securities as distributors

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Related Party Transactions (Concluded)

   of the Variable Life Insurance Policies and principal underwriters of the Variable Account.

   AXA Advisors is an affiliate of MONY and AXA Equitable; Distributors is an affiliate of MONY and an indirect wholly-owned subsidiary of AXA Equitable. They are registered with the U.S. Securities and Exchange Commission as broker-dealers and are members of the National Association of Securities Dealers, Inc. AXA Advisors and Distributors received distribution fees under the rule 12b-1 Plans described above for providing distribution and shareholder services to the Portfolios. During the period January 1, 2005 through June 5, 2005 MONY Securities received these fees for serving as distributor of the Variable Life Insurance Policies.

4. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2005 were as follows:

                                                                Cost of          Proceeds from
   MONY Variable Account L Subaccounts                      Shares Acquired     Shares Redeemed
   -----------------------------------------------------   -----------------   ----------------
   AIM V.I. Basic Value ...........................           $   22,429          $    5,666
   AIM V.I. Financial Services ....................               15,050               4,912
   AIM V.I. Global Health Care ....................               23,662              12,400
   AIM V.I. Mid Cap Core Equity ...................               13,991               2,414
   AIM V.I. Technology ............................                3,355              16,627
   Alger American Balanced ........................               69,644              32,922
   Alger American MidCap Growth ...................              140,399              63,759
   Dreyfus IP Small Cap Stock Index ...............               16,576               4,335
   Dreyfus Socially Responsible Growth Fund, Inc...               40,134              19,191
   Dreyfus Stock Index Fund, Inc. .................              373,982             169,976
   EQ/Bear Stearns Small Company Growth ...........              258,444             138,878
   EQ/Boston Advisors Equity Income ...............              311,398             112,674
   EQ/Calvert Socially Responsible ................               40,435               3,274
   EQ/Capital Guardian Research ...................              166,139               2,433
   EQ/Caywood-Scholl High Yield Bond ..............              188,147             179,853
   EQ/Enterprise Moderate Allocation ..............            1,015,860           1,303,356
   EQ/GAMCO Small Company Value ...................            1,432,525             769,738
   EQ/Government Securities .......................              230,755             147,055
   EQ/Intermediate Term Bond ......................               76,687              93,673
   EQ/International Growth ........................              280,729             198,234
   EQ/Long Term Bond ..............................              142,133              92,346
   EQ/Marsico Focus ...............................              890,866              32,588
   EQ/Money Market ................................            3,410,918             210,937
   EQ/Montag & Caldwell Growth ....................            1,619,553             404,859
   EQ/PIMCO Real Return ...........................              123,251              33,607
   EQ/Short Duration Bond .........................               16,540               6,813
   EQ/TCW Equity ..................................              684,018           1,431,288
   EQ/UBS Growth and Income .......................              329,806             549,977
   Fidelity VIP Contrafund(R) .....................              295,460             131,339
   Fidelity VIP Growth ............................              211,249             144,125
   Fidelity VIP Growth Opportunities ..............               64,313              32,084
   Franklin Income Securities .....................               36,654               6,358
   Franklin Rising Dividends Securities ...........               16,684               2,757
   Franklin Zero Coupon 2010 ......................                3,813               1,541
   Janus Aspen Series Balanced ....................              145,090              79,854
   Janus Aspen Series Flexible Bond ...............               39,339              16,869
   Janus Aspen Series Forty .......................              187,680             197,394
   Janus Aspen Series International Growth ........               76,244              45,790
   Janus Aspen Series Mid Cap Growth ..............              196,040             136,763
   Janus Aspen Series Worldwide Growth ............              289,780             221,088
   Lord Abbett Bond-Debenture .....................               41,088              12,279

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Investment Transactions (Concluded)

                                                                Cost of          Proceeds from
   MONY Variable Account L Subaccounts                      Shares Acquired     Shares Redeemed
   -----------------------------------------------------   -----------------   ----------------
   Lord Abbett Growth and Income .......................      $      339,063      $      97,385
   Lord Abbett Mid-Cap Value ...........................             278,847             47,919
   MFS(R) Mid Cap Growth ...............................              44,200             41,171
   MFS(R) New Discovery ................................              41,004             68,818
   MFS(R) Total Return .................................             180,019             37,790
   MFS(R) Utilities ....................................              71,410             27,325
   Old Mutual Mid-Cap ..................................             153,476             54,338
   Old Mutual Select Value .............................              29,495              7,191
   Oppenheimer Global Securities .......................              50,757             10,509
   Oppenheimer Main Street(R) ..........................              14,843              2,280
   PIMCO Global Bond (Unhedged) ........................              88,026             27,464
   PIMCO Real Return ...................................             213,729             66,277
   PIMCO StocksPLUS Growth and Income ..................             152,150             74,027
   Van Kampen UIF Emerging Markets Equity ..............              18,774             12,070
   Van Kampen UIF Global Value Equity ..................              13,574              9,735
   Van Kampen UIF U.S. Real Estate .....................             271,858             68,981

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

   -----------------------------------------------------------------------------
    September 9, 2005          Removed Portfolio           Surviving Portfolio
   -----------------------------------------------------------------------------
                               EQ/Enterprise
                               Capital Appreciation        EQ/Marsico Focus
   -----------------------------------------------------------------------------
   Shares -- Class B              141,122                      68,933
   Value -- Class B            $     7.41                  $    15.17
   Net assets before merger    $1,045,717                  $       --
   Net assets after merger     $       --                  $1,045,717
   -----------------------------------------------------------------------------
                               EQ/Enterprise Global        EQ/Calvert
                               Socially Responsive         Socially Responsible
   -----------------------------------------------------------------------------
   Shares -- Class B                3,444                       4,870
   Value -- Class B            $    11.58                  $     8.19
   Net assets before merger    $   39,883                  $       --
   Net assets after merger     $       --                  $   39,883
   -----------------------------------------------------------------------------
                               EQ/Enterprise               EQ/Montag & Caldwell
                               Multi-Cap Growth            Growth
   -----------------------------------------------------------------------------
   Shares -- Class B              125,586                     208,010
   Value -- Class B            $     8.53                  $     5.15
   Net assets before merger    $1,071,251                  $2,984,162
   Net assets after merger     $       --                  $4,055,413
   -----------------------------------------------------------------------------

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Substitutions/Reorganizations (Concluded)
   -----------------------------------------------------------------------------
   September 9, 2005           Removed Portfolio           Surviving Portfolio
   -----------------------------------------------------------------------------
                                                           EQ/Capital
                               EQ/MONY Diversified         Guardian Research
   -----------------------------------------------------------------------------
   Shares -- Class A               9,683                        9,189
   Value -- Class A           $    11.72                   $    12.35
   Net assets before merger   $  113,483                   $       --
   Net assets after merger    $       --                   $  113,483
   -----------------------------------------------------------------------------
                               EQ/MONY                     EQ/Capital Guardian
                               Equity Growth               Research
   -----------------------------------------------------------------------------
   Shares -- Class A                1,565                       2,578
   Value -- Class A            $    20.34                  $    12.35
   Net assets before merger    $   31,840                  $       --
   Net assets after merger     $       --                  $   31,840
   -----------------------------------------------------------------------------
                               EQ/MONY                     EQ/Boston Advisors
                               Equity Income               Equity Income
   -----------------------------------------------------------------------------
   Shares -- Class A                2,456                       5,849
   Shares -- Class B                   --                     119,772
   Value -- Class A            $    15.43                  $     6.48
   Value -- Class B            $       --                  $     6.49
   Net assets before merger    $   37,899                  $  777,320
   Net assets after merger     $       --                  $  815,219
   -----------------------------------------------------------------------------
                               EQ/MONY
                               Money Market                EQ/Money Market
   ----------------------------------------------------------------------------
   Shares -- Class A            3,156,591                   3,156,591
   Value -- Class A            $        1                  $        1
   Net assets before merger    $3,156,591                  $       --
   Net assets after merger     $       --                  $3,156,591
   -----------------------------------------------------------------------------

   Effective September 9, 2005, as part of a reorganization, EQ/Enterprise Managed became EQ/Enterprise Moderate Allocation. This reorganization changed the strategy to that of an allocation portfolio. The reorganization had no effect on the value of shareholders' units, and did not constitute a taxable event.

   Effective May 1, 2004, INVESCO VIF Telecommunications Portfolio was merged into INVESCO VIF Technology Fund as part of a reorganization. Subsequent to the reorganization, INVESCO VIF Technology became known as AIM V.I. Technology Fund. There was no change in investment objective, management structure or management fee expenses. The reorganization had no effect on the value of shareholder's units, and the transaction did not constitute a taxable event.


6. Financial Highlights

   The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Financial highlights for the years ended December 31, 2005 and 2004 are presented in the same table. The tables for the years ended December 31, 2003 and prior are presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts:
   An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowner's within each subaccount.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolios of the Funds. The financial highlights for the years ended December 31, 2003 and prior are presented for each portfolio of the Funds rather than each Variable Life Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Policies.

   The ranges for the total return ratio and unit value correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

   Contractowner Charges:

   There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

   The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

   Mortality & Expense Risk Charge: The charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 0.35% to a high of 0.75%.

   Monthly per $1,000 Specified Amount Charge: The charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, the charge grades to zero based on a schedule, as defined with the Variable Life Contract, and as a percentage of dollar value of the Specified Amount. The charge varies based on a number of factors, including age, gender and risk class.

   Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

   Partial Surrender Charge: This charge is assessed when a contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $10 to a high of $25.

   Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

   Transfer Charge: MONY does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer requested by the contractowner. The charge ranges from a low of $0 to a high of $25.

   Monthly Administrative Charge: The amount of the charge and the number of years over which it is deducted from the fund value vary depending on the Variable Life Insurance policy. The charge may be a flat deduction, or a dollar amount based on the specified amount of the policy. Generally the charge ranges from a low of $5 to a high $31.50.

   Monthly Expense Charge: The charge is deducted from the fund value, generally over the first four years of the policy, or four years after an increase in the specified amount. The amount of the charge varies based on factors, such as age, gender or smoking status.

   Loan Interest Rate Spread: The loan interest rate spread is the difference between amount of interest charged on loans and the amount of interest credited to amounts held in the loan account to secure the loan. It is assessed each policy anniversary after the loan is taken, or upon death, surrender, or lapse, if earlier. The amount of charges will vary from a low of 0% to a high of 0.60% or $0-$240, depending on the policy year.

   Illustration Projection Report: The charge may be deducted from the fund value after the first policy year upon request of a report that will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                       At December 31,
                                        -----------------------------------------------------------------------------
                                               Units                     Unit Value                   Net Assets
                                            Outstanding               Lowest to Highest                 (000's)
                                        ------------------- ------------------------------------- -------------------
                                           2005      2004          2005               2004           2005      2004
                                        --------- --------- ------------------ ------------------ --------- ---------
   AIM V.I. Basic Value ...............   3,764     2,418          $ 12.74            $ 12.09           $48       $29
   AIM V.I. Financial Services ........   4,985     4,162   12.30 to 12.73     11.66 to 12.10            63        50
   AIM V.I. Global Health Care ........   8,217     7,143   11.81 to 12.39     10.99 to 11.50            97        79
   AIM V.I. Mid Cap Core Equity .......   1,597       702            12.99              12.11            21         9
   AIM V.I. Technology ................   1,353     2,872    9.19 to 10.38      9.05 to 10.00            12        26
   Alger American Balanced ............  21,474    18,428   12.05 to 12.06     11.15 to 11.20           258       206
   Alger American MidCap
   Growth .............................  34,807    30,156   13.63 to 17.93     12.49 to 16.38           494       391
   Dreyfus IP Small Cap Stock
   Index ..............................   2,218     1,289            14.15              13.24            31        17
   Dreyfus Socially Responsible
   Growth Fund, Inc. ..................  39,834    36,403     6.53 to 8.19       6.33 to 7.97           271       241
   Dreyfus Stock Index Fund, Inc. ..... 246,536   225,851     8.92 to 9.33       8.59 to 8.94         2,267     1,997
   EQ/Bear Stearns Small
   Company Growth ..................... 113,033   103,060   11.54 to 12.66     10.81 to 11.81         1,273     1,081
   EQ/Boston Advisors Equity
   Income (a) .........................  68,762    52,378   12.26 to 13.93     11.64 to 13.17           855       621
   EQ/Calvert Socially Responsible
   (b) (c) ............................   3,798             10.42 to 10.43                 --            40        --
   EQ/Capital Guardian Research
   (b) (d) ............................  14,123                      10.39                 --           147        --
   EQ/Caywood-Scholl High Yield
   Bond ...............................  70,226    72,897   13.99 to 16.72     13.67 to 16.40         1,108     1,132
   EQ/Enterprise Moderate
   Allocation (e) ..................... 694,467   729,050   12.29 to 14.31     11.73 to 13.71         9,558     9,641
   EQ/GAMCO Small Company
   Value .............................. 345,522   332,697   16.35 to 32.38     15.72 to 31.27         8,766     8,359
   EQ/Government Securities ...........  81,100    76,027   11.43 to 13.97     11.32 to 13.89           970       909
   EQ/Intermediate Term Bond ..........  23,296    25,730   12.01 to 14.71     11.94 to 14.69           325       360
   EQ/International Growth ............ 189,695   180,817    7.50 to 12.09      6.66 to 10.78         2,089     1,796
   EQ/Long Term Bond ..................  56,555    54,402   14.76 to 17.50     14.37 to 17.11           877       827
   EQ/Marsico Focus (b) (f) ........... 105,429             10.60 to 10.62                 --         1,118        --
   EQ/Money Market (b) (g) ............ 317,037             10.09 to 10.10                 --         3,200        --
   EQ/Montag & Caldwell Growth
   (h) ................................ 466,346   308,755    8.10 to 12.00      7.74 to 11.42         4,055     2,571
   EQ/PIMCO Real Return ...............  31,112    23,740   11.44 to 11.53     11.43 to 11.49           356       272
   EQ/Short Duration Bond .............   1,668       730   10.00 to 10.26     10.00 to 10.16            17         7
   EQ/TCW Equity ...................... 703,653   755,926   10.21 to 14.80      9.86 to 14.34         9,295     9,756
   EQ/UBS Growth and Income ........... 183,231   209,207    9.76 to 13.43      9.03 to 12.37         1,898     1,981
   Fidelity VIP Contrafund(R) ......... 113,585    98,909   12.48 to 12.66     10.76 to 10.87         1,440     1,082
   Fidelity VIP Growth ................ 180,790   170,643     7.37 to 7.58       7.02 to 7.19         1,321     1,187
   Fidelity VIP Growth
   Opportunities ......................  27,882    24,162     8.59 to10.62       7.92 to 9.83           257       205
   Franklin Income Securities .........   3,487     1,098            12.46              12.30            43        14
   Franklin Rising Dividends
   Securities .........................   1,822       642            12.23              11.87            22         8
   Franklin Zero Coupon 2010 ..........     500       296            10.56              10.46             5         3
   Janus Aspen Series Balanced ........  70,977    66,102   11.79 to 11.88     10.96 to 11.08           816       709
   Janus Aspen Series Flexible
   Bond ...............................  10,388     9,118   11.89 to 12.17     11.77 to 12.01           122       106
   Janus Aspen Series Forty ........... 146,050   147,157    8.51 to 13.96      7.59 to 12.45         1,308     1,169
   Janus Aspen Series
   International Growth ...............  20,567    18,436   16.54 to 17.07     12.62 to 12.98           342       233
   Janus Aspen Series Mid Cap
   Growth ............................. 225,675   213,625    4.79 to 10.30       4.28 to 9.24         1,296     1,094
   Janus Aspen Series Worldwide
   Growth ............................. 229,685   219,944     6.15 to 6.76       5.85 to 6.41         1,460     1,330
   Lord Abbett Bond-Debenture .........  10,361     8,634   13.29 to 13.55     13.17 to 13.46           135       112
   Lord Abbett Growth and
   Income .............................  74,019    58,747   12.11 to 12.91     11.81 to 12.54           917       708
   Lord Abbett Mid-Cap Value ..........  51,830    39,037   14.27 to 18.17     13.28 to 16.85           785       549
   MFS(R) Mid Cap Growth ..............  17,744    17,515   10.32 to 12.40     10.07 to 12.07           194       185
   MFS(R) New Discovery ...............  10,746    12,886   10.80 to 11.61     10.33 to 11.07           116       136
   MFS(R) Total Return ................  38,955    28,871   12.19 to 12.53     11.90 to 12.26           479       349
   MFS(R) Utilities ...................  12,129     8,957   16.42 to 17.60     14.10 to 15.16           202       131
   Old Mutual Mid-Cap .................  36,106    30,994   14.05 to 14.31     13.34 to 13.63           511       418

                                                                  For the period ending December 31,
                                        ---------------------------------------------------------------------------------------
                                             Investment              Expense Ratio**                 Total Return***
                                               Income                   Lowest to                       Lowest to
                                               Ratio*                    Highest                         Highest
                                        --------------------- ----------------------------- -----------------------------------
                                           2005       2004         2005           2004            2005              2004
                                        ---------- ---------- -------------- -------------- ---------------- ------------------
   AIM V.I. Basic Value ...............      0.11%      0.00%          0.35%          0.35%            5.38%             10.61%
   AIM V.I. Financial Services ........       1.53       0.82   0.35 to 0.65   0.35 to 0.65     5.21 to 5.49       7.94 to 8.36
   AIM V.I. Global Health Care ........       0.00       0.00   0.35 to 0.65   0.35 to 0.65     7.46 to 7.74       6.80 to 7.18
   AIM V.I. Mid Cap Core Equity .......       0.64       0.26           0.35           0.35             7.27              13.39
   AIM V.I. Technology ................       0.00       0.00   0.35 to 0.65   0.35 to 0.65     1.55 to 3.80       0.00 to 6.35
   Alger American Balanced ............       1.60       1.41   0.35 to 0.65   0.35 to 0.65     7.68 to 8.07       3.90 to 4.21
   Alger American MidCap
   Growth .............................       0.00       0.00   0.35 to 0.65   0.35 to 0.65     9.13 to 9.46     12.32 to 12.65
   Dreyfus IP Small Cap Stock
   Index ..............................       0.00       0.60           0.35           0.35             6.87              21.47
   Dreyfus Socially Responsible
   Growth Fund, Inc. ..................       0.00       0.44   0.35 to 0.75   0.35 to 0.75     2.76 to 3.16       5.42 to 5.85
   Dreyfus Stock Index Fund, Inc. .....       1.64       1.87   0.35 to 0.75   0.35 to 0.75     3.84 to 4.36      9.85 to 10.23
   EQ/Bear Stearns Small
   Company Growth .....................       0.11       0.00   0.35 to 0.75   0.35 to 0.75     6.75 to 7.20     11.67 to 12.05
   EQ/Boston Advisors Equity
   Income (a) .........................       1.52       2.65   0.35 to 0.75   0.35 to 0.75     5.33 to 5.77     16.98 to 17.48
   EQ/Calvert Socially Responsible
   (b) (c) ............................       0.00         --   0.35 to 0.65             --     3.17 to 3.27                 --
   EQ/Capital Guardian Research
   (b) (d) ............................       0.75         --           0.60             --             1.76                 --
   EQ/Caywood-Scholl High Yield
   Bond ...............................       5.50      11.89   0.35 to 0.75   0.35 to 0.75     1.95 to 2.34       8.90 to 9.27
   EQ/Enterprise Moderate
   Allocation (e) .....................       2.82       2.91   0.35 to 0.75   0.35 to 0.75     4.38 to 4.77       7.70 to 8.21
   EQ/GAMCO Small Company
   Value ..............................       0.44       0.02   0.35 to 0.75   0.35 to 0.75     3.55 to 4.01     20.04 to 20.46
   EQ/Government Securities ...........       3.58       5.89   0.35 to 0.75   0.35 to 0.75     0.58 to 0.97       0.58 to 1.07
   EQ/Intermediate Term Bond ..........       4.51       9.71   0.35 to 0.75   0.35 to 0.75     0.14 to 0.59       0.89 to 1.27
   EQ/International Growth ............       1.51       1.19   0.35 to 0.75   0.35 to 0.75   12.15 to 12.61       4.46 to 4.88
   EQ/Long Term Bond ..................       2.06      10.62   0.35 to 0.75   0.35 to 0.75     2.28 to 2.71       7.14 to 7.56
   EQ/Marsico Focus (b) (f) ...........       0.00         --   0.35 to 0.75             --     5.05 to 5.25                 --
   EQ/Money Market (b) (g) ............       1.08         --   0.35 to 0.75             --     0.90 to 1.00                 --
   EQ/Montag & Caldwell Growth
   (h) ................................       0.30       0.44   0.35 to 0.75   0.35 to 0.75     4.65 to 5.08       3.34 to 3.72
   EQ/PIMCO Real Return ...............       1.71       2.67   0.35 to 0.65   0.35 to 0.65     0.09 to 0.35       4.10 to 4.45
   EQ/Short Duration Bond .............       1.41       4.32   0.35 to 0.65   0.35 to 0.65     0.00 to 0.98       0.00 to 1.30
   EQ/TCW Equity ......................       0.00       0.00   0.35 to 0.75   0.35 to 0.75     3.21 to 3.55     12.65 to 13.20
   EQ/UBS Growth and Income ...........       0.69       1.75   0.35 to 0.75   0.35 to 0.75     8.08 to 8.57     12.45 to 12.86
   Fidelity VIP Contrafund(R) .........       0.19       0.24   0.35 to 0.75   0.35 to 0.75   15.99 to 16.47     14.47 to 14.90
   Fidelity VIP Growth ................       0.37       0.16   0.35 to 0.75   0.35 to 0.75     4.99 to 5.42       2.48 to 2.86
   Fidelity VIP Growth
   Opportunities ......................       0.74       0.43   0.35 to 0.75   0.35 to 0.75     8.04 to 8.46       6.27 to 6.74
   Franklin Income Securities .........       3.51       3.76           0.35           0.35             1.30              13.36
   Franklin Rising Dividends
   Securities .........................       0.83       0.62           0.35           0.35             3.03              10.62
   Franklin Zero Coupon 2010 ..........       3.27       1.53           0.35           0.35             0.96               4.08
   Janus Aspen Series Balanced ........       2.35       2.40   0.35 to 0.75   0.35 to 0.75     7.22 to 7.57       7.68 to 8.09
   Janus Aspen Series Flexible
   Bond ...............................       5.28       6.68   0.35 to 0.65   0.35 to 0.65     1.02 to 1.33       2.97 to 3.36
   Janus Aspen Series Forty ...........       0.19       0.24   0.35 to 0.75   0.35 to 0.75   12.12 to 12.13     17.31 to 17.56
   Janus Aspen Series
   International Growth ...............       1.11       0.92   0.35 to 0.65   0.35 to 0.65   31.06 to 31.51     17.94 to 18.21
   Janus Aspen Series Mid Cap
   Growth .............................       0.00       0.00   0.35 to 0.75   0.35 to 0.75   11.47 to 11.92     19.84 to 20.22
   Janus Aspen Series Worldwide
   Growth .............................       1.42       1.06   0.35 to 0.75   0.35 to 0.75     5.13 to 5.46       3.91 to 4.40
   Lord Abbett Bond-Debenture .........       5.26       6.29   0.35 to 0.65   0.35 to 0.65     0.67 to 0.91       7.17 to 7.51
   Lord Abbett Growth and
   Income .............................       1.10       1.02   0.35 to 0.65   0.35 to 0.65     2.54 to 2.95     11.94 to 12.26
   Lord Abbett Mid-Cap Value ..........       0.51       0.34   0.35 to 0.65   0.35 to 0.65     7.45 to 7.83     23.31 to 23.62
   MFS(R) Mid Cap Growth ..............       0.00       0.00   0.35 to 0.65   0.35 to 0.65     2.48 to 2.73     13.79 to 14.19
   MFS(R) New Discovery ...............       0.00       0.00   0.35 to 0.65   0.35 to 0.65     4.55 to 4.88       5.84 to 6.14
   MFS(R) Total Return ................       1.98       1.66   0.35 to 0.65   0.35 to 0.65     2.20 to 2.44     10.55 to 10.90
   MFS(R) Utilities ...................       0.57       1.50   0.35 to 0.65   0.35 to 0.65   16.09 to 16.45     29.35 to 29.71
   Old Mutual Mid-Cap .................       0.00       0.00   0.35 to 0.65   0.35 to 0.65     4.99 to 5.32     18.11 to 18.47

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                  At December 31,
                                     -------------------------------------------------------------------------
                                           Units                      Unit Value                  Net Assets
                                        Outstanding                Lowest to Highest                (000's)
                                     ----------------- ----------------------------------------- -------------
                                       2005     2004           2005                 2004          2005   2004
                                     -------- -------- -------------------- -------------------- ------ ------
   Old Mutual Select Value .........    9,329    7,351      $9.95 to $12.81      $9.58 to $12.30    $96    $71
   Oppenheimer Global Securities....    6,178    3,254                15.15                13.33     93     43
   Oppenheimer Main Street(R) ......    2,963    1,917                12.37                11.74     37     23
   PIMCO Global Bond
   (Unhedged) ......................   18,556   14,253       13.13 to 13.30       14.15 to 14.29    238    201
   PIMCO Real Return ...............   57,075   47,561       13.30 to 13.79       13.11 to 13.55    762    628
   PIMCO StocksPLUS Growth and
   Income ..........................   47,266   41,362       12.11 to 12.34       11.78 to 11.96    571    486
   Van Kampen UIF Emerging
   Markets Equity ..................    5,186    4,787       19.79 to 20.66       14.84 to 15.54    106     74
   Van Kampen UIF Global Value
   Equity ..........................    4,711    4,435       10.14 to 12.57       10.00 to 11.95     59     53
   Van Kampen UIF U.S. Real
   Estate ..........................   48,473   37,980       19.55 to 19.73       16.81 to 16.91    942    640

                                                                   For the period ending December 31,
                                     ----------------------------------------------------------------------------------------------
                                          Investment                 Expense Ratio**                     Total Return***
                                            Income                      Lowest to                           Lowest to
                                            Ratio*                       Highest                             Highest
                                     --------------------- ----------------------------------- ------------------------------------
                                        2005       2004           2005              2004              2005               2004
                                     ---------- ---------- ----------------- ----------------- ------------------ -----------------
   Old Mutual Select Value .........      2.01%      2.41%     0.35 to 0.65%     0.35 to 0.65%      3.86 to 4.15%     2.24 to 2.50%
   Oppenheimer Global Securities....       0.71       0.33              0.35              0.35              13.65             18.49
   Oppenheimer Main Street(R) ......       1.01       0.07              0.35              0.35               5.37              8.80
   PIMCO Global Bond
   (Unhedged) ......................       2.54       1.86      0.35 to 0.65      0.35 to 0.65   (7.21) to (6.93)     9.86 to 10.18
   PIMCO Real Return ...............       2.81       1.01      0.35 to 0.65      0.35 to 0.65       1.45 to 1.77      8.26 to 8.49
   PIMCO StocksPLUS Growth and
   Income ..........................       2.47       1.82      0.35 to 0.65      0.35 to 0.65       2.80 to 3.18    10.09 to 10.43
   Van Kampen UIF Emerging
   Markets Equity ..................       0.39       0.69      0.35 to 0.65      0.35 to 0.65     32.95 to 33.36    22.36 to 22.64
   Van Kampen UIF Global Value
   Equity ..........................       1.02       0.84      0.35 to 0.65      0.35 to 0.65      1.40 to 5.19      0.00 to 12.84
   Van Kampen UIF U.S. Real
   Estate ..........................       1.21       1.57      0.35 to 0.65      0.35 to 0.65     16.30 to 16.68    35.56 to 35.93

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2005 or from the commencement of operations of the subaccount.

   (a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.

   (b)  Units were made available for sale on September 9, 2005.

   (c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.

   (d) EQ/Capital Guardian Research was substituted EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.

   (e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.

   (f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.

   (g) EQ/Money Market was substituted for EQ/MONY Money Market on September 9, 2005.

   (h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                      At December 31, 2003
                                                          ---------------------------------------------
                                                                            Unit Value
                                                              Units          Lowest to      Net Assets
                                                           Outstanding        Highest         (000's)
                                                          ------------- ------------------ ------------
   AIM V.I. Basic Value Fund--Series I (7) ..............           683            $ 10.93          $ 7
   AIM V.I. Financial Services Portfolio ................         3,195     10.76 to 11.21           35
   AIM V.I. Health Sciences Portfolio ...................         5,543              10.29           57
   AIM V.I. Mid Cap Core Equity Fund--Series I (8) ......            33              10.68        0(++)
   AIM V.I. Telecommunications Portfolio ................         2,469               8.51           21
   Alger American Balanced Portfolio--Class O ...........        10,836     10.70 to 10.78          117
   Alger American Mid Cap Growth Portfolio--
   Class O ..............................................        22,824     10.99 to 11.22          266
   Dreyfus Socially Responsible Growth
   Fund--Initial Class ..................................        29,883       5.98 to 7.56          185
   Dreyfus Stock Index Portfolio--Initial Class .........       202,873       7.82 to 8.11        1,632
   Dreyfus IP Small Cap Stock Index
   Portfolio--Service Class (9) .........................            96              10.90            1
   EQ/Enterprise Equity Portfolio .......................       763,614      8.71 to 12.73        8,815
   EQ/Enterprise Equity Income Portfolio ................        36,536      9.95 to 10.41          368
   EQ/Enterprise Growth and Income Portfolio ............       197,771       8.03 to 8.15        1,655
   EQ/Enterprise Growth Portfolio (6)....................       271,410       7.49 to 7.49        2,131
   EQ/Enterprise High-Yield Portfolio ...................        70,854     12.51 to 15.06        1,019
   EQ/Enterprise International Growth Portfolio (6a)....       171,305      6.35 to 10.32        1,642
   EQ/Enterprise Managed Portfolio (6b)..................       718,620      8.40 to 12.73        8,857
   EQ/Enterprise Small Company Growth Portfolio .........        81,966       9.05 to 9.68          759
   EQ/Enterprise Small Company Value Portfolio ..........       312,903     11.65 to 26.05        6,873
   EQ/Enterprise Total Return Portfolio .................        13,336     11.00 to 11.12          148
   EQ/Enterprise Short Duration Bond Portfolio (1) ......            40              10.03        0(++)
   EQ/MONY Government Securities Portfolio ..............        68,455     10.60 to 13.81          822
   EQ/MONY Intermediate Term Bond Portfolio .............        26,224     11.79 to 14.56          364
   EQ/MONY Long Term Bond Portfolio .....................        50,925     11.23 to 15.97          734
   Fidelity VIP Growth Portfolio--Service Class .........       153,820       6.85 to 6.99        1,043
   Fidelity VIP II Contrafund Portfolio--Service
   Class ................................................        91,087       9.40 to 9.46          869
   Fidelity VIP III Growth Opportunities
   Portfolio--Service Class .............................        20,004       7.42 to 9.25          158
   Franklin Income Securities Fund--Class 2 (2) .........            30              10.85        0(++)
   Franklin Rising Dividends Securities Fund--
   Class 2 (3) ..........................................           118              10.73            1
   Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........             7              10.05        0(++)
   Janus Aspen Series Mid Cap Growth
   Portfolio--Institutional Class .......................       190,938       3.56 to 7.71          814
   Janus Aspen Series Balanced
   Portfolio--Institutional Class .......................        58,950     10.14 to 10.29          587
   Janus Aspen Series Capital Appreciation Portfolio            134,920      5.83 to 10.69          901
   Janus Aspen Series Flexible Income
   Portfolio--Service Class .............................         6,281     11.43 to 11.62           72
   Janus Aspen Series International Growth
   Portfolio--Service Class .............................        13,169     10.62 to 10.70          141
   Janus Aspen Series Worldwide Growth
   Portfolio--Institutional Class .......................       204,216       5.63 to 6.14        1,186
   Lord Abbett Bond-Debenture Portfolio--
   Class VC .............................................         6,246     12.25 to 12.56           77
   Lord Abbett Growth and Income Portfolio--Class
   VC ...................................................        37,685     10.57 to 10.83          405
   Lord Abbett Mid-Cap Value Portfolio--Class VC ........        29,990     11.04 to 12.08          343
   MFS Mid-Cap Growth Portfolio--Initial Class ..........        10,538               8.85           94
   MFS New Discovery Portfolio--Initial Class ...........         9,967      9.76 to 10.43           99
   MFS Total Return Portfolio--Initial Class ............        17,184     10.73 to 11.09          190
   MFS Utilities Portfolio--Initial Class ...............         4,595              11.72           54
   Oppenheimer Global Securities Portfolio--Service
   Class (5) ............................................           301              11.25            3

                                                                For the period ended December 31, 2003
                                                          --------------------------------------------------
                                                             Investment    Expense Ratio**   Total Return***
                                                               Income         Lowest to         Lowest to
                                                               Ratio*          Highest           Highest
                                                          --------------- ----------------- ----------------
   AIM V.I. Basic Value Fund--Series I (7) ..............        0.06%(+)         0.35 %(+)            9.30%
   AIM V.I. Financial Services Portfolio ................            0.67      0.35 to 0.65   28.70 to 29.02
   AIM V.I. Health Sciences Portfolio ...................            0.00              0.65            27.04
   AIM V.I. Mid Cap Core Equity Fund--Series I (8) ......            0.00           0.35(+)             6.80
   AIM V.I. Telecommunications Portfolio ................            0.00              0.65            33.39
   Alger American Balanced Portfolio--Class O ...........            1.62      0.35 to 0.65   18.33 to 18.63
   Alger American Mid Cap Growth Portfolio--
   Class O ..............................................            0.00      0.35 to 0.65   46.86 to 47.32
   Dreyfus Socially Responsible Growth
   Fund--Initial Class ..................................            0.13      0.35 to 0.75   25.17 to 25.63
   Dreyfus Stock Index Portfolio--Initial Class .........            1.55      0.35 to 0.75   27.36 to 27.92
   Dreyfus IP Small Cap Stock Index
   Portfolio--Service Class (9) .........................            0.00           0.35(+)             9.00
   EQ/Enterprise Equity Portfolio .......................            0.00      0.35 to 0.75   51.73 to 52.27
   EQ/Enterprise Equity Income Portfolio ................            1.57      0.35 to 0.75   25.79 to 26.18
   EQ/Enterprise Growth and Income Portfolio ............            1.09      0.35 to 0.75   26.66 to 27.15
   EQ/Enterprise Growth Portfolio (6)....................            0.46      0.35 to 0.75   16.12 to 16.49
   EQ/Enterprise High-Yield Portfolio ...................            2.56      0.35 to 0.75   21.75 to 22.29
   EQ/Enterprise International Growth Portfolio (6a).....            0.49      0.35 to 0.75   29.97 to 30.39
   EQ/Enterprise Managed Portfolio (6b)..................            1.19      0.35 to 0.75   20.09 to 20.52
   EQ/Enterprise Small Company Growth Portfolio .........            0.00      0.35 to 0.75   22.07 to 22.63
   EQ/Enterprise Small Company Value Portfolio ..........            0.11      0.35 to 0.75   36.39 to 37.06
   EQ/Enterprise Total Return Portfolio .................            3.06      0.35 to 0.65     4.91 to 5.26
   EQ/Enterprise Short Duration Bond Portfolio (1) ......         2.97(+)           0.35(+)             0.30
   EQ/MONY Government Securities Portfolio ..............            2.88      0.35 to 0.75     0.95 to 1.34
   EQ/MONY Intermediate Term Bond Portfolio .............            4.77      0.35 to 0.75     2.46 to 2.88
   EQ/MONY Long Term Bond Portfolio .....................            5.77      0.35 to 0.75     3.97 to 4.37
   Fidelity VIP Growth Portfolio--Service Class .........            0.18      0.35 to 0.75   31.73 to 32.39
   Fidelity VIP II Contrafund Portfolio--Service
   Class ................................................            0.33      0.35 to 0.75   27.37 to 27.84
   Fidelity VIP III Growth Opportunities
   Portfolio--Service Class .............................            0.56      0.35 to 0.75   28.65 to 29.27
   Franklin Income Securities Fund--Class 2 (2) .........            0.00           0.35(+)             8.50
   Franklin Rising Dividends Securities Fund--
   Class 2 (3) ..........................................            0.00           0.35(+)             7.30
   Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........            0.00           0.35(+)             0.50
   Janus Aspen Series Mid Cap Growth
   Portfolio--Institutional Class .......................            0.00      0.35 to 0.75   34.09 to 34.85
   Janus Aspen Series Balanced
   Portfolio--Institutional Class .......................            2.33      0.35 to 0.75   13.20 to 13.68
   Janus Aspen Series Capital Appreciation Portfolio                  .48      0.35 to 0.65   19.44 to 19.96
   Janus Aspen Series Flexible Income
   Portfolio--Service Class .............................            4.48      0.35 to 0.65     5.54 to 5.83
   Janus Aspen Series International Growth
   Portfolio--Service Class .............................            1.02      0.35 to 0.65   33.75 to 34.09
   Janus Aspen Series Worldwide Growth
   Portfolio--Institutional Class .......................            1.15      0.35 to 0.65   23.19 to 23.54
   Lord Abbett Bond-Debenture Portfolio--
   Class VC .............................................            5.56      0.35 to 0.65   17.27 to 17.56
   Lord Abbett Growth and Income Portfolio--Class
   VC ...................................................            1.00      0.35 to 0.65   30.17 to 30.66
   Lord Abbett Mid-Cap Value Portfolio--Class VC ........            0.78      0.35 to 0.65   24.04 to 24.41
   MFS Mid-Cap Growth Portfolio--Initial Class ..........            0.00              0.65            36.15
   MFS New Discovery Portfolio--Initial Class ...........            0.00      0.35 to 0.65   32.79 to 33.21
   MFS Total Return Portfolio--Initial Class ............            1.48      0.35 to 0.65   15.64 to 16.00
   MFS Utilities Portfolio--Initial Class ...............            2.35              0.65            35.02
   Oppenheimer Global Securities Portfolio--Service
   Class (5) ............................................            0.00          0.35 (+)            12.50

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                    At December 31, 2003
                                                        ---------------------------------------------
                                                                          Unit Value
                                                            Units          Lowest to      Net Assets
                                                         Outstanding        Highest         (000's)
                                                        ------------- ------------------ ------------
   Oppenheimer Main Street Portfolio--Service
   Class (2) ..........................................            86            $ 10.79           $1
   PBHG Mid-Cap Portfolio .............................        22,256     11.26 to 11.54          256
   PBHG Select Value Portfolio ........................         5,871               9.37           55
   PIMCO Global Bond Portfolio--Administrative
   Class ..............................................         9,312     12.97 to 13.53          123
   PIMCO Real Return Portfolio--Administrative
   Class ..............................................        34,773     11.93 to 12.45          427
   PIMCO StocksPLUS Growth and Income
   Portfolio--Administrative Class ....................        31,103     10.41 to 10.70          331
   UIF Emerging Markets Equity Portfolio--Class I .....         4,277     12.10 to 12.70           54
   UIF Global Value Equity Portfolio--Class I .........         1,988              10.59           21
   UIF U.S. Real Estate Portfolio--Class I ............        15,443     12.44 to 13.23          197

                                                            For the period ended December 31, 2003
                                                        ------------------------------------------------
                                                         Investment   Expense Ratio**    Total Return***
                                                           Income        Lowest to          Lowest to
                                                           Ratio*         Highest            Highest
                                                        ------------ ----------------- -----------------
   Oppenheimer Main Street Portfolio--Service
   Class (2) ..........................................        0.00%          0.35%(+)          7.90%
   PBHG Mid-Cap Portfolio .............................         0.00      0.35 to 0.65  33.41 to 33.89
   PBHG Select Value Portfolio ........................         3.01              0.65           17.42
   PIMCO Global Bond Portfolio--Administrative
   Class ..............................................         2.05      0.35 to 0.65  13.70 to 14.07
   PIMCO Real Return Portfolio--Administrative
   Class ..............................................         2.19      0.35 to 0.65    8.17 to 8.45
   PIMCO StocksPLUS Growth and Income
   Portfolio--Administrative Class ....................         2.33      0.35 to 0.65  29.54 to 29.96
   UIF Emerging Markets Equity Portfolio--Class I .....         0.00      0.35 to 0.65  48.71 to 49.20
   UIF Global Value Equity Portfolio--Class I .........         0.00              0.65           28.05
   UIF U.S. Real Estate Portfolio--Class I ............         0.00      0.35 to 0.65  36.67 to 37.00

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

   (+)  Annualized.

   (++) Amounts round to less than one thousand.

   (1) For the period November 3, 2003 (commencement of operations) through December 31, 2003.

   (2) For the period November 6, 2003 (commencement of operations) through December 31, 2003.

   (3) For the period November 20, 2003 (commencement of operations) through December 31, 2003.

   (4) For the period November 26, 2003 (commencement of operations) through December 31, 2003.

   (5) For the period October 7, 2003 (commencement of operations) through December 31, 2003.

   (6) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

   (6a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

   (6b) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

   (7) For the period October 20, 2003 (commencement of operations) through December 31, 2003.

   (8) For the period October 21, 2003 (commencement of operations) through December 31, 2003.

   (9) For the period October 30, 2003 (commencement of operations) through December 31, 2003.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                               At December 31, 2002        For the period ended December 31, 2002
                                                        ---------------------------------- ---------------------------------------
                                                                      Unit     Net Assets     Investment    Expense      Total
   Strategist Subaccounts                                 Units      Values      (000's)    Income Ratio*   Ratio**    Return***
   ----------------------                               --------- ----------- ------------ --------------- --------- -------------
   EQAT--MONY Funds
   EQ/MONY Intermediate Term Bond Subaccount ..........      544   $  28.59      $   16         2.91%        0.60%       8.67%
   EQ/MONY Long Term Bond Subaccount ..................      626      36.08          23         3.97         0.60       13.39

   MONY Equity Master Subaccounts
   ------------------------------
   EQAT--MONY Funds
   EQ/MONY Government Securities Subaccount ...........   22,488      13.68         308         2.82         0.75        5.80
   EQ/MONY Intermediate Term Bond Subaccount ..........   13,508      14.21         192         3.32         0.75        8.56
   EQ/MONY Long Term Bond Subaccount ..................   22,745      15.36         349         4.32         0.75       13.27
   EQAT Enterprise Funds
   EQ/Enterprise Equity Subaccount ....................  585,851       8.39       4,913         0.00         0.75      (29.91)
   EQ/Enterprise Small Company Value Subaccount .......  216,070      19.10       4,127         0.37         0.75      ( 9.91)

   MONY Equity Master Subaccounts
   ------------------------------
   Dreyfus
   Dreyfus Stock Index Subaccount .....................   26,426       6.14         162         1.42         0.75      (22.56)
   Dreyfus Socially Responsible Growth Subaccount .....      154       6.04           1         0.21         0.75      (29.52)

   EQAT--Enterprise Funds
   EQ/Enterprise Managed Subaccount ...................  652,248      10.60       6,916         0.95         0.75      (21.83)
   EQ/Enterprise International Growth Subaccount ......  133,659       7.94       1,061         0.68         0.75      (20.04)
   EQ/Enterprise High Yield Bond Subaccount ...........   51,078      12.37         632         8.66         0.75        0.73
   EQ/Enterprise Growth Subaccount ....................   33,150       6.45         214         0.41         0.75      (23.76)
   EQ/Enterprise Growth and Income Subaccount .........   68,556       6.34         435         1.22         0.75      (26.54)
   EQ/Enterprise Equity Income Subaccount .............      638       7.91           5         1.66         0.75      (15.40)
   EQ/Enterprise Small Company Growth Subaccount ......    3,613       7.93          29         0.00         0.75      (24.55)

   EQAT--MONY Funds
   EQ/MONY Intermediate Term Bond Subaccount ..........      295      26.31           8         5.27         0.60        7.87
   EQ/MONY Long Term Bond Subaccount ..................      478      31.82          15         5.16         0.60        5.68

   Fidelity Variable Insurance Products Funds
   VIP Growth Subaccount ..............................   35,429       5.20         184         0.13         0.75      (30.76)
   VIP II Contrafund Subaccount .......................   18,390       7.38         136         0.64         0.75      (10.11)
   VIP III Growth Opportunities Subaccount ............      251       7.19           2         0.80         0.75      (22.44)

   Janus Aspen Series
   Aggressive Growth Subaccount .......................      729       5.75           4         0.00         0.75      (28.48)
   Balanced Subaccount ................................    4,496       9.09          41         4.15         0.75      ( 7.15)
   Capital Appreciation Subaccount ....................   46,743       5.41         253         0.60         0.75      (16.25)
   Worldwide Growth Subaccount ........................   51,123       4.57         234         1.00         0.75      (26.17)

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                                      For the period ended December 31,
                                                          At December 31, 2001                       2001
                                                    -------------------------------- ------------------------------------
                                                                Unit     Net Assets     Investment    Expense     Total
   Strategist Subaccounts                            Units     Values      (000's)    Income Ratio*   Ratio**   Return***
   ----------------------                           -------   --------  ------------ --------------- --------- ----------
   EQAT -- MONY Funds
   EQ/MONY Intermediate Term Bond Subaccount ......   295    $  26.31       $ 8          5.27%          0.60%     7.87%
   EQ/MONY Long Term Bond Subaccount ..............   478       31.82        15          5.16           0.60      5.68

                                                                   At December 31, 2001
                                                            -----------------------------------
                                                                         Unit      Net Assets
   MONY Equity Master Subaccounts                             Units     Values       (000's)
   ------------------------------                           --------- ---------- --------------
   Dreyfus
   Dreyfus Stock Index Subaccount .........................   19,709   $  7.96       $ 157
   Dreyfus Socially Responsible Growth Subaccount (4) .....       44      8.57           0 (+++)

   EQAT--Enterprise Funds
   EQ/Enterprise Equity Subaccount ........................  532,023     11.97       6,370
   EQ/Enterprise Small Company Value Subaccount ...........  204,616     21.20       4,339
   EQ/Enterprise Managed Subaccount .......................  631,443     13.56       8,562
   EQ/Enterprise International Growth Subaccount ..........  117,820      9.93       1,170
   EQ/Enterprise High Yield Bond Subaccount ...............   48,673     12.28         598
   EQ/Enterprise Growth Subaccount ........................   28,653      8.46         243
   EQ/Enterprise Growth and Income Subaccount .............   65,041      8.63         561
   EQ/Enterprise Equity Income Subaccount (1) .............      231      9.35           2
   EQ/Enterprise Small Company Growth
   Subaccount (2) .........................................      476     10.51           5

   EQAT--MONY Funds
   EQ/MONY Government Securities Subaccount ...............   16,863     12.93         218
   EQ/MONY Intermediate Term Bond Subaccount ..............    9,128     13.09         119
   EQ/MONY Long Term Bond Subaccount ......................   21,528     13.56         292

   Fidelity Variable Insurance Products Funds
   VIP Growth Subaccount ..................................   26,701      7.51         200
   VIP II Contrafund Subaccount ...........................   13,866      8.21         114
   VIP III Growth Opportunities Subaccount (4) ............      199      9.27           2

   Janus Aspen Series
   Aggressive Growth Subaccount (4) .......................      413      8.04           3
   Balanced Subaccount (3) ................................    1,435      9.79          14
   Capital Appreciation Subaccount ........................   39,919      6.46         258
   Worldwide Growth Subaccount ............................   38,546      6.19         238

                                                               For the period ended December 31, 2001
                                                            ---------------------------------------------
                                                               Investment       Expense         Total
   MONY Equity Master Subaccounts                             Income Ratio*     Ratio**       Return***
   ------------------------------                           ---------------- ------------- --------------
   Dreyfus
   Dreyfus Stock Index Subaccount .........................      0.51 %           0.75 %       (12.91)%
   Dreyfus Socially Responsible Growth Subaccount (4) .....      0.00 (+)         0.75 (+)     (14.30)

   EQAT--Enterprise Funds
   EQ/Enterprise Equity Subaccount ........................      0.00             0.75         (19.45)
   EQ/Enterprise Small Company Value Subaccount ...........      0.26             0.75           4.33
   EQ/Enterprise Managed Subaccount .......................      2.19             0.75         (11.83)
   EQ/Enterprise International Growth Subaccount ..........      0.68             0.75         (28.41)
   EQ/Enterprise High Yield Bond Subaccount ...............      8.85             0.75           5.14
   EQ/Enterprise Growth Subaccount ........................      0.48             0.75         (13.23)
   EQ/Enterprise Growth and Income Subaccount .............      0.89             0.75         (12.56)
   EQ/Enterprise Equity Income Subaccount (1) .............      1.66 (+)         0.75 (+)      (6.50)
   EQ/Enterprise Small Company Growth
   Subaccount (2) .........................................      0.00 (+)         0.75 (+)       5.10

   EQAT--MONY Funds
   EQ/MONY Government Securities Subaccount ...............      4.35             0.75           5.81
   EQ/MONY Intermediate Term Bond Subaccount ..............      4.84             0.75           7.74
   EQ/MONY Long Term Bond Subaccount ......................      4.92             0.75           5.53

   Fidelity Variable Insurance Products Funds
   VIP Growth Subaccount ..................................      0.00             0.75         (18.37)
   VIP II Contrafund Subaccount ...........................      0.59             0.75         (13.03)
   VIP III Growth Opportunities Subaccount (4) ............      0.00 (+)         0.75 (+)     ( 7.30)

   Janus Aspen Series
   Aggressive Growth Subaccount (4) .......................      0.00 (+)         0.75 (+)     (19.60)
   Balanced Subaccount (3) ................................      4.93 (+)         0.75 (+)      (2.10)
   Capital Appreciation Subaccount ........................      1.34             0.75         (22.36)
   Worldwide Growth Subaccount ............................      0.53             0.75         (23.01)

   -----------------------------

   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)  Annualized.

   (+++)Amounts round to less than one thousand.

   (1) For the period June 19, 2001 (commencement of operations) through December 31, 2001.

   (2) For the period August 8, 2001 (commencement of operations) through December 31, 2001.

   (3) For the period June 13, 2001 (commencement of operations) through December 31, 2001.

   (4) For the period May 15, 2001 (commencement of operations) through December 31, 2001.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                               At December 31, 2002
                                                        ----------------------------------
                                                                      Unit     Net Assets
   MONY Custom Equity Master Subaccounts                   Units     Values      (000's)
   -------------------------------------                ---------- ---------- ------------
   Alger American Fund
   Mid Cap Growth Subaccount (2) ......................    1,148    $  7.64       $   9

   Dreyfus
   Dreyfus Stock Index Subaccount .....................  119,048       6.34         755
   Dreyfus Socially Responsible Growth Subaccount .....   19,929       4.97          99

   EQAT--Enterprise Funds
   EQ/Enterprise Equity Subaccount ....................  132,826       4.82         641
   EQ/Enterprise Small Company Value Subaccount .......   38,844      10.00         389
   EQ/Enterprise Managed Subaccount ...................   46,292       7.19         333
   EQ/Enterprise International Growth Subaccount ......   22,624       5.22         118
   EQ/Enterprise High Yield Bond Subaccount ...........   15,634      10.50         164
   EQ/Enterprise Growth Subaccount ....................  105,572       6.46         682
   EQ/Enterprise Growth and Income Subaccount .........   81,345       6.51         530
   EQ/Enterprise Small Company Growth Subaccount ......   42,606       7.36         313
   EQ/Enterprise Equity Income Subaccount .............   15,612       7.85         123
   EQ/Enterprise Total Return Subaccount (1) ..........       21      10.46           0

   EQAT--MONY Funds
   EQ/MONY Intermediate Term Bond Subaccount ..........   11,293      12.37         140
   EQ/MONY Long Term Bond Subaccount ..................   12,772      13.21         169
   EQ/MONY Government Securities Subaccount ...........   17,384      12.31         214

   Fidelity Variable Insurance Products Funds
   VIP Growth Subaccount ..............................   79,727       5.09         406
   VIP II Contrafund Subaccount .......................   49,502       7.55         374
   VIP III Growth Opportunities Subaccount ............   13,189       6.14          81

   Janus Aspen Series
   Aggressive Growth Subaccount .......................  141,118       3.18         449
   Balanced Subaccount ................................   38,530       8.72         336
   Capital Appreciation Subaccount ....................   60,226       5.46         329
   Worldwide Growth Subaccount ........................  103,472       4.73         490

   Lord Abbett Series Funds
   Growth and Income Subaccount (3) ...................    1,005       8.32           8
   Mid-Cap Value Subaccount (2) .......................    3,695       8.69          32

   PIMCO Variable Insurance Trust
   Global Bond Subaccount (3) .........................    1,866      11.33          21
   Real Return Subaccount (2) .........................    4,960      11.20          56

   The Universal Institutional Funds, Inc.
   U.S. Real Estate Subaccount (3) ....................    1,536       9.08          14

                                                           For the period ended December 31, 2002
                                                        ---------------------------------------------
                                                           Investment       Expense         Total
   MONY Custom Equity Master Subaccounts                  Income Ratio*     Ratio**       Return***
   -------------------------------------                ---------------- ------------- --------------
   Alger American Fund
   Mid Cap Growth Subaccount (2) ......................       0.00%         0.35%(+)       (23.60)%

   Dreyfus
   Dreyfus Stock Index Subaccount .....................       0.92          0.35           (22.78)
   Dreyfus Socially Responsible Growth Subaccount .....       0.18          0.35           (29.40)

   EQAT--Enterprise Funds
   EQ/Enterprise Equity Subaccount ....................       0.00          0.35           (29.84)
   EQ/Enterprise Small Company Value Subaccount .......       0.26          0.35            (9.75)
   EQ/Enterprise Managed Subaccount ...................       0.66          0.35           (21.59)
   EQ/Enterprise International Growth Subaccount ......       0.46          0.35           (19.94)
   EQ/Enterprise High Yield Bond Subaccount ...........       5.40          0.35             0.96
   EQ/Enterprise Growth Subaccount ....................       0.27          0.35           (23.74)
   EQ/Enterprise Growth and Income Subaccount .........       0.81          0.35           (26.36)
   EQ/Enterprise Small Company Growth Subaccount ......       0.00          0.35           (24.36)
   EQ/Enterprise Equity Income Subaccount .............       0.84          0.35           (15.23)
   EQ/Enterprise Total Return Subaccount (1) ..........       1.92 (+)      0.35 (+)         4.60

   EQAT--MONY Funds
   EQ/MONY Intermediate Term Bond Subaccount ..........       2.26          0.35             8.70
   EQ/MONY Long Term Bond Subaccount ..................       2.50          0.35            13.39
   EQ/MONY Government Securities Subaccount ...........       1.41          0.35             5.94

   Fidelity Variable Insurance Products Funds
   VIP Growth Subaccount ..............................       0.08          0.35           (30.56)
   VIP II Contrafund Subaccount .......................       0.40          0.35            (9.90)
   VIP III Growth Opportunities Subaccount ............       0.47          0.35           (22.38)

   Janus Aspen Series
   Aggressive Growth Subaccount .......................       0.00          0.35           (28.38)
   Balanced Subaccount ................................       1.71          0.35            (6.94)
   Capital Appreciation Subaccount ....................       0.38          0.35           (16.13)
   Worldwide Growth Subaccount ........................       0.64          0.35           (25.98)

   Lord Abbett Series Funds
   Growth and Income Subaccount (3) ...................       0.92 (+)      0.35 (+)       (16.80)
   Mid-Cap Value Subaccount (2) .......................       0.77 (+)      0.35 (+)       (13.10)

   PIMCO Variable Insurance Trust
   Global Bond Subaccount (3) .........................       1.42 (+)      0.35 (+)        13.30
   Real Return Subaccount (2) .........................       2.16 (+)      0.35 (+)        12.00

   The Universal Institutional Funds, Inc.
   U.S. Real Estate Subaccount (3) ....................       4.42 (+)      0.35 (+)        (9.20)

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                              At December 31, 2001        For the period ended December 31, 2001
                                                        -------------------------------- ----------------------------------------
                                                                    Unit     Net Assets     Investment    Expense       Total
   MONY Custom Equity Master Subaccounts                  Units    Values      (000's)    Income Ratio*   Ratio**     Return***
   -------------------------------------                -------- ---------- ------------ --------------- --------- --------------
   Dreyfus
   Dreyfus Stock Index Subaccount .....................  78,584   $  8.21       $645           1.28%        0.35%       (12.57)%
   Dreyfus Socially Responsible Growth Subaccount .....  11,748      7.04         83           0.09         0.35        (22.89)

   EQAT--Enterprise Funds
   EQ/Enterprise Equity Subaccount ....................  93,665      6.87        643           0.00         0.35        (19.08)
   EQ/Enterprise Small Company Value Subaccount .......  22,978     11.08        255           0.31         0.35          4.82
   EQ/Enterprise Managed Subaccount ...................  31,845      9.17        292           2.72         0.35        (11.49)
   EQ/Enterprise International Growth Subaccount ......  14,206      6.52         93           0.82         0.35        (28.04)
   EQ/Enterprise High Yield Bond Subaccount ...........   7,695     10.40         80           8.81         0.35          5.48
   EQ/Enterprise Growth Subaccount ....................  70,201      8.47        594           0.56         0.35        (12.86)
   EQ/Enterprise Growth and Income Subaccount .........  53,806      8.84        476           1.16         0.35        (12.21)
   EQ/Enterprise Small Company Growth Subaccount ......  29,439      9.73        287           0.00         0.35        ( 4.23)
   EQ/Enterprise Equity Income Subaccount .............   9,356      9.26         87           1.30         0.35        (11.05)

   EQAT--MONY Funds
   EQ/MONY Intermediate Term Bond Subaccount ..........   5,383     11.38         61           2.71         0.35          8.17
   EQ/MONY Long Term Bond Subaccount ..................   5,166     11.65         60           3.22         0.35          5.91
   EQ/MONY Government Securities Subaccount ...........   7,316     11.62         85           1.52         0.35          6.22

   Fidelity Variable Insurance Products Funds
   VIP Growth Subaccount ..............................  57,776      7.33        423           0.00         0.35        (18.01)
   VIP II Contrafund Subaccount .......................  37,789      8.38        317           0.51         0.35        (12.62)
   VIP III Growth Opportunities Subaccount ............   8,012      7.91         63           0.16         0.35        (14.76)

   Janus Aspen Series
   Aggressive Growth Subaccount .......................  90,311      4.44        401           0.00         0.35        (39.76)
   Balanced Subaccount ................................  26,527      9.37        249           3.19         0.35        ( 5.07)
   Capital Appreciation Subaccount ....................  46,253      6.51        301           1.41         0.35        (21.94)
   Worldwide Growth Subaccount ........................  71,160      6.39        455           0.59         0.35        (22.73)

   -----------------------------

   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)  Annualized

   (1) For the period June 12, 2002 (commencement of operations) through December 31, 2002

   (2) For the period May 6, 2002 (commencement of operations) through December 31, 2002

   (3) For the period May 31, 2002 (commencement of operations) through December 31, 2002

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                             At December 31, 2002        For the period ended December 31, 2002
                                                       --------------------------------- ---------------------------------------
                                                                    Unit     Net Assets     Investment    Expense      Total
MONY Variable Universal Life Subaccounts                 Units     Values      (000's)    Income Ratio*   Ratio**    Return***
----------------------------------------               --------- ---------- ------------ --------------- --------- -------------
Alger American Fund
Balanced Subaccount (1) ..............................   3,008    $  9.11       $ 27           0.84%        0.65%       (8.90)%
Mid Cap Growth Subaccount (2) ........................   5,358       7.57         41           0.00         0.65       (24.30)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...........   2,679       8.53         23           1.88         0.65       (14.70)
EQ/Enterprise Growth and Income Subaccount (4) .......   8,201       7.92         65           2.01         0.65       (20.80)
EQ/Enterprise Growth Subaccount (4) ..................  13,686       8.00        109           0.61         0.65       (20.00)
EQ/Enterprise Managed Subaccount (5) .................   1,521       8.35         13           1.58         0.65       (16.50)

EQ/Enterprise Small Company Growth
Subaccount (4) .......................................   6,471       8.05         52           0.00         0.65       (19.50)
EQ/Enterprise Small Company Value Subaccount (4) .....  10,407       9.34         97           0.67         0.65        (6.60)
EQ/Enterprise Total Return Bond Subaccount (9) .......   3,459      10.60         37           3.52         0.65         6.00

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (1) .........   9,287      10.51         98           0.12         0.65         5.10
EQ/MONY Long Term Bond Subaccount (5) ................   4,206      11.09         47           0.05         0.65        10.90

INVESCO Variable Investment Funds
Financial Services Subaccount (4) ....................     925       8.71          8           1.44         0.65       (12.90)
Health Sciences Subaccount (4) .......................   2,467       8.10         20           0.00         0.65       (19.00)
Telecommunications Subaccount (3) ....................   1,132       6.38          7           0.00         0.65       (36.20)

Janus Aspen Series
Capital Appreciation Subaccount (5) ..................   1,990       8.95         18           0.45         0.65       (10.50)
Flexible Income Subaccount (1) .......................   2,536      10.83         27           4.92         0.65         8.30
International Growth Subaccount (1) ..................   6,455       8.00         52           0.97         0.65       (20.00)

Lord Abbett Series Funds
Bond Debenture Subaccount (1) ........................   2,017      10.71         22           3.98         0.65         7.10
Growth and Income Subaccount (6) .....................   7,720       8.11         63           1.31         0.65       (18.90)
Mid-Cap Value Subaccount (7) .........................   3,087       8.90         27           1.52         0.65       (11.00)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (3) ........................   4,315       6.50         28           0.00         0.65       (35.00)
New Discovery Subaccount (3) .........................   3,522       7.35         26           0.00         0.65       (26.50)
Total Return Subaccount (4) ..........................   6,621       9.59         64           0.51         0.65        (4.10)
Utilities Subaccount (3) .............................     967       8.68          8           1.80         0.65       (13.20)

PBHG Insurance Series Fund
Mid-Cap Value Subaccount (4) .........................   7,346       8.65         64           0.00         0.65       (13.50)
Select Value Subaccount (4) ..........................   2,063       7.98         16           1.85         0.65       (20.20)

PIMCO Variable Insurance Trust
Global Bond Subaccount (5) ...........................   2,562      11.90         31           2.68         0.65        19.00
Real Return Subaccount (7) ...........................   5,050      11.51         58           4.48         0.65        15.10
StocksPlus Growth and Income Subaccount (5) ..........  14,127       8.26        117           3.37         0.65       (17.40)

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (3) ...............   2,063       8.54         18           0.00         0.65       (14.60)
Global Value Equity Subaccount (8) ...................     462       8.27          4           2.47         0.65       (17.30)
U.S. Real Estate Subaccount (2) ......................   4,010       9.68         39           7.04         0.65        (3.20)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)  Annualized

   (1) For the period February 21, 2002 (commencement of operations) through December 31, 2002

   (2) For the period February 26, 2002 (commencement of operations) through December 31, 2002

   (3) For the period February 15, 2002 (commencement of operations) through December 31, 2002

   (4) For the period February 8, 2002 (commencement of operations) through December 31, 2002

   (5) For the period February 22, 2002 (commencement of operations) through December 31, 2002

   (6) For the period February 27, 2002 (commencement of operations) through December 31, 2002

   (7) For the period March 1, 2002 (commencement of operations) through December 31, 2002

   (8) For the period February 28, 2002 (commencement of operations) through December 31, 2002

   (9) For the period March 5, 2002 (commencement of operations) through December 31, 2002

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:


                                                                At December 31, 2002       For the period ended December 31, 2002
                                                           ------------------------------- --------------------------------------
                                                                      Unit     Net Assets     Investment      Expense     Total
MONY Survivorship Variable Universal Life Subaccounts       Units    Values      (000's)    Income Ratio*+   Ratio**+   Return***
-----------------------------------------------------      ------- ---------- ------------ ---------------- ---------- ----------
Alger American Fund
Balanced Subaccount (1) ..................................    528   $  9.02        $ 5          1.46%          0.35%       (9.80)%
Mid-Cap Growth Subaccount (2) ............................  1,110      7.46          8          0.00           0.35       (25.40)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...............    816      8.88          7          2.55           0.35       (11.20)
EQ/Enterprise Growth and Income Subaccount (4) ...........    809      7.91          6          2.18           0.35       (20.90)
EQ/Enterprise Growth Subaccount (5) ......................    319      9.44          3          1.75           0.35       ( 5.60)
EQ/Enterprise Small Company Growth Subaccount (2) ........  2,865      7.73         22          0.00           0.35       (22.70)
EQ/Enterprise Small Company Value Subaccount (1) .........    747      8.50          6          0.89           0.35       (15.00)

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (6) .............  1,509     10.46         16          0.00           0.35         4.60
EQ/MONY Long Term Bond Subaccount (8) ....................      0     10.76          0          0.00           0.35         7.60

AIM Variable Insurance Fund
Financial Services Subaccount (2) ........................    786      8.34          7          1.16           0.35       (16.60)

Janus Aspen Series
Capital Appreciation Subaccount (2) ......................  1,112      8.74         10          0.51           0.35       (12.60)
Flexible Income Subaccount (1) ...........................    319     10.98          4          3.15           0.35         9.80
International Growth Subaccount (6) ......................    275      7.92          2          1.19           0.35       (20.80)

Lord Abbett Series Funds
Bond Debenture Subaccount (7) ............................     89     10.42          1          6.65           0.35         4.20
Growth and Income Subaccount (1) .........................    708      8.09          6          1.05           0.35       (19.10)
Mid-Cap Value Subaccount (7) .............................    501      9.71          5          1.63           0.35       ( 2.90)

MFS Variable Insurance Trust
New Discovery Subaccount (6) .............................  1,203      7.83          9          0.00           0.35       (21.70)
Total Return Subaccount (2) ..............................    965      9.25          9          0.00           0.35       ( 7.50)

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (2) ...................    874      8.11          7          0.00           0.35       (18.90)
U.S. Real Estate Subaccount (6) ..........................  1,667      9.08         15          7.60           0.35       ( 9.20)

PBHG Insurance Series Funds
Mid Cap Value Subaccount (6) .............................  1,672      8.41         14          0.00           0.35       (15.90)
Select Value Subaccount (8) ..............................      0     10.18          0          0.00           0.35         1.80

PIMCO Variable Insurance Trust
Global Bond Subaccount (6) ...............................    456     11.37          5          2.73           0.35        13.70
Real Return Subaccount (1) ...............................  2,219     11.51         26          3.94           0.35        15.10
StocksPlus Growth and Income Subaccount (1) ..............  2,168      8.01         17          3.31           0.35       (19.90)

-----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   **** Commencement of operations

   (+)  Annualized

   (1)  For the period April 3, 2002**** through December 31, 2002

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   (2)  For the period May 2, 2002**** through December 31, 2002

   (3)  For the period July 5, 2002**** through December 31, 2002

   (4)  For the period May 5, 2002**** through December 31, 2002

   (5)  For the period September 10, 2002**** through December 31, 2002

   (6)  For the period May 29, 2002**** through December 31, 2002

   (7)  For the period August 21, 2002**** through December 31, 2002

   (8)  For the period August 5, 2002**** through December 31, 2002

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                At December 31, 2002
                                                          --------------------------------
                                                                      Unit     Net Assets
MONY Custom Estate Master Subaccounts                       Units    Values      (000's)
-------------------------------------                     -------- ---------- ------------
Dreyfus
Dreyfus Stock Index Subaccount ..........................  15,730   $  6.34      $100
Dreyfus Socially Responsible Growth Fund Subaccount .....   3,895      4.76        19

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .........................  11,200      5.72        64
EQ/Enterprise Small Company Value Subaccount ............   6,299      9.53        60
EQ/Enterprise Managed Subaccount ........................   2,740      6.97        19
EQ/Enterprise International Growth Subaccount ...........   5,517      4.87        27
EQ/Enterprise High Yield Bond Subaccount ................   1,888     10.23        19
EQ/Enterprise Growth Subaccount .........................  13,466      6.43        87
EQ/Enterprise Growth and Income Subaccount ..............   2,309      6.41        15
EQ/Enterprise Small Company Growth Subaccount ...........   3,764      7.38        28
EQ/Enterprise Equity Income Subaccount ..................   1,808      8.25        15
EQ/Enterprise Total Return Subaccount (1) ...............      13     10.45         0 (++)

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ...............      79     11.46         1
EQ/MONY Long Term Bond Subaccount .......................   1,639     12.79        21
EQ/MONY Government Securities Subaccount ................   1,078     11.06        12

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...................................  15,240      5.28        81
VIP II Contrafund Subaccount ............................   7,909      7.40        58
VIP III Growth Opportunities Subaccount .................   3,204      5.74        18

Janus Aspen Series
Aggressive Growth Subaccount ............................  14,864      2.64        39
Balanced Subaccount .....................................   5,897      8.92        53
Capital Appreciation Subaccount .........................   9,317      4.86        45
Worldwide Growth Subaccount .............................  16,837      4.97        84

Lord Abbett Series Funds
Growth and Income Subaccount (1) ........................      15      8.56         0 (++)

PIMCO Variable Insurance Trust
Real Return Subaccount (1) ..............................       8     11.00         0 (++)

                                                           For the period ended December 31, 2002
                                                          -----------------------------------------
                                                             Investment     Expense       Total
MONY Custom Estate Master Subaccounts                      Income Ratio*    Ratio**     Return***
-------------------------------------                     --------------- ---------- --------------
Dreyfus
Dreyfus Stock Index Subaccount ..........................      1.45%        0.35%       (22.68)%
Dreyfus Socially Responsible Growth Fund Subaccount .....      0.31         0.35        (29.17)

EQAT--Enterprise Fund
EQ/Enterprise Equity Subaccount .........................      0.00         0.35        (29.64)
EQ/Enterprise Small Company Value Subaccount ............      0.40         0.35         (9.58)
EQ/Enterprise Managed Subaccount ........................      0.86         0.35        (21.50)
EQ/Enterprise International Growth Subaccount ...........      0.61         0.35        (19.64)
EQ/Enterprise High Yield Bond Subaccount ................      8.60         0.35          1.09
EQ/Enterprise Growth Subaccount .........................      0.44         0.35        (23.45)
EQ/Enterprise Growth and Income Subaccount ..............      1.32         0.35        (26.24)
EQ/Enterprise Small Company Growth Subaccount ...........      0.00         0.35        (24.23)
EQ/Enterprise Equity Income Subaccount ..................      1.15         0.35        (15.04)
EQ/Enterprise Total Return Subaccount (1) ...............      3.35 (+)     0.35 (+)      4.50

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ...............      3.33         0.35          8.94
EQ/MONY Long Term Bond Subaccount .......................      4.58         0.35         13.59
EQ/MONY Government Securities Subaccount ................      2.68         0.35          6.24

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...................................      0.12         0.35        (30.53)
VIP II Contrafund Subaccount ............................      0.70         0.35        ( 9.65)
VIP III Growth Opportunities Subaccount .................      0.85         0.35        (22.22)

Janus Aspen Series
Aggressive Growth Subaccount ............................      0.00         0.35        (28.26)
Balanced Subaccount .....................................      2.80         0.35        ( 6.79)
Capital Appreciation Subaccount .........................      0.59         0.35        (15.92)
Worldwide Growth Subaccount .............................      1.04         0.35        (25.71)
Lord Abbett Series Funds
Growth and Income Subaccount (1) ........................      1.94 (+)     0.35 (+)    (14.40)

PIMCO Variable Insurance Trust
Real Return Subaccount (1) ..............................      2.88 (+)     0.35 (+)     10.00

-----------------------------
   (+)  Annualized

   (++) Amounts round to less than one thousand

   (1) For the period June 17, 2002 (commencement of operations) through December 31, 2002.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Concluded)

6. Financial Highlights (Concluded)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                             At December 31, 2001        For the period ended December 31, 2001
                                                       -------------------------------- -----------------------------------------
                                                                   Unit     Net Assets     Investment     Expense       Total
MONY Custom Estate Master Subaccounts                    Units    Values      (000's)    Income Ratio*    Ratio**     Return***
-------------------------------------                  -------- ---------- ------------ --------------- ---------- --------------
Dreyfus
Dreyfus Stock Index Subaccount .......................  10,189   $  8.20        $84          0.49%         0.35%      (12.49)%
Dreyfus Socially Responsible Growth Subaccount . .....   2,190      6.72         15          0.10          0.35       (22.94)

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ......................   6,726      8.13         55          0.00          0.35       (19.10)
EQ/Enterprise Small Company Value Subaccount .........   4,236     10.54         45          0.30          0.35         4.88
EQ/Enterprise Managed Subaccount .....................   1,617      8.88         14          2.76          0.35       (11.38)
EQ/Enterprise International Growth Subaccount ........   4,047      6.06         25          0.71          0.35       (28.11)
EQ/Enterprise High Yield Bond Subaccount .............   1,004     10.12         10          8.79          0.35         5.53
EQ/Enterprise Growth Subaccount ......................   7,125      8.40         60          0.51          0.35       (12.86)
EQ/Enterprise Growth and Income Subaccount ...........   3,587      8.69         31          1.09          0.35       (12.13)
EQ/Enterprise Small Company Growth Subaccount ........   2,949      9.74         29          0.00          0.35        (4.23)
EQ/Enterprise Equity Income Subaccount ...............   1,282      9.71         12          0.81          0.35       (11.08)

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............      93     10.52          1          0.00 (+)      0.35 (+)     5.20
EQ/MONY Long Term Bond Subaccount ....................   1,011     11.26         11          5.15          0.35         5.93
EQ/MONY Government Securities Subaccount .............     434     10.41          5          0.60 (+)      0.35 (+)     4.10

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................   9,189      7.60         70          0.00          0.35       (18.02)
VIP II Contrafund Subaccount .........................   5,132      8.19         42          0.56          0.35       (12.69)
VIP III Growth Opportunities Subaccount ..............   2,459      7.38         18          0.17          0.35       (14.78)

Janus Aspen Series
Aggressive Growth Subaccount .........................   9,449      3.68         35          0.00          0.35       (39.67)
Balanced Subaccount ..................................   3,671      9.57         35          3.12          0.35        (4.97)
Capital Appreciation Subaccount ......................   7,623      5.78         44          1.57          0.35       (22.00)
Worldwide Growth Subaccount ..........................  10,066      6.69         67          0.64          0.35       (22.75)

s-----------------------------
   (+)  Annualized

   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company at December 31, 2005 and December 31, 2004, and the results of its operations and its cash flows for the year ended December 31, 2005 and the six months ended December 31, 2004 (Successor) and the six months ended June
30, 2004 and the year ended December 31, 2003 (Predecessor) in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the financial statements, in 2004, MONY Life Insurance Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 12, 2006

                           MONY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                                    2005              2004
                                                                                              ----------------- -----------------
                                                                                                        (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............................. $       8,635.3   $        8,380.0
   Mortgage loans on real estate.............................................................         1,467.9            1,777.9
   Policy loans..............................................................................         1,122.3            1,136.6
   Real estate held for the production of income.............................................           139.6              147.9
   Other invested assets.....................................................................           639.2              656.5
                                                                                              ----------------- -----------------
          Total investments..................................................................        12,004.3           12,098.9
Cash and cash equivalents....................................................................           471.1              508.0
Amounts due from reinsurers..................................................................           919.6              796.0
Deferred policy acquisition costs............................................................           191.9               71.0
Other intangible assets, net.................................................................           103.0              137.3
Value of business acquired...................................................................           734.3              764.8
Income taxes receivable......................................................................            26.5               80.0
Other assets.................................................................................           212.7              284.6
Separate Accounts' assets....................................................................         4,461.7            4,852.3
                                                                                              ----------------- -----------------

TOTAL ASSETS................................................................................. $      19,125.1   $       19,592.9
                                                                                              ================= =================

LIABILITIES
Future policy benefits and other policyholders liabilities................................... $       8,679.4   $        8,695.4
Policyholders' account balances..............................................................         3,562.4            3,580.3
Other liabilities............................................................................           688.1              743.9
Long-term debt...............................................................................           216.9              216.9
Separate Accounts' liabilities...............................................................         4,461.7            4,852.3
                                                                                              ----------------- -----------------
       Total liabilities.....................................................................        17,608.5           18,088.8
                                                                                              ----------------- -----------------

Commitments and contingencies (Notes 10, 11, 13, 16, 17, 18, 19 and 20)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 2.5 million shares authorized, 2.5 million issued and
   outstanding...............................................................................             2.5                2.5
Capital in excess of par value...............................................................         1,769.7            1,868.6
Accumulated deficit..........................................................................          (243.3)            (407.1)
Accumulated other comprehensive (loss) income................................................           (12.3)              40.1
                                                                                              ----------------- -----------------
       Total shareholder's equity............................................................         1,516.6            1,504.1
                                                                                              ----------------- -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY................................................... $      19,125.1     $     19,592.9
                                                                                              ================= =================

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                          YEAR         Six Months      Six Months         Year
                                                                         ENDED           Ended            Ended           Ended
                                                                      DECEMBER 31,    December 31,      June 30,       December 31,
                                                                          2005            2004            2004            2003
                                                                    ---------------  ---------------  --------------  --------------
                                                                      (SUCCESSOR)     (Successor)      (Predecessor)  (Predecessor)
                                                                                             (IN MILLIONS)

REVENUES
Premiums........................................................... $      555.2       $    369.3     $    346.9       $    723.7
Universal life and investment-type product policy fee income.......        200.8            101.8          107.5            210.9
Net investment income..............................................        679.7            307.7          351.7            724.2
Investment gains (losses), net.....................................          1.7             14.4           (5.1)            46.4
Commissions, fees and other income.................................        200.9            113.5          106.2            208.1
                                                                    -------------- ----------------- ---------------- -------------
              Total revenues.......................................      1,638.3            906.7          907.2          1,913.3
                                                                    -------------- ----------------- ---------------- -------------

BENEFITS AND OTHER DEDUCTIONS

Policyholders' benefits............................................        807.1            508.5          496.8          1,065.8
Interest credited to policyholders' account balances...............        141.4             73.6           77.5            139.4
Compensation and benefits..........................................        118.5             78.9          104.0            197.4
Commissions........................................................        206.0            121.3          122.2            226.7

Amortization of deferred sales commissions.........................          0.6              0.1            6.4             13.3
Interest expense...................................................         18.8              9.5            9.5             19.1
Amortization of deferred policy acquisition costs and value of
   business acquired...............................................         71.6             62.2           68.3            120.0
Capitalization of deferred policy acquisition costs ...............       (136.7)          (100.2)        (113.7)          (233.7)
Amortization of other intangible assets............................         10.4              7.6            1.5              3.1
Impairment of goodwill.............................................         -               425.8            -                -
Rent expense.......................................................         28.9             11.8           16.6             33.5
Other operating costs and expenses.................................        108.3            101.3          149.2            257.9
                                                                    -------------- ----------------- ---------------- --------------

          Total benefits and other deductions......................      1,374.9          1,300.4          938.3          1,842.5
                                                                    -------------- ----------------- ---------------- --------------

Earnings (loss) before income taxes and cumulative effect of
   accounting change...............................................        263.4           (393.7)         (31.1)            70.8
Income tax (expense) benefit.......................................        (99.6)           (13.4)           9.3            (20.5)
                                                                    -------------- ----------------- ---------------- --------------
                                                                           163.8           (407.1)         (21.8)            50.3
Net earnings (loss) before cumulative effect of accounting change..
Earnings from real estate to be disposed of, net of income taxes...         -                -               -                5.9
Cumulative effect of accounting change, net of income taxes........         -                -               4.0              -
                                                                    -------------- ----------------- ---------------- --------------
Net Earnings (Loss)................................................ $      163.8       $   (407.1)    $    (17.8)      $     56.2
                                                                    ============== ================= ================ ==============

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                     RETAINED       ACCUMULATED
                                                                     CAPITAL         EARNINGS/         OTHER             TOTAL
                                                     COMMON         IN EXCESS      (ACCUMULATED    COMPREHENSIVE     SHAREHOLDER'S
                                                      STOCK          OF PAR          DEFICIT)      INCOME (LOSS)         EQUITY
                                                 -------------- ---------------- ---------------- ----------------- ----------------
                                                                                  (IN MILLIONS)

PREDECESSOR BALANCE, JANUARY 1, 2003 .........       $    2.5       $  1,753.6      $  137.8        $   80.0        $  1,973.9
Unamortized restricted stock compensation ....            -                3.1           -               -                 3.1
Dividends ....................................            -                -           (25.0)            -               (25.0)
Capital contributions ........................            -               40.0           -               -                40.0
Comprehensive income:
      Net earnings ...........................            -                -            56.2             -                56.2
      Other comprehensive loss ...............            -                -             -             (10.4)            (10.4)
      Minimum pension liability ..............            -                -             -               1.2               1.2
                                                                                                                    ------------
            Comprehensive income .............            -                -             -               -                47.0
                                                     -----------    ------------    ----------      ----------      ------------
PREDECESSOR BALANCE, DECEMBER 31, 2003 .......            2.5          1,796.7         169.0            70.8           2,039.0
Unamortized restricted stock compensation ....            -                1.3           -               -                 1.3
Comprehensive loss:
      Net loss ...............................            -                -           (17.8)            -               (17.8)
      Other comprehensive loss ...............            -                -             -             (49.0)            (49.0)
      Minimum pension liability ..............            -                -             -               1.4               1.4
                                                                                                                    ------------
            Comprehensive loss ...............            -                -             -               -               (65.4)
                                                     -----------    ------------    ----------      ----------      ------------
PREDECESSOR BALANCE, JUNE 30, 2004 ...........            2.5          1,798.0         151.2            23.2           1,974.9
Effect of push-down accounting of AXA
   Financial's purchase price on the Company's
   net assets ................................            -             (171.4)       (151.2)          (23.2)           (345.8)
                                                     -----------    ------------    ----------      ----------      ------------
SUCCESSOR BALANCE, JULY 1, 2004 ..............            2.5          1,626.6           -               -             1,629.1
Capital contributions ........................            -              275.0           -               -               275.0
Dividends ....................................            -              (33.0)          -               -               (33.0)
Comprehensive loss:
      Net loss ...............................            -                -          (407.1)            -              (407.1)
      Other comprehensive income .............            -                -             -              40.1              40.1
                                                                                                                    ------------
            Comprehensive loss                                                                                          (367.0)
                                                     -----------    ------------    ----------      ----------      ------------
SUCCESSOR BALANCE, DECEMBER 31, 2004 .........            2.5          1,868.6        (407.1)           40.1           1,504.1
                                                     -----------    ------------    ----------      ----------      ------------
Dividends ....................................            -              (75.0)          -               -               (75.0)
Transfer of intangible asset .................            -              (23.9)          -               -               (23.9)
Comprehensive income:
         Net earnings ........................            -                -           163.8             -               163.8
         Other comprehensive loss ............            -                -             -             (52.4)            (52.4)
                                                                                                                    ------------
                    Comprehensive income .....            -                -             -               -               111.4
                                                     -----------    ------------    ----------      ----------      ------------
SUCCESSOR BALANCE, DECEMBER 31, 2005 .........       $    2.5       $  1,769.7      $ (243.3)       $  (12.3)       $  1,516.6
                                                     ===========    ============    ==========      ==========      ============

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                            YEAR        Six Months     Six Months         Year
                                                                            ENDED          Ended          Ended           Ended
                                                                        DECEMBER 31,   December 31,     June 30,      December 31,
                                                                            2005           2004           2004            2003
                                                                      --------------  -------------  --------------  ---------------
                                                                        (SUCCESSOR)    (Successor)    (Predecessor)   (Predecessor)
                                                                                             (IN MILLIONS)

Net earnings (loss) .................................................   $   163.8      $  (407.1)     $   (17.8)      $    56.2
  Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
     Interest credited to policyholders' account balances............       141.4           73.6           77.5           139.4
     Universal life and investment-type product policy fee income....      (200.8)        (101.8)        (107.5)         (210.9)
     Change in accrued investment income.............................        (2.2)           9.5           35.3            (0.4)
     Investment (gains) losses, net..................................        (1.7)         (14.4)           5.1           (46.4)
     Change in deferred policy acquisition costs and VOBA............       (65.1)         (38.0)         (48.2)         (113.7)
     Change in future policy benefits and other policyholders'
         liabilities.................................................       (16.0)          42.5           20.7            71.5
     Change in property and equipment................................        14.5           (1.9)          (9.6)          (24.3)
     Amortization of deferred sales commissions......................         0.6            0.1            6.4            13.3
     Other depreciation and amortization.............................        84.0            7.5            9.0            19.3
     Amortization of other intangible assets.........................        10.4            7.6            1.5             3.1
     Impairment of goodwill..........................................         -            425.8            -               -
     Dividend from AllianceBernstein units...........................        17.5            -              -               -
     Cumulative effect of the adoption of SOP 03-1...................         -              -             (6.2)            -
     Loss on discontinued real estate operations.....................         -              -              -              (9.0)
     Other, net......................................................        45.5          (75.6)          80.1           133.1
                                                                      --------------  -------------  --------------  ---------------

Net cash provided by (used in) operating activities..................       191.9          (72.2)          46.3            31.2
                                                                      --------------  -------------  --------------  ---------------

Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities......................................       980.1        1,296.5        1,193.2         1,864.8
      Mortgage loans on real estate..................................       470.6          313.0          165.4           538.8
      Other invested assets..........................................        55.1           37.2           62.5           132.5
   Acquisitions of investments:
      Fixed maturity securities......................................    (1,518.9)      (1,967.5)        (741.7)       (2,499.4)
      Mortgage loans on real estate..................................      (159.4)        (141.8)        (279.6)         (423.5)
      Other invested assets..........................................       (37.1)         (43.1)         (46.0)          (96.1)
      Policy loans, net..............................................        14.3           26.0           17.3            32.6
                                                                      --------------  -------------  --------------  ---------------

Net cash (used in) provided by investing activities..................      (195.3)        (479.7)         371.1          (450.3)
                                                                      --------------  -------------  --------------  ---------------

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                         YEAR          Six Months     Six Months          Year
                                                                         ENDED           Ended           Ended            Ended
                                                                      DECEMBER 31,    December 31,      June 30,       December 31,
                                                                         2005             2004           2004             2003
                                                                   ---------------- --------------- ---------------- ---------------
                                                                     (SUCCESSOR)      (Successor)    (Predecessor)    (Predecessor)
                                                                                             (IN MILLIONS)

Cash flows from financing activities:
   Policyholders' account balances:
      Deposits....................................................       892.6            407.9          620.7           1,312.1
      Withdrawals and transfers to Separate Accounts..............      (851.1)          (339.6)        (431.1)           (755.7)
   Payment to AXA Bermuda relating to co-insurance agreement......         -               (8.4)          -                 -
   Capital contribution...........................................         -               50.0           -                 40.0
   Dividends paid to shareholder..................................       (75.0)           (33.0)          -                (25.0)
                                                                   ---------------- --------------- ---------------- ---------------

Net cash (used in) provided by financing activities...............       (33.5)            76.9          189.6             571.4
                                                                   ---------------- --------------- ---------------- ---------------

Net (decrease) increase in cash and cash equivalents..............       (36.9)          (475.0)         607.0             152.3
Cash and cash equivalents, beginning of period....................       508.0            983.0          376.0             223.7
                                                                   ---------------- --------------- ---------------- ---------------

Cash and Cash Equivalents, End of Period.......................... $     471.1        $   508.0      $   983.0          $  376.0
                                                                   ================ =============== ================ ===============

Supplemental cash flow information:
  Interest Paid................................................... $      18.8        $     9.5      $     9.5          $   19.4
                                                                   ================ =============== ================ ===============
  Income Taxes Paid (Refunded).................................... $      13.3        $   (39.0)     $     -            $   30.6
                                                                   ================ =============== ================ ===============
Schedule of non-cash financing activities:
  Transfer of the Company's distribution network intangible
    assets to AXA Financial....................................... $     (23.9)       $     -        $     -            $    -
                                                                   ================ =============== ================ ===============
  Capital contribution of AllianceBernstein units from AXA
   Financial Group................................................ $       -          $   225.0      $     -            $    -
                                                                   ================ =============== ================ ===============
  Transfer of bonds to AXA Bermuda relating to co-insurance
   agreement (Note 14)............................................ $       -          $  (91.6)      $     -            $    -
                                                                   ================ =============== ================ ===============

                 See Notes to Consolidated financial statements.

                           MONY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)    ORGANIZATION

      MONY Life Insurance Company ("MONY Life" and collectively with its consolidated subsidiaries "the Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI and BOLI") and mutual funds. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which in turn is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group") as a result of the acquisition of The MONY Group Inc. ("MONY") by AXA Financial in 2004.

      MONY Life's direct and indirect wholly-owned operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management, Inc. ("Enterprise"), an investment advisor to certain of AXA Financial Group's retail proprietary mutual funds, (iii) Enterprise Fund Distributors, Inc. ("Enterprise Distributors"), the distributor of AXA Financial Group's proprietary mutual funds, (iv) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (v) MONY Securities Corporation ("MSC"), formerly a broker-dealer and investment advisor registered with the Securities and Exchange Commission, which distributed its products and services through MONY Life's career agency sales force as well as through a network of accounting professionals and (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provided MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies. MSC and MBI ceased doing business on June 6, 2005 in connection with AXA Financial's integration of the MONY companies.

2)    MERGER OF MONY WITH AXA FINANCIAL

      On July 8, 2004, the acquisition of MONY by AXA Financial was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, the Company adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to the Company prior to July 1, 2004. References to "Successor" refer to the Company on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and the immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. The Company's activity for the period from July 1, 2004 through July 8, 2004 is, therefore, included in the Successor's statements of operations and excluded from the Predecessor's statement of operations. The Predecessor's statements of operations is presented using the Company's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to the value of business acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. The Company does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

      Goodwill of $425.8 million was recorded as a result of the acquisition, none of which is expected to be deductible for tax purposes. In addition to goodwill, intangible assets of $1,013.7 million were recorded as a result of the acquisition. Intangible assets subject to amortization include the following:

                                                        Fair Value Assigned
                                                         as of July 1, 2004         Amortization Range
                                                       -----------------------    -----------------------
                                                            (In Millions)
      VOBA.......................................   $           868.8                      10-30 years
      Insurance distribution network.............                64.0                      10-20 years
      Mutual fund distribution fees..............                20.9                        5-6 years

      In addition, mutual fund investment management contracts were assigned a fair value of $60.0 million as of July 1, 2004, which is not subject to amortization.

      Set forth below is certain information regarding the liability recorded in connection with the Company's Purchase Adjustments. Such liabilities are reflected in Other liabilities on the Company's consolidated balance sheet.

                                                            CHANGE IN
                                                             CONTROL
                                                            AND OTHER                                    OTHER
                                                             EMPLOYEE                                 CONTRACTUAL
                                                            AGREEMENTS     SEVERANCE       LEASES     OBLIGATIONS      TOTAL
                                                            -----------  -------------  -----------  -------------  -----------
                                                                                     (IN MILLIONS)
            BALANCE, JULY 1, 2004 ....................        $139.3         $32.9         $88.7         $23.6         $284.5
            Payments .................................        (139.3)         (6.2)         (4.8)         (0.6)        (150.9)
                                                              ------         -----         -----         -----         ------
            BALANCE, DECEMBER 31, 2004 ...............           -            26.7          83.9          23.0          133.6
            Payments .................................           -           (12.1)        (31.7)         (4.1)         (47.9)
            Change in reserve estimate ...............           -            (9.3)          -             -             (9.3)
                                                              ------         -----         -----         -----         ------
            BALANCE, DECEMBER 31, 2005 ...............        $  -           $ 5.3         $52.2         $18.9         $ 76.4
                                                              ======         =====         =====         =====         ======


      In addition, the Purchase adjustments included write-offs of $45.6 million related to capitalized software and furniture, fixtures and equipment.

3)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of MONY Life; those of its subsidiaries engaged in insurance related businesses; other subsidiaries, principally Enterprise, MSC and MBI; and those partnerships and joint ventures in which the Company has control and a majority economic interest that meet the requirements for consolidation.

      All significant intercompany transactions and balances have been eliminated in consolidation. The term "full year 2005" and "full year 2004" refers to the year ended December 31, 2005 and 2004, respectively. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The term "full year 2003" refers to the year ended December 31, 2003. References to "Successor" refer to the Company on or after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments recorded in connection with the acquisition of MONY by AXA Financial.

      Certain reclassifications have been made in the prior period amounts to conform to the current presentation. The December 31, 2004 comparative balance sheet reflects the reclassification of $87.9 million in reserves on one of the Company's interest-sensitive products from future policy benefits and other policyholder's liabilities to policyholders' account balances.

      Closed Block
      ------------

      As a result of demutualization, the Closed Block was established in 1998 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of MONY Life. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Accounting Changes
      ------------------

      On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 16 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $1.3 million.

      Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by the Company, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      As a result of the adoption of SOP 03-1 liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to adopting SOP 03-1, such liabilities had been reported at market adjusted value.

      In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both of the Company's previous methods of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 (Predecessor) net loss of $4.0 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      New Accounting Pronouncements
      -----------------------------

      On May 30, 2005, the FASB issued its SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

      Although the Company has no employees, under service agreements with affiliates, the Company is charged for services, including personnel services and employee benefits, provided on its behalf. These affiliates account for stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See
      Note 13 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

      On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, AXA Financial Group, including the Company, implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 13 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of AXA Financial Group's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of AXA Financial Group's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

      To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, AXA Financial Group will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require AXA Financial Group to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro-forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $4.2 million ($2.7 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Operations of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $2.3 million ($1.5 million after-tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

      The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of AXA Financial Group are described and/or disclosed on a pro-forma basis in Note 13 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which AXA Financial Group likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3 "Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

      Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), AXA Financial Group expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 13 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123(R), beginning with awards granted in 2005, AXA Financial Group modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154 "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

      On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.

      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in Other assets in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in Other invested assets.

      Units held in AllianceBernstein L.P. (formally Alliance Capital Management L.P.) ("AllianceBernstein") are carried on the equity method and reported in Other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with Other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Closed Block policyholder dividend obligation, deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums related in proportion to the amount of reinsurance protection provided.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the acquisition of MONY, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.90% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.66% net of product weighted average Separate Account fees) and 0.0% (-2.34% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 5 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans is 5.0%. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC and VOBA of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      The Company issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. The Company also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.75% for life insurance liabilities and from 2.5% to 6.75% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumption as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $0.7 million and $1.0 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $346.1 million and $353.0 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                     YEAR          Six Months      Six Months          Year
                                                                    ENDED            Ended            Ended           Ended
                                                                 DECEMBER 31,     December 31,       June 30,      December 31,
                                                                     2005             2004            2004             2003
                                                               --------------     ------------    -------------    --------------
                                                                 (SUCCESSOR)      (Successor)     (Predecessor)    (Predecessor)
                                                                                         (IN MILLIONS)

        Incurred benefits related to current year.............   $       0.1      $       0.1      $       0.1      $       0.1
        Incurred benefits related to prior years..............           0.1              0.3              0.2              0.3
                                                               ---------------- ---------------- ---------------- ---------------
              Total Incurred Benefits.........................   $       0.2      $       0.4      $       0.3      $       0.4
                                                               ================ ================ ================ ===============

        Benefits paid related to current year.................   $       0.1      $       0.1      $       0.1      $       0.1
        Benefits paid related to prior years..................           0.2              0.2              0.1              0.2
                                                               ---------------- ---------------- ---------------- ---------------
              Total Benefits Paid.............................   $       0.3      $       0.3      $       0.2      $       0.3
                                                               ================ ================ ================ ===============

      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by MONY Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate levels of statutory surplus to be retained by MONY Life.

      At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 19.8% ($22.3 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Company.

      The investment results of Separate Accounts on which the Company does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2005, 2004 and 2003, investment results of such Separate Accounts were gains of $283.4 million, $522.9 million and $868.5 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      The Company, through Enterprise Distributors, sells Class B and C shares of AXA Financial Group's retail proprietary mutual funds, which are subject to a contingent deferred sales charge ("CDSC"). At the time of sale, the Company pays commissions to brokers and dealers for sales of AXA Financial Group's retail proprietary mutual funds' Class B and C shares. Class B commissions paid are deferred and amortized on the lesser of six years straight-line, or the period during which the related distribution and CDSC revenues are earned. The Company evaluates the recoverability through ongoing estimates of future revenues from Class B shares. Class C share commissions are expensed when paid.

      See Note 5 of Notes to Consolidated Financial Statements for a description of the Company's intangible assets related to AXA Financial's acquisition of MONY.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

      MONY Life filed a consolidated Federal income tax return with its life and non-life subsidiaries for the Predecessor periods. Beginning in the Successor period, MONY Life files a consolidated Federal income tax return with its life subsidiaries. MONY Life's non-life subsidiaries will file a separate consolidated Federal income tax return for the same Successor period. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

4)    INVESTMENTS

      The following table provides additional information relating to fixed maturities and equity securities.

                                                                       GROSS               GROSS
                                                   AMORTIZED         UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST             GAINS              LOSSES            FAIR VALUE
                                                 ---------------  -----------------   ----------------   ---------------
                                                                             (IN MILLIONS)

        DECEMBER 31, 2005
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $     7,365.9     $        59.3      $       92.6       $    7,332.6
            Mortgage-backed....................          284.8               1.1               2.9              283.0
            U.S. Treasury, government
              and agency securities............          676.6              14.9               3.7              687.8
              States and political subdivisions           11.2               0.8               -                 12.0
            Foreign governments................           96.4               0.9               0.4               96.9
            Redeemable preferred stock.........          227.8               1.2               6.0              223.0
                                                 ---------------- ------------------ -----------------   ---------------
              Total Available for Sale.........  $     8,662.7     $        78.2      $      105.6       $    8,635.3
                                                 ================ ================== =================   ===============

        Equity Securities:
           Available for Sale..................  $        40.4     $         2.1      $        1.0       $       41.5
                                                 ================ ================== =================   ===============

                                       15

        December 31, 2004
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $     7,031.1     $       164.1      $       14.7       $    7,180.5
            Mortgage-backed....................          377.0               5.5               -                382.5
            U.S. Treasury, government
              and agency securities............          530.1              17.4               0.1              547.4
            States and political subdivisions              9.0               0.7               -                  9.7
            Foreign governments................           98.4               1.5               0.6               99.3
            Redeemable preferred stock.........          152.3               8.9               0.6              160.6
                                                 ---------------- ------------------ -----------------   ---------------
              Total Available for Sale.........  $     8,197.9     $       198.1      $       16.0       $    8,380.0
                                                 ================ ================== =================   ===============

        Equity Securities:
           Available for Sale..................  $        48.2     $         2.7      $        1.8       $       49.1
                                                 ================ ================== =================   ===============

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $2,288.1 million and $2,165.7 million, respectively, had estimated fair values of $2,284.6 million and $2,221.9 million, respectively.

        The contractual maturity of fixed maturities at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less..............................................    $      449.3       $      446.1
        Due in years two through five........................................         1,993.4            1,967.5
        Due in years six through ten.........................................         3,614.8            3,597.7
        Due after ten years..................................................         2,092.6            2,118.0
        Mortgage-backed securities...........................................           284.8              283.0
                                                                                ----------------   -----------------
        Total................................................................    $    8,434.9       $    8,412.3
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (640 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                         LESS THAN 12 MONTHS             12 MONTHS OR LONGER                  TOTAL
                                     ------------------------------  ---------------------------- -------------------------------
                                                         GROSS                        GROSS                           GROSS
                                        ESTIMATED     UNREALIZED       ESTIMATED    UNREALIZED      ESTIMATED       UNREALIZED
                                       FAIR VALUE       LOSSES        FAIR VALUE      LOSSES        FAIR VALUE        LOSSES
                                      -------------  --------------  ------------  --------------  -------------  ---------------
                                                                            (IN MILLIONS)

         Fixed Maturities:
         Corporate................... $    3,863.0   $      72.7     $    941.7    $       19.9    $   4,804.7    $       92.6
         Mortgage-backed.............        169.9           2.9            1.0             -            170.9             2.9
         U.S. Treasury, government
           and agency securities.....        325.3           2.9           58.7             0.8          384.0             3.7
         States and political
           subdivisions..............          2.2           -              -               -              2.2             -
         Foreign governments.........         42.1           0.3           23.0             0.1           65.1             0.4
         Redeemable
           preferred stock...........        199.4           5.8            5.0             0.2          204.4             6.0
                                      -------------  --------------  ------------  --------------  -------------  ---------------
       Total Temporarily
         Impaired Securities ........ $    4,601.9   $      84.6     $  1,029.4    $       21.0    $   5,631.3    $      105.6
                                      =============  ==============  ============  ==============  =============  ===============

      The Company's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $345.0 million, or 4.0%, of the $8,662.4 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

      At December 31, 2005, the carrying value of fixed maturities which were non-income producing for the twelve months preceding that date was $4.1 million.

      The Company holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $172.4 million and $198.8 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $5.3 million and $13.9 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.3 million, $0.2 million, $0.5 million and $1.3 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.4 million, $0.2 million, $0.7 million and $1.6 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $         14.7       $          4.9
        Impaired mortgage loans without investment valuation allowances....             8.8                 11.9
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................            23.5                 16.8
        Investment valuation allowances....................................            (1.6)                (0.5)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $         21.9       $         16.3
                                                                            ===================  ===================

      Interest income recognized on impaired mortgage loans totaled $2.0 million, $0.4 million, $(0.1) million and $4.1 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $3.8 million and $0.0 million.

      The Company's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 $3.5 million of equity real estate was held-for-sale and at December 31, 2004, there was no equity real estate held-for-sale. For 2005, 2004 and 2003, no real estate was acquired in satisfaction of debt. At December 31, 2005 and 2004, the Company owned $12.6 million and $12.8 million, respectively, of real estate acquired in satisfaction of debt.

      Accumulated depreciation on real estate was $12.1 million and $4.0 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $8.1 million, $4.0 million, $5.2 million and $10.3 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                     YEAR        Six Months       Six Months          Year
                                                                    ENDED           Ended           Ended             Ended
                                                                 DECEMBER 31,    December 31,      June 30,        December 31,
                                                                     2005           2004             2004             2003
                                                                --------------- -------------- ----------------- ----------------
                                                                 (SUCCESSOR)     (Successor)     (Predecessor)    (Predecessor)
                                                                                         (IN MILLIONS)

             Balances, beginning of period..................... $         0.5     $      22.2    $      20.0       $      22.7
             Additions charged to income.......................           1.6             0.5            3.4               0.9
             Deductions for writedowns and asset dispositions..          (0.5)            -             (1.2)             (3.6)
             Effect of push-down accounting of AXA Financial
                Group's purchase price on the Company's net
                assets.........................................           -             (22.2)           -                 -
                                                                --------------- -------------- ----------------- ----------------
             Balances, End of Period........................... $         1.6     $       0.5    $      22.2       $      20.0
                                                                =============== ============== ================= ================

             Balances, end of period comprise:
             Mortgage loans on real estate..................... $         1.6     $       0.5    $      22.2       $      20.0
                                                                =============== ============== ================= =================

       The following presents the Company's investment in 5.6 million units in AllianceBernstein, an affiliate, which is included in other invested assets:

                                                                                   DECEMBER 31,
                                                                                       2005
                                                                                 -----------------
                                                                                  (IN MILLIONS)

       Balance, beginning of year ..............................................  $     225.0
       Equity in net earnings...................................................         18.9
       Dividends received.......................................................        (17.5)
                                                                                 -----------------
       Balance, End of Year.....................................................  $     226.4
                                                                                 =================

5)    GOODWILL AND OTHER INTANGIBLE ASSETS

      Goodwill of $425.8 million was recorded as a result of the acquisition of MONY by AXA Financial. Goodwill is not subject to amortization, therefore regular impairment testing is required. In connection with the MONY integration, management continues to evaluate the products sold by the Company as part of an overall review of insurance products offered by AXA Equitable and AXA Financial's other insurance subsidiaries with a view towards reducing duplication of products, improving the quality of the product line-up and enhancing the overall profitability of AXA Financial Group. This evaluation has resulted in the recent discontinuation of new sales of all life insurance and annuity products, except for certain variable and fixed annuities in limited markets, interest-sensitive whole life insurance and group term life insurance. In addition, in the first half of 2005, MONY Life financial professionals became financial professionals of affiliates AXA Network, LLC and AXA Advisors, LLC. As a result of the expected reduction of the Company's profits from future sales and the transfer of the agency sales force to affiliates, a $425.8 million goodwill impairment charge was recorded in the last six months of 2004. Also, in connection with the transfer of MONY Life's sales force to affiliates in 2005, the intangible asset of $23.9 million related to MONY Life's distribution network was transferred to AXA Financial Group.

      The following presents the Company's intangible assets, including VOBA, as of December 31, 2005 and 2004, related to AXA Financial's acquisition of
      MONY:

                                                            GROSS             LESS:              LESS:
                                                           CARRYING        ACCUMULATED         IMPACT OF
                                                            AMOUNT       AMORTIZATION(1)    CO-INSURANCE(2)          NET
                                                        --------------- ------------------ ------------------  ----------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2005
-----------------
Intangible assets subject to amortization:
    VOBA..............................................    $     868.8     $    (106.6)       $     (27.9)        $     734.3
    Insurance distribution network(3).................           38.0            (3.8)               -                  34.2
    Mutual fund distribution fees.....................           20.9           (12.1)               -                   8.8
                                                        --------------- ------------------ ------------------  ----------------
Total intangible assets subject to amortization.......          927.7          (122.5)             (27.9)              777.3
                                                        --------------- ------------------ ------------------  ----------------
Intangible assets not subject to amortization:
    Investment management contracts...................           60.0             -                  -                  60.0
                                                        --------------- ------------------ ------------------  ----------------
Total Intangible Assets...............................    $     987.7     $    (122.5)       $     (27.9)        $     837.3
                                                        =============== ================== ==================  ================

December 31, 2004
-----------------
Intangible assets subject to amortization:
    VOBA..............................................    $     868.8     $     (76.1)       $     (27.9)        $     764.8
    Insurance distribution network....................           64.0            (2.4)               -                  61.6
    Mutual fund distribution fees.....................           20.9            (5.2)               -                  15.7
                                                        --------------- ------------------ ------------------  ----------------
Total intangible assets subject to amortization.......          953.7           (83.7)             (27.9)              842.1
                                                        --------------- ------------------ ------------------  ----------------

Intangible assets not subject to amortization:
    Investment management contracts...................           60.0             -                  -                  60.0
                                                        --------------- ------------------ ------------------  ----------------
Total Intangible Assets...............................    $   1,013.7     $     (83.7)       $     (27.9)        $     902.1
                                                        =============== ================== ==================  ================

-------------
      (1) Includes reactivity to unrealized investment gains and losses.
      (2) The impact of co-insurance shown above relates to the co-insurance agreement entered into on December 31, 2004 between USFL and AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate, whereby AXA Bermuda assumed certain term life insurance contracts written by USFL as described further in Note 14 of Notes to Consolidated Financial Statements.
     (3) In connection with the transfer of MONY Life's sales force to affiliates in 2005, the intangible asset of $23.9 million related to MONY Life's distribution network was transferred to AXA Financial Group.

      For the full year 2005 and six months ended December 31, 2004, total amortization expense related to these intangible assets was $65.6 million and $64.9 million, respectively. Intangible assets amortization expense is estimated to range from $80.0 million in 2006 to $56.9 million in 2010.

6)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, are interests in real estate joint ventures and limited partnership interests accounted for under the equity method with a total carrying value of $172.4 million and $203.5 million at December 31, 2005 and 2004, respectively. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $30.7 million, $(2.8) million, $13.0 million, and $15.0 million, respectively, for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (0 and 2 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2005(1)             2004
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in securities, generally at estimated fair value...........  $         -        $       189.4
        Cash and cash equivalents..............................................            -                  0.4
        Other assets...........................................................            -                  8.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $         -        $       198.2
                                                                                ================   =================

        Borrowed funds - third party...........................................  $         -        $        95.5
        Other liabilities......................................................            -                  2.8
                                                                                ----------------   -----------------
        Total liabilities......................................................            -                 98.3
                                                                                ----------------   -----------------

        Partners' capital......................................................            -                 99.9
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $         -        $       198.2
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $         -        $        38.7
                                                                                ================   =================

                                                                      YEAR           Six Months       Six Months          Year
                                                                      ENDED            Ended             Ended            Ended
                                                                   DECEMBER 31,     December 31,        June 30,       December 31,
                                                                      2005(1)           2004             2004             2003
                                                                  --------------  ---------------  ----------------- ---------------
                                                                   (SUCCESSOR)      (Successor)     (Predecessor)     (Predecessor)
                                                                                            (IN MILLIONS)

              STATEMENTS OF EARNINGS
               Revenues of real estate joint ventures............ $    -          $        6.2       $       15.3      $      20.8
               Interest expense - third party....................      -                  (0.8)              (1.7)            (2.4)
               Other expenses....................................      -                  (2.9)              (1.9)            (3.5)
                                                                  -------------- ----------------- ----------------- ---------------
               Net Earnings...................................... $    -          $        2.5       $       11.7      $      14.9
                                                                  ============== ================= ================= ===============

               The Company's Equity in Net Earnings of These
                 Entities Included Above......................... $    -          $        1.3       $        4.3      $       4.9
                                                                  ============== ================= ================= ===============

----------
(1) At December 31, 2005 there were no individual ventures which had an investment of $10 million or greater and an equity interest of 10% or greater due to secondary offerings which brought the equity interest below 10%.

7)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follow:

                                                             YEAR           Six Months       Six Months         Year
                                                             ENDED            Ended            Ended            Ended
                                                          DECEMBER 31,     December 31,       June 30,       December 31,
                                                              2005             2004             2004            2003
                                                        ---------------  ----------------- ---------------- ----------------
                                                          (SUCCESSOR)       (Succesor)     (Predecessor)    (Predecessor)
                                                                                  (IN MILLIONS)

Fixed maturities.......................................  $      450.3     $    202.3        $    237.3       $    498.9
Mortgage loans on real estate..........................         124.9           78.9              69.4            143.4
Equity real estate.....................................          83.4           40.7              25.5             22.0
Other equity investments...............................          31.8           (0.8)              7.0             12.7
Policy loans...........................................          68.3           35.7              36.7             78.7
Other investment income................................          14.2            4.2               2.6             20.0
                                                        --------------- ------------------ ---------------- ---------------

   Gross investment income.............................         772.9          361.0             378.5            775.7

Investment expenses....................................         (93.2)         (53.3)            (26.8)           (51.5)
                                                        --------------- ------------------ ---------------- --------------

Net Investment Income..................................  $      679.7     $    307.7        $    351.7       $    724.2
                                                        =============== ================== ================ ===============

    Investment Gains (Losses), including changes in the valuation allowances, follow:


                                                                   YEAR         Six Months        Six Months          Year
                                                                   ENDED           Ended             Ended            Ended
                                                                DECEMBER 31,    December 31,        June 30,       December 31,
                                                                   2005             2004              2004            2003
                                                              --------------- ----------------- --------------- -----------------
                                                                (SUCCESSOR)     (Successor)     (Predecessor)     (Predecessor)
                                                                                        (IN MILLIONS)

      Fixed maturities.......................................   $    (3.6)     $      8.2       $    (8.8)        $    50.0
      Mortgage loans on real estate..........................         2.1             7.3            (0.3)             18.6
      Equity real estate.....................................         0.2             0.1            (0.4)              1.3
      Other equity investments...............................         0.6            (1.1)           (1.9)             (9.1)
      Other..................................................         2.4            (0.1)            6.3             (14.4)
                                                              -------------- ------------------ --------------- -----------------
      Investment Gains (Losses), Net.........................   $     1.7      $     14.4       $    (5.1)        $    46.4
                                                              ============== ================== =============== =================

      Writedowns of fixed maturities amounted to $6.6 million, $8.5 million, $2.1 million and $30.0 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $0.7 million and $0.0 million for the full year 2005, respectively, and $0.0 million and $0.0 million, respectively, for the six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003.

      For the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $198.4 million, $931.8 million, $857.1 million and $1,844.2 million. Gross gains of $2.3 million, $15.5 million, $21.3 million and $70.3 million and gross losses of $7.8 million, $1.7 million, $32.5 million and $0.4 million were realized on these sales for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, amounted to $(209.5) million, $182.1 million, $(41.5) million and $(43.2) million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                                  YEAR          Six Months        Six Months          Year
                                                                  ENDED            Ended             Ended            Ended
                                                              DECEMBER 31,     December 31,        June 30,        December 31,
                                                                  2005             2004              2004             2003
                                                             --------------- ----------------- ---------------- ---------------
                                                               (SUCCESSOR)     (Successor)       (Predecessor)    (Predecessor)
                                                                                        (IN MILLIONS)

     Balance, beginning of period...........................    $     40.1     $    35.6        $     84.6       $     95.0
     Changes in unrealized investment (losses) gains........        (209.3)        183.0            (243.9)           (30.3)
     Changes in unrealized investment gains (losses)
       attributable to:
        Closed Block policyholder dividend obligation.......         104.1        (102.9)             78.2             17.0
        DAC and VOBA........................................          25.2         (19.6)             50.6            (12.2)
        Deferred income taxes...............................          27.6         (20.4)             66.1             15.1
     Effect of push-down accounting of AXA Financial
        Group's purchase price on the Company's net assets..           -           (35.6)              -                -
                                                             --------------- --------------- ----------------- ---------------
     Balance, end of period.................................    $    (12.3)    $    40.1        $     35.6       $     84.6
                                                             =============== =============== ================= ===============

     Balance, end of period comprises:
        Unrealized investment gains on:

           Fixed maturities.................................    $    (27.4)    $   182.1        $    242.0       $    471.4
           Other equity investments.........................           1.1           0.9               4.1              8.1
           Other............................................           -             -                 1.1             11.6
                                                             --------------- ------------------ -------------- ---------------
            Total...........................................         (26.3)        183.0             247.2            491.1

        Amounts of unrealized investment (losses) gains
         attributable to:
          Closed Block policyholder dividend obligation.....           1.2        (102.9)            (91.8)          (170.0)
          DAC and VOBA......................................           5.6         (19.6)            (55.7)          (106.3)
          Deferred income taxes.............................           7.2         (20.4)            (64.1)          (130.2)
                                                             --------------- ------------------ -------------- ---------------
     Total..................................................    $   (12.3)     $    40.1        $     35.6       $     84.6
                                                             =============== ================== ============== ===============

      Changes in unrealized (losses) gains reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

8)    OTHER COMPREHENSIVE (LOSS) INCOME

      Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  DECEMBER 31,      December 31,        June 30,       December 31,
                                                                      2005              2004              2004             2003
                                                                 ------------- ----------------- ------------------ ----------------
                                                                   (SUCCESSOR)      (Successor)      (Predecessor)    (Predecessor)
                                                                                            (IN MILLIONS)
         Unrealized gains on investments........................  $   (12.3)       $     40.1        $      35.6       $     84.6
         Minimum pension liability..............................        -                 -                (12.4)           (13.8)
                                                                 ------------- ----------------- ------------------ ----------------
         Total Accumulated Other Comprehensive (Loss) Income....  $   (12.3)       $     40.1        $      23.2       $     70.8
                                                                 ============= ================= ================== ================

    The components of other comprehensive (loss) income for the past three years follow:

                                                                 YEAR         Six Months     Six Months         Year
                                                                 ENDED          Ended          Ended           Ended
                                                              DECEMBER 31,    December 31,    June 30,       December 31,
                                                                  2005           2004          2004              2003
                                                             --------------- ------------- --------------- ----------------
                                                              (SUCCESSOR)    (Successor)    (Predecessor)    (Predecessor)
                                                                                     (IN MILLIONS)

Net unrealized (losses) gains on investments:
   Net unrealized (losses) gains arising during the period..   $ (213.8)     $  196.2       $ 241.1)        $   (41.1)
   (Gains) losses reclassified into net earnings during the
      period................................................        4.5         (13.2)          2.8              10.8
                                                             --------------- ------------- --------------- ----------------
Net unrealized (losses) gains on investments................     (209.3)        183.0        (243.9)            (30.3)
Adjustments for policyholders' liabilities, DAC and VOBA
   and deferred income taxes................................      156.9        (142.9)        194.9              19.9
                                                             --------------- ------------- --------------- ----------------
Change in unrealized (losses) gains, net of adjustments.....      (52.4)         40.1         (49.0)            (10.4)

Change in minimum pension liability.........................        -             -             1.4               1.2
                                                             --------------- ------------- --------------- ----------------
Total Other Comprehensive (Loss) Income.....................   $  (52.4)     $   40.1       $ (47.6)        $    (9.2)
                                                             =============== ============= =============== ================


9)    CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company had developed an actuarial calculation of the expected timing of its Closed Block earnings. Further, in connection with the acquisition of MONY, AXA Financial Group has developed a revised actuarial calculation of the expected timing of the Company's Closed Block earnings as of July 1, 2004.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC and VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                           DECEMBER 31,         December 31,
                                                                                              2005                  2004
                                                                                         ------------------  ---------------
                                                                                                   (IN MILLIONS)
     CLOSED BLOCK LIABILITIES:
     Future policy benefits, policyholders' account balances and other.................. $    7,332.4        $    7,360.9
     Policyholder dividend obligation...................................................        142.5               250.8
     Other liabilities..................................................................         31.0                28.7
                                                                                         ------------------  ---------------
     Total Closed Block liabilities.....................................................      7,505.9             7,640.4
                                                                                         ------------------  ---------------

     ASSETS DESIGNATED TO THE CLOSED BLOCK:
     Fixed maturities, available for sale, at estimated fair value (amortized cost,
        $4,399.0 and $4,338.0)..........................................................      4,397.8             4,440.9
     Mortgage loans on real estate......................................................        560.1               592.5
     Policy loans.......................................................................      1,003.7             1,025.0
     Cash and other invested assets.....................................................        135.8                91.1
     Other assets.......................................................................        295.1               314.0
                                                                                         ------------------  ---------------
     Total assets designated to the Closed Block........................................      6,392.5             6,463.5
                                                                                         ------------------  ---------------

     Excess of Closed Block liabilities over assets designated to the Closed Block......      1,113.4             1,176.9

     Amounts included in accumulated other comprehensive income:
     Net unrealized (losses) gains, net of policyholder dividend obligation of $(1.2)
         and $102.9.....................................................................          -                   -
                                                                                         ------------------  ---------------

     Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.. $    1,113.4        $    1,176.9
                                                                                         ==================  ===============

     Closed Block revenues and expenses were as follows:

                                                                  YEAR           Six Months      Six Months          Year
                                                                  ENDED            Ended            Ended           Ended
                                                               DECEMBER 31,     December 31,      June 30,       December 31,
                                                                   2005             2004            2004             2003
                                                             --------------- ----------------- --------------- -----------------
                                                               (SUCCESSOR)      (Successor)    (Predecessor)    (Predecessor)
                                                                                       (IN MILLIONS)

  REVENUES:
  Premiums and other income.................................    $    410.0    $       229.9    $       221.0   $       481.1
  Investment income (net of investment expenses of $5.8,
     $2.9, $2.8 and $5.2)...................................         340.9            172.3            184.2           393.5
  Investment (losses) gains, net............................          (3.9)            13.1             (2.4)           12.2
                                                             --------------- ----------------- --------------- -----------------
     Total Revenues.........................................         747.0            415.3            402.8           886.8
                                                             --------------- ----------------- --------------- -----------------

  BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits and dividends.....................         644.8            362.8            354.5           783.3
  Other operating costs and expenses........................           4.5              2.6              5.2            15.3
                                                             --------------- ----------------- --------------- -----------------
     Total benefits and other deductions....................         649.3            365.4            359.7           798.6
                                                             --------------- ----------------- --------------- -----------------
  Net revenues before income taxes..........................          97.7             49.9             43.1            88.2
  Income tax expense........................................         (34.2)           (17.4)           (15.1)          (30.9)
                                                             --------------- ----------------- --------------- -----------------
  Net Revenues..............................................   $      63.5      $      32.5      $      28.0     $      57.3
                                                             =============== ================= =============== =================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                   YEAR          Six Months        Six Months
                                                                                   ENDED            Ended            Ended
                                                                                DECEMBER 31,     December 31,       June 30,
                                                                                   2005             2004              2004
                                                                              --------------- ------------------ ----------------
                                                                                (SUCCESSOR)    (Predecessor)      (Predecessor)
                                                                                               (IN MILLIONS)

        Balance, beginning of period..........................................   $    250.8     $   158.8           $  235.7
        Applicable to Net Revenues............................................         (4.1)          0.2                1.4
        Unrealized investment (losses) gains..................................       (104.2)        102.9              (78.3)
        Effect of push-down accounting of AXA Financial Group's purchase
           price on the Company's net assets..................................          -           (11.1)               -
                                                                                ------------- ------------------ ----------------
        Balance, End of Period................................................   $    142.5     $   250.8           $  158.8
                                                                                ============= ================== ================

      Closed Block valuation allowances on mortgage loans on real estate amounted to $0.0 million and $0.2 million at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $2.5 million, $0.3 million, $0.6 million and $16.5 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

10)   GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      The Company has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

      o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

      o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2005:

                                                                GMDB                GMIB              TOTAL
                                                           ----------------   -----------------  -----------------
                                                                               (IN MILLIONS)

      Balance at December 31, 2003........................  $        4.0       $        -         $         4.0
        Impact of adoption of SOP 03-1....................          (3.2)               0.1                (3.1)
        Paid guarantee benefits...........................          (3.8)               -                  (3.8)
        Other changes in reserve..........................           4.0                -                   4.0
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2004........................           1.0                0.1                 1.1
         Paid guarantee benefits..........................          (3.1)               -                  (3.1)
        Other changes in reserve..........................           2.7                0.1                 2.8
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2005........................  $        0.6       $        0.2       $         0.8
                                                           ================   =================  =================

      Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                           ----------------
                                                            (IN MILLIONS)

      Balance at December 31, 2003........................  $        -
        Impact of adoption of SOP 03-1....................          (0.4)
        Paid guarantee benefits...........................           3.1
        Other changes in reserve..........................          (3.7)
                                                           ----------------
      Balance at December 31, 2004........................          (1.0)
        Paid guarantee benefits...........................          (0.1)
        Other changes in reserve..........................           1.3
                                                           ----------------
      Balance at December 31, 2005........................  $        0.2
                                                           ================

      The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                 RETURN
                                                   OF
                                                PREMIUM       RATCHET        ROLL-UP         COMBO           TOTAL
                                             ------------- --------------  -------------  -------------  --------------
                                                                           (IN MILLIONS)

     GMDB:
     ----
       Account values invested in:
              General Account.........     $       234      $    379           N.A.          $    34     $     647
              Separate Accounts.......     $     1,016      $  1,809           N.A.          $   168     $   2,993
       Net amount at risk, gross......     $        16      $    247           N.A.          $    35     $     298
       Net amount at risk, net of
         amounts reinsured............     $        16      $    193           N.A.          $     -     $     209
       Average attained age of
         contractholders..............            61.2          60.9           N.A.             60.1          61.0
       Percentage of contractholders
         over age 70..................            18.2%         15.8%          N.A.             12.3%         16.7%
       Contractually specified
         interest return rates........             N.A.          N.A.          N.A.              5.0%

     GMIB:
     ----
       Account values invested in:
              General Account.........             N.A.          N.A.     $      34              N.A.    $      34
              Separate Accounts.......             N.A.          N.A.     $     170              N.A.    $     170
       Net amount at risk, gross......             N.A.          N.A.     $       -              N.A.    $       -
                                                   N.A.
       Net amount at risk, net of
         amounts reinsured............             N.A.          N.A.     $       -              N.A.    $       -
       Weighted average years
         remaining until earliest
         annuitization................             N.A.          N.A.           6.8              N.A.          6.8
        Contractually specified
          interest return rates.......             N.A.          N.A.           5.0%             N.A.

      B) Separate Account Investments by Investment Category Underlying GMDB and
         -----------------------------------------------------------------------
         GMIB Features
         -------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount at risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                  DECEMBER 31,       December 31,
                                                                                      2005               2004
                                                                                 ----------------  ------------------
                                                                                            (IN MILLIONS)
      GMDB:
         Equity.................................................................  $    2,350        $    2,519
         Fixed income...........................................................         464               523
         Balanced...............................................................          72                78
         Other..................................................................         107               128
                                                                                 ----------------  ------------------
         Total..................................................................  $    2,993        $    3,248
                                                                                 ================  ==================

      GMIB:
         Equity.................................................................  $      129        $      128
         Fixed income...........................................................          33                38
         Balanced...............................................................           3                 3
         Other..................................................................           5                 4
                                                                                 ----------------  ------------------
         Total..................................................................  $      170        $      173
                                                                                 ================  ==================

      C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
         ------------------------------------------------------------------
         Guarantee
         ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2005 and 2004, the Company had liabilities of $0.1 million and $0.5 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

11)   LONG-TERM DEBT

      The Company's long-term debt consists of the following:

                                                                                            DECEMBER 31,      December 31,
                                                                                                2005              2004
                                                                                          ----------------- -----------------
                                                                                                    (IN MILLIONS)

      Surplus notes, 11.25%, due 2024.................................................... $            1.9    $         1.9
      Intercompany Surplus Note, 8.65%, due 2012.........................................            115.0            115.0
      Intercompany Surplus Note, 8.65%, due 2024.........................................            100.0            100.0
                                                                                          ----------------- -----------------
          Total long-term debt........................................................... $          216.9    $       216.9
                                                                                          ================= =================

      At December 31, 2005 the Company had two separate surplus notes (the "Intercompany Surplus Notes") outstanding with AXA Financial. The Intercompany Surplus Notes have a par value of $115.0 million and $100.0 million, respectively. Principal on the Intercompany Surplus Notes is payable at maturity and interest is payable semi-annually.

12)   INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                                      YEAR          Six Months        Six Months          Year
                                                                      ENDED           Ended             Ended            Ended
                                                                   DECEMBER 31,    December 31,        June 30,       December 31,
                                                                      2005             2004              2004             2003
                                                                 --------------- ----------------- ---------------- ----------------
                                                                   (SUCCESSOR)     (Successor)       (Predecessor)    (Predecessor)
                                                                                            (IN MILLIONS)

            Income tax expense (benefit):
                Current expense..................................   $      39.2     $       0.3       $      13.0      $      68.3
                Deferred expense (benefit).......................          60.4            13.1             (22.3)           (47.8)
                                                                  --------------- ----------------- ---------------- ---------------
            Total................................................   $      99.6     $      13.4       $      (9.3)     $      20.5
                                                                  =============== ================= ================ ===============

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                       YEAR          Six Months       Six Months          Year
                                                                       ENDED            Ended            Ended            Ended
                                                                    DECEMBER 31,     December 31,       June 30,       December 31,
                                                                       2005             2004             2004             2003
                                                                  --------------- --------------- ------------------- --------------
                                                                    (SUCCESSOR)      (Successor)    (Predecessor)     (Predecessor)
                                                                                             (IN MILLIONS)

           Tax at statutory rate.................................   $      92.2   $      (137.8)    $   (10.9)        $      24.8
           Goodwill impairment...................................           -             149.1           -                   -
           Dividends received deduction..........................          (4.3)            -            (1.8)               (6.0)
           Foreign loss disallowance.............................           0.7             1.2           -                   4.3
           Tax settlement/accrual adjustment.....................          11.4             3.8           -                  (4.2)
           Officers life insurance...............................          (1.0)           (2.8)          -                  (2.5)
           Meals and entertainment...............................           0.1             0.2           0.3                 1.3
           Other.................................................           0.5            (0.3)          3.1                 2.8
                                                                  --------------- --------------- ------------------- --------------
           Federal income tax expense (benefit)..................   $      99.6   $        13.4     $    (9.3)        $      20.5
                                                                  =============== =============== =================== ==============

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits....... $      71.9      $        -        $       71.9      $       -
        Reserves and reinsurance................       266.9               -               297.9              -
        DAC.....................................        90.4               -                87.9              -
        VOBA....................................         -               246.4               -              267.5
        Investments.............................         -               121.9               -              116.3
        Tax loss carryforwards..................         5.3               -                 9.6              -
        Intangibles.............................         -                47.5               5.2             52.8
        Fixed assets and software...............        80.1               -                79.3              -
        Policyholder dividends..................        30.4               -                41.4              -
        Non-life subsidiaries...................        51.3               -                55.2              -
        Other...................................        38.7               -                43.9              -
                                                 --------------  ----------------  ---------------   ---------------
        Total................................... $     635.0      $      415.8      $       687.1     $     436.6
                                                 ==============  ================  ===============   ===============

      At December 31, 2005, the Company had deferred tax loss carryforwards of $15.1 million for book income tax purposes. The loss carryforwards will expire beginning in the year 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of the Company's federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examinations of the Company's federal income tax returns will have no material adverse effect on the Company's consolidated results of operations or financial position.

13)   STOCK OPTIONS

      In November 1998, MONY adopted the 1998 Stock Incentive Plan (the "1998 SIP") for employees of the Company and certain of its career financial professionals. As a condition for its approval by the New York Insurance Department, options awarded under the 1998 SIP were limited to no more than five percent of MONY's common shares outstanding as of the date of its initial public offering (2,361,908 shares). Options granted under the 1998 SIP included both Incentive Stock Options and Nonstatutory Stock Options ("NSOs") with exercise prices not less than 100% of the fair value of MONY's common stock as determined on their date of grant. In addition, each award had a 10-year contractual term from the date of grant and one-third vested and became exercisable on each of the first three anniversaries of the grant. In May 2002, MONY's shareholders approved the 2002 Stock Option Plan (the "2002 SOP") and the allocation of 5,000,000 shares of MONY common stock for grants under that plan. Options granted under the 2002 SOP were NSOs with exercise prices not less than 100% of the fair value of MONY's common stock as determined on the date of grant and vesting provisions determined at the discretion of MONY's board of directors. However, all options granted under the plan could not be exercised, transferred or otherwise disposed of by the grantee prior to December 24, 2003.

      On July 8, 2004, in connection with the acquisition of MONY by AXA Financial, each issued and outstanding unexercised stock option under the 1998 SIP and the 2002 SOP, whether vested or unvested, was cancelled and converted into the right to receive for each share covered by a stock option, the excess, if any, of $31.00 over the per share exercise price of the stock option, without interest, and net of applicable holding taxes. As further shown below in the summary of the Company's activity under its stock incentive plans, this resulted in the cash settlement of approximately 1.8 million stock options at a cost of $7.9 million. Each issued and outstanding unexercised stock option with a per share exercise price of $31.00 or more was cancelled without payment.

      Effective January 1, 2005 MONY Life employees became employees of AXA Equitable. Under the Company's respective service agreements with AXA Equitable (Successor Period), the Company is charged for services, including personnel services and employee benefits, provided on its behalf. The Company accounts for stock-based compensation using the intrinsic value method prescribed in APB No. 25 in both the Successor Period and Predecessor Period. The following table reflects the effect on net earnings (loss) if compensation expense for employee stock options awarded under the AXA Financial Group and MONY stock-based compensation plans had been recognized under the fair-value based method of SFAS No. 123.

                                                                       AXA FINANCIAL
                                                                        GROUP PLANS                MONY Plans
                                                                     ----------------- ----------------------------------
                                                                            YEAR          Six Months          Year
                                                                           ENDED             Ended           Ended
                                                                        DECEMBER 31,        June 30,      December 31,
                                                                            2005             2004             2003
                                                                     ----------------- ---------------- -----------------
                                                                         (SUCCESSOR)    (Predecessor)    (Predecessor)
                                                                                         (IN MILLIONS)

Net Earnings (Loss) as reported.....................................   $     163.8        $     (17.8)    $      56.2
Less: total stock-based employee compensation expense determined
    under fair value method for all awards, net of income tax.......          (3.6)              (2.3)           (5.4)
                                                                     ----------------- ---------------- -----------------
Pro Forma Net Earnings (Loss).......................................   $     160.2        $     (20.1)    $      50.8
                                                                     ================= ================ =================

      In the Predecessor Periods the Black-Scholes-Merton option pricing model was used in determining the fair value of option awards for purpose of the pro-forma disclosures above. The option pricing assumptions were as follows: exercise prices ranging from $20.90 to $44.25, dividend yields ranging from 1.02% to 2.37%, expected volatility ranging from 23.5% to 44.4%, and a range of interest rates from 3.3% to 6.7%.

      A summary of the Company's activity under its stock incentive plans for the six months ended June 30, 2004 and the full year 2003 is presented below:

                                                                  NUMBER OF        WEIGHTED AVERAGE
                                                                   SHARES            EXERCISE PRICE
                                                              ------------------   --------------------
Outstanding, December 31, 2002 (Predecessor)                      3,128,383            $   33.60
   Granted                                                          836,025            $   21.96
   Exercised                                                       (327,327)           $   30.19
   Forfeited, expired or cancelled                                 (127,874)           $   33.17
                                                              ------------------
Outstanding, December 31, 2003 (Predecessor)                      3,509,207            $   31.17
   Granted                                                            -                $     -
   Exercised                                                       (90,758)            $   28.12
   Forfeited, expired or cancelled                                 (28,690)            $   30.24
                                                              ------------------
Outstanding, June 30, 2004 (Predecessor)                          3,389,759            $   31.26
   Granted                                                            -                $     -
     Cash-settled in connection with the acquisition of
      MONY by AXA Financial                                      (1,791,955)           $   26.60
   Forfeited, expired or cancelled                               (1,597,804)           $   36.48
                                                              ------------------
Outstanding,  July 1, 2004 (Successor)                                -                $    -
                                                              ==================

      In May 2001, MONY shareholders approved The MONY Group Inc. Restricted Stock Ownership Plan (the "Plan"). Pursuant to the terms of the Plan, management had the authority to grant up to 1,000,000 restricted shares of MONY common stock to eligible employees, as defined in the Plan, and to establish vesting and forfeiture conditions relating thereto. During 2002 and 2001, MONY granted 97,143 and 352,050 restricted shares, respectively, to certain members of management pursuant to the Plan. These awards were conditioned on: (i) the expiration of a time-vesting period and (ii) an increase in the average per share price of MONY common stock above specified targets. In accordance with APB No. 25, compensation expense was recognized on the awards proportionally over the vesting period of the award provided that the condition with respect to the average price of MONY common stock was satisfied at the end of any period. In March 2003, MONY granted 334,050 restricted shares to certain members of management under the Plan. Vesting of the 2003 awards was conditioned only on the expiration of a time-vesting period. For the six months ended June 30, 2004 and the year ended December 31, 2003, the Company recognized $1.7 million and $2.6 million, respectively, of compensation expense relating to this program.

      On July 8, 2004, in connection with the acquisition of MONY by AXA Financial, each outstanding share of restricted stock, whether vested or unvested, was converted into the right to receive $31.00 per share, resulting in a cash settlement of approximately $16.3 million.

14)   RELATED PARTY TRANSACTIONS

      Effective July, 1, 2004, the Company participates in certain service agreements with AXA Equitable for personnel services, employee benefits, facilities, supplies and equipment which, are provided to the Company to conduct its business. The associated costs related to the service agreements are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. As a result of such allocations, the Company incurred expenses of $167.4 million and $2.3 million for the full year 2005 and the six months ended December 31, 2004. In addition the Company had a payable of $40.2 million and $2.3 million at December 31, 2005 and 2004, respectively.

      In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by the Company related to these agreements was $10.8 million, $10.6 million, $10.6 million, and $19.7 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively. In addition, the Company had an intercompany payable of $0.0 million and $3.9 million at December 31, 2005 and December 31, 2004, respectively, related to these agreements.

      As more fully described in Note 15 of Notes to Consolidated Financial Statements, during the Successor period the Company began to cede its new variable and universal life policies on an excess of retention basis with AXA Equitable.

      On June, 6, 2005 the Company's agency sales force was transferred to AXA Advisors, LLC and AXA Network, LLC. As a result of this transfer, the Company received a $3.3 million payment from AXA Advisors, LLC and a $3.4 million payment from AXA Network, LLC for the estimated reduction of future renewal revenues of the Company's client accounts and is included in Commissions, fees and other income in the consolidated statements of operations.

      Effective December 31, 2004, USFL entered into a co-insurance agreement with AXA Bermuda, an affiliate, whereby AXA Bermuda agreed to reinsure certain term life insurance policies written by USFL. In connection with the co-insurance agreement with AXA Bermuda, USFL paid an initial premium of $144.2 million and ceded reserves of $176.1 million, deferring the $31.9 million net gain resulting from the transaction, which will be amortized over the remaining lives of the underlying reinsured contracts. In addition, USFL received a ceding commission of $51.5 million from AXA Bermuda, which was treated as a reduction of VOBA. Amortization of VOBA for the six months ended December 31, 2004 reflects a $24.7 million pre-tax write-off ($16.0 million after-tax) of VOBA that is no longer recoverable by USFL as a result of the co-insurance agreement with AXA Bermuda.

      The statements of operations include certain revenues and expenses ceded to AXA Bermuda under the co-insurance agreement as follows:

                                                                                              YEAR
                                                                                              ENDED
                                                                                          DECEMBER 31,
                                                                                              2005
                                                                                        ------------------
                                                                                          (IN MILLIONS)
               REVENUES:
               Premiums................................................................ $      (153.9)
               Other income............................................................          32.5
                                                                                        ------------------
                     Total revenues....................................................        (121.4)
                                                                                        ------------------

               BENEFITS AND OTHER DEDUCTIONS:
               Policyholders' benefits.................................................        (143.8)
               Amortization of deferred policy acquisition costs and value of business
                  acquired.............................................................          (5.0)
               Capitalization of deferred policy acquisition costs.....................          11.5
                                                                                        ------------------
                     Total benefits and other deductions...............................        (137.3)
                                                                                        ------------------

               Earnings Before Income Taxes and Cumulative Effect of an
                  Accounting Change.................................................... $        15.9
                                                                                        ==================

      At December 31, 2005 the company recorded a payable of $14.8 million to AXA Bermuda in connection with the co-insurance agreement.

15)   REINSURANCE

      During the predecessor periods, the Company used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse the Company for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, the Company remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to the Company. Life insurance business written by the Company was ceded under various reinsurance contracts. The Company's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of the Company's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

      During the successor period, the Company continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, through October 2005 for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. In November 2005 AXA Equitable increased the retention on single-life policies to $25.0 million and on second-to-die policies to $30.0 million. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. New term life policies continued to be coinsured on a first dollar basis, with the Company reinsuring 65% of each risk up to its $4.0 million retention and 100.0% of any excess. In addition, for business underwritten by USFL, amounts in excess of its retention were ceded on a yearly renewable term basis; in 2005, the maximum retention amounts were increased from $750,000 for single life policies and $1.0 million for second to die policies to $1.5 million for single life policies and $2.0 million for second to die policies. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      During the predecessor and successor periods the Company ceded reinsurance on a variety of bases, including co-insurance and excess of retention, but in no case does the Company retain in excess of $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

      At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $919.6 million and $796.0 million, of which $339.9 million and $383.4 million relates to one specific third party reinsurer and $256.7 million and $176.1 million to AXA Bermuda.

      The following table summarizes the effect of reinsurance:

                                                               YEAR           Six Months        Six Months           Year
                                                               ENDED             Ended             Ended            Ended
                                                            DECEMBER 31,      December 31,        June 30,       December 31,
                                                               2005              2004              2004              2003
                                                          ---------------- ------------------ ---------------- -----------------
                                                            (SUCCESSOR)       (Successor)      (Predecessor)    (Predecessor)
                                                                                      (IN MILLIONS)
         Direct premiums..................................  $     849.4      $     439.6        $     409.0      $     840.1
         Reinsurance assumed..............................          9.3              8.7                -                8.0
         Reinsurance ceded................................       (303.5)           (79.0)             (62.1)          (124.4)
                                                           --------------- ------------------ ---------------- -----------------
         Premiums.........................................  $     555.2      $     369.3        $     346.9      $     723.7
                                                           =============== ================== ================ =================

         Universal Life and Investment-type Product
            Policy Fee Income Ceded.......................  $      93.1      $      29.3        $      19.5      $      38.0
                                                           =============== ================== ================ =================
         Policyholders' Benefits Ceded....................  $     307.2      $      84.8        $      56.5      $     150.5
                                                           =============== ================== ================ =================
         Interest Credited to Policyholders' Account
            Balances Ceded................................  $       2.2      $       1.2        $       1.1      $       2.4
                                                           =============== ================== ================ =================

16)   EMPLOYEE BENEFIT PLANS

      MONY Life has a qualified pension plan covering substantially all of the Company's former salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security, and (b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC. MONY Life uses a December 31 measurement date for its pension plans and other postretirement benefits.

      During 2002, the Company amended its Qualified Pension plan, which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $3.7 million in the plan's projected benefit obligation.

      As of December 31, 2005 the assets of the qualified pension plan were primarily invested in MONY Pooled Accounts which include common stock, real estate, and public and private fixed maturity securities. At December 31, 2005 and 2004, $298.7 million and $311.6 million, respectively, were invested in the MONY Pooled Accounts. Benefits of $32.9 million, $16.6 million, $15.5 million and $34.0 million were paid by this plan for the full year 2005, six months ended December 31, 2004, the six months ended June 30, 2004, and full year 2003, respectively.

      MONY Life also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service ("IRS") limits to certain former employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's general account.

      Components of net periodic expense for the Company's qualified and non-qualified plans were as follows:

                                                                  YEAR         Six Months      Six Months          Year
                                                                 ENDED           Ended            Ended            Ended
                                                              DECEMBER 31,    December 31,       June 30,        December 31,
                                                                  2005            2004            2004             2003
                                                             -------------- ---------------- -------------- -----------------
                                                              (SUCCESSOR)      (Successor)    (Predecessor)   (Predecessor)
                                                                                      (IN MILLIONS)
      Service cost...........................................  $   9.3         $   4.6         $     4.1       $    6.9
      Interest cost on projected benefit obligations.........     27.4            14.0              12.7           27.8
      Expected return on assets..............................    (33.3)          (16.3)            (15.1)         (26.9)
      Net amortization and deferrals.........................      0.1             -                 6.5           17.2
                                                             -------------- ---------------- -------------- -----------------
      Net Periodic Pension Expense...........................  $   3.5         $   2.3         $     8.2       $   25.0
                                                             ============== ================ ============== =================

      The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                             DECEMBER 31,
                                                                                 --------------------------------------
                                                                                       2005                 2004
                                                                                 ------------------   -----------------
                                                                                             (IN MILLIONS)

Projected benefit obligations, beginning of year.................................  $      485.5         $     451.5
Service cost.....................................................................           9.3                 8.7
Interest cost....................................................................          27.4                26.7
Actuarial losses ................................................................          37.1                35.1
Benefits paid....................................................................         (38.3)              (36.5)
                                                                                  -----------------   -----------------
Projected Benefit Obligations, End of Year.......................................  $      521.0         $    485.5
                                                                                  =================   =================

      The change in plan assets and the funded status of the Company's qualified pension plan was as follows:

                                                                                 YEAR          Six Months      Six Months
                                                                                 ENDED           Ended            Ended
                                                                             DECEMBER 31,     December 31,      June 30,
                                                                                 2005             2004            2004
                                                                            ---------------- --------------- ----------------
                                                                              (SUCCESSOR)     (Successor)     (Predecessor)
                                                                                             (IN MILLIONS)

   Plan assets at fair value, beginning of period........................... $       402.1     $     389.1     $     387.6
   Actual return on plan assets.............................................          24.2            30.6            18.2
   Contributions............................................................           -               -               -
   Benefits paid and fees...................................................         (35.0)          (17.6)          (16.7)
                                                                             --------------- --------------- ----------------
   Plan assets at fair value, end of period.................................         391.3           402.1           389.1
   Projected benefit obligations............................................         521.0           485.5           455.3
                                                                             --------------- --------------- ----------------
   Underfunding of plan assets over projected benefit obligations...........        (129.7)          (83.4)          (66.2)
   Unrecognized prior service cost..........................................           -               -               -
   Unrecognized net loss from past experience different from that assumed...          65.1            16.7             -
                                                                             --------------- --------------- ----------------
   (Accrued) Prepaid Pension Cost, Net...................................... $       (64.6)    $     (66.7)    $     (66.2)
                                                                             =============== =============== ================

      The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $0.0 million and $0.0 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $64.7 million and $4.6 million at December 31, 2005 and 2004, respectively.

      The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $56.6 million and $0.0 million, respectively, at December 31, 2005, and $49.2 million and $0.0 million, respectively, at December 31, 2004. The accumulated benefit obligations for all defined benefit pension plans were $439.1 million and $411.3 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligations for pension plans with projected benefit obligations in excess of plan assets were $521.0 million at December 31, 2005 and $485.5 million at December 31, 2004.

      The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plan of the Company.

                                                                                      December 31,
                                                                  -----------------------------------------------------
                                                                           2005                           2004
                                                                  ---------------------       -------------------------
                                                                                 (DOLLARS IN MILLIONS)
                                                                       ESTIMATED                     Estimated
                                                                       FAIR VALUE        %           Fair Value    %
                                                                  --------------------- ------    -------------- ------
         Corporate and government debt securities...............   $         89.9       23.0      $     109.0      27.1
         Equity securities......................................            298.7       76.3            288.3      71.7
         Cash and cash equivalents..............................              2.7        0.7              4.8       1.2
                                                                  ---------------------           --------------
         Total Plan Assets......................................   $        391.3                 $     402.1
                                                                  =====================           ==============

      The primary investment objective of the Company's qualified plan is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide a less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

      A secondary investment objective of the Company's qualified plan is to minimize variation in annual net periodic pension cost over the long-term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

      The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that employed at December 31, 2004 and years prior for the purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                         2005           2004
                                                                                      ----------     ----------
          Discount rate:
            Benefit obligation....................................................      5.25%          5.75%
            Periodic cost.........................................................      5.75%          6.25%
          Rate of compensation increase:
            Benefit obligation and periodic cost..................................      6.0%           5.75%
          Expected long-term rate of return on plan assets (periodic cost)........      8.5%           8.5%

      As noted above, the qualified pension plan's target asset allocation is 65% equities, 25% fixed maturities and 10% real estate. Management reviewed the historical investment returns and the future expectations for returns from these asset classes to conclude that a long-term rate of return of 8.5% is reasonable.

      The Company also has incentive savings plans in which substantially all employees and career field underwriters of the Company are eligible to participate. The Company matches field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsors non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters of the Company. The Company also sponsors several other 401(k) plans for its smaller subsidiaries which the Company considers immaterial.

      The Company provides certain health care and life insurance benefits for retired employees and field underwriters of the Company. Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

      The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $12.0 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $1.3 million.

      Components of the Company's net postretirement benefits costs follow:

                                                                        YEAR         Six Months       Six Months          Year
                                                                       ENDED            Ended            Ended            Ended
                                                                    DECEMBER 31,    December 31,       June 30,       December 31,
                                                                        2005            2004             2004             2003
                                                                   -------------   ----------------- ---------------- --------------
                                                                    (SUCCESSOR)     (Successor)     (Predecessor)     (Predecessor)
                                                                                            (IN MILLIONS)

                  Service costs...................................    $     1.5        $      0.9    $     0.9         $     1.7
                  Interest cost on accumulated postretirement
                     benefits obligation..........................          5.1               3.1          3.0               6.4
                  Net amortization and deferrals..................         (0.5)              -            1.4               3.0
                  Recognized net actuarial loss...................            -               -            -                 0.1
                                                                   --------------  ----------------- ---------------- --------------
                  Net Periodic Postretirement Benefits Costs......    $     6.1        $      4.0    $     5.3         $    11.2
                                                                   ==============  ================= ================ ==============

      The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's financial statements:

                                                                      YEAR          Six Months       Six Months
                                                                     ENDED             Ended            Ended
                                                                  DECEMBER 31,     December 31,       June 30,
                                                                      2005             2004             2004
                                                                 ---------------- ---------------- ----------------
                                                                  (SUCCESSOR)      (Successor)      (Predecessor)
                                                                                   (IN MILLIONS)

Accumulated postretirement benefits obligation, beginning of
   period.......................................................  $      109.7      $      103.2     $      106.9
Service cost....................................................           1.5               0.9              0.9
Interest cost...................................................           5.1               3.1              3.1
Benefits paid...................................................          (8.1)             (3.5)            (5.8)
Actuarial (gains) losses .......................................         (10.3)              6.0             (1.9)
                                                                 ---------------- ---------------- ----------------
Accumulated postretirement benefits obligation, end of period...          97.9             109.7            103.2
Unrecognized net gain (loss) from past experience different
   from that assumed and from changes in assumptions............           3.4              (6.5)             -
                                                                 ---------------- ---------------- ----------------
Accrued Postretirement Benefits Cost............................  $      101.3      $      103.2     $      103.2
                                                                 ================ ================ ================

      The assumed discount rates for measuring the postretirement benefit obligations at December 31, 2005 and 2004 were determined in substantially the same manner as earlier described for measuring the pension benefit obligations. The following table discloses the weighted-average assumptions used to measure the Company's postretirement benefit obligations and related net periodic cost at and for the years ended December 31, 2005 and 2004.

                                                                                              2005              2004
                                                                                         ---------------    -------------
          Discount rate:
            Benefit obligation.......................................................        5.25%             5.75%
            Periodic cost............................................................        5.75%             6.25%

      In 1992 the Company announced a limit on the amount that would be contributed toward retiree healthcare. The Company's limit was reached in 2002. Thus, for 2003 and 2004, no healthcare cost trend was assumed since it had no material effect on the liability or expense of the postretirement healthcare plans. In 2005, the postretirement healthcare plans of the Company reflected an anticipated subsidy from Medicare Part D, which is assumed to increase with the healthcare cost trend. Since the subsidy is used to offset the plans' obligations, an increase in the healthcare cost trend rate results in a decrease in the liability and the corresponding expense. If the healthcare cost trend rate assumptions were increased by 1.0%, the accumulated postretirement benefits obligation as of December 31, 2005 would be decreased by 0.9% and a decrease of 0.5% on the sum of the service cost and interest cost.

      The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.

                                                                         Postretirement Benefits
                                                          -------------------------------------------------------
                                                              Gross             Estimated              Net
                                           Pension          Estimated        Medicare Part D        Estimated
                                           Benefits          Payment             Subsidy             Payment
                                        ---------------   ---------------  ---------------------  ---------------
                                                                     (In Millions)

       2006............................. $       23.8      $       7.3      $        0.8           $        6.5
       2007.............................         24.1              7.4               0.9                    6.5
       2008.............................         24.4              7.5               1.0                    6.5
       2009.............................         24.9              7.5               1.1                    6.4
       2010.............................         25.7              7.6               1.2                    6.4
       Years 2011 - 2015................        142.9             38.1               7.6                   30.5

17)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments were not material at December 31, 2005 and 2004.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates.

      The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2005                               2004
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated MONY Life:
        Mortgage loans on real estate..........  $    1,467.9     $     1,484.4     $     1,777.9     $    1,815.5
        Other limited partnership interests....         172.4             172.4             198.8            198.8
        Policy loans...........................       1,122.3           1,168.8           1,136.6          1,192.0
        Policyholders liabilities:
           Investment contracts................       1,513.9           1,614.2           1,585.1          1,784.0
        Long-term debt.........................         216.9             218.0             216.9            218.1

        Closed Block:
        Mortgage loans on real estate..........  $      560.1     $       570.3     $       592.5     $      612.7
        Policy loans...........................       1,003.7           1,029.7           1,025.0          1,062.6

18)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 11 and 20 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements include commitments by the Company, to provide equity financing of $96.8 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

      The Company had $10.5 million of undrawn letters of credit related to reinsurance at December 31, 2005 of which $10.0 million was guaranteed by AXA Financial. The Company had $142.5 million in commitments under existing mortgage loan agreements at December 31, 2005.

19)   LITIGATION

      (i)Since 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, GOSHEN V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE INSURANCE COMPANY OF AMERICA (now known as DeFillippo, et al. v. The Mutual Life Insurance Company of New York and MONY Life Company of America), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. After extensive motion practice that led to the dismissal of most of the claims and a decertification of the class with respect to one remaining claim, in December 2005, the case was settled on an individual basis.

      With the exception of one putative class action currently pending in the Eastern District of Michigan (STOCKLER V. MONY LIFE INSURANCE COMPANY OF AMERICA), all other putative class actions, of which there are two remaining, were consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. In Stockler, MLOA has filed a motion for summary judgment that is currently pending.

      (ii) In December 2003, Enron Corp., by its Bankruptcy Trustee commenced an action entitled Enron Corp. v. J.P. Morgan Securities, Inc., et al. against MONY Life and 119 other corporate defendants regarding alleged preferential transfers pertaining to the early payment or redemption by Enron of its short-term commercial paper held by MONY and the other corporate entities. In February 2004, MONY and all co-defendants moved to dismiss the complaint. In June 2005, the motions to dismiss were denied. In July 2005, MONY and all co-defendants filed their answer to the complaint. The case is currently in discovery.

                                   ----------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In addition to the matters previously reported and those described above, the Company is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $25.2 million, $23.1 million, $21.7 million, $12.1 million, $11.4 million and $61.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $4.3 million, $4.0 million, $3.4 million, $0.0 million, $0.0 million and $0.0 million thereafter.

      At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $5.5 million, $1.0 million, $0.7 million, $0.7 million, $0.5 million and $3.5 million thereafter.

21)   STATUTORY FINANCIAL INFORMATION

      MONY Life is restricted as to the amounts it may pay as dividends to MONY Holdings. Under New York Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit MONY Life to pay shareholder dividends not exceeding $96.9 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Company's statutory net gain (loss) was $142.3 million, $(307.2) million and $45.9 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $1,078.1 million and $911.4 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, MONY Life paid $75.0 million, $33.0 million and $25.0 million in shareholder dividends.

      At December 31, 2005, MONY Life, in accordance with various government and state regulations, had $9.0 million of securities deposited with such government or state agencies.

      At December 31, 2005 and for the year then ended, there was no difference in net income resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005. At December 31, 2005 there was a difference in capital and surplus of $9.3 million resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures. The difference in capital and surplus relates to goodwill arising from the purchase of a subsidiary, controlled or affiliated entity, which is written off directly to surplus in the year it originates by New York domiciled companies. In NAIC Accounting Practices and Procedures, goodwill in amounts not exceeding 10% of an insurer's capital and surplus may be capitalized and all amounts of goodwill are amortized to unrealized gains and losses on investments over periods not to exceed 10 years.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from

      GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities, including VOBA assets, required for GAAP purchase accounting but not for SAP.

22)   REORGANIZATION AND OTHER CHARGES

      During 2003, the Company recorded charges aggregating $5.8 million as part of the Company's continuing initiative to enhance operating efficiency and effectively allocate resources. These charges consisted of: (i) severance and related benefits of $1.1 million incurred in connection with the merger of MONY Asset Management, Inc.'s ("MAM") operations into Boston Advisors, a subsidiary of The Advest Group, Inc., and the resulting termination of certain employees of MONY Life that provided professional services to MAM pursuant to a service agreement between MAM and MONY Life;
      (ii) losses from the abandonment of leased offices of $1.3 million; (iii) losses from the abandonment of leased space in the Company's home office of $2.0 million; (iv) write-offs of unused furniture and equipment in certain abandoned agency offices of $1.3 million; and (v) moving and alteration costs incurred in connection with the consolidation of leased space in the Company's home office of $0.2 million. The severance actions were substantially completed during the fourth quarter of 2003. The reserves established for the abandonment of leased agency offices and leased space in the Company's home office are expected to run-off through 2008 and 2016, respectively. See Note 2 of Notes to Consolidated Financial Statements for information regarding the liabilities established in 2004 in connection with the acquisition of MONY by AXA Financial. All of the charges recorded in 2003 represented "costs associated with exit or disposal activities" as described in Statement of Financial Accounting Standard 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146").

      The following table summarizes the components of the aforementioned charges recorded in 2003.

                                                                                            December 31,
                                                                                                2003(1)
                                                                                          -----------------
                                                                                           (IN MILLIONS)

      REORGANIZATION CHARGES:
      Severance benefits and incentive compensation......................................  $       1.1
      Leased offices and equipment.......................................................          2.5
      Lease abandonment and other........................................................          2.2
                                                                                          -----------------
      TOTAL REORGANIZATION CHARGES BEFORE TAX............................................  $       5.8
                                                                                          =================
      TOTAL REORGANIZATION CHARGES POST TAX..............................................  $       3.8
                                                                                          =================

----------
      (1) All of the reorganization charges recorded in 2003 were "costs associated with exit or disposal activities" as described in SFAS 146.

      Set forth below is certain information regarding the liability recorded in connection with the Company's restructuring actions, as well as the changes therein during the year ended December 31, 2003. Such liability is reflected in "other liabilities" on the Company's consolidated balance sheet.

                                                                                        TOTAL
                                                                       OTHER         RESTRUCTURE
                                                    SEVERANCE       RESTRUCTURE        CHARGE
                                                     BENEFITS         CHARGES         LIABILITY
                                                  -------------- ------------------ ----------------
                                                                   (IN MILLIONS)

PREDECESSOR BALANCE, JANUARY 1, 2003............    $       7.8    $       4.8       $      12.6
Charges.........................................            1.1            4.7               5.8
Payments (1)....................................           (7.3)          (5.5)            (12.8)
Change in reserve estimate......................           (0.7)           -                (0.7)
                                                  -------------- ------------------ ----------------
PREDECESSOR BALANCE, DECEMBER 31, 2003..........            0.9            4.0               4.9
Charges.........................................            1.0            0.1               1.1
Payments........................................           (0.9)          (1.6)             (2.5)
                                                  -------------- ------------------ ----------------
PREDECESSOR BALANCE, JUNE 30, 2004..............            1.0            2.5               3.5
Effect of push-down accounting of AXA Financial
   Group Group's purchase price on the Company's
   net assets...................................            -             (1.2)             (1.2)
                                                  -------------- ------------------ ----------------
SUCCESSOR BALANCE, JULY 1, 2004.................            1.0            1.3               2.3
Payments........................................           (1.0)          (1.1)             (2.1)
                                                  -------------- ------------------ ----------------
SUCCESSOR BALANCE, DECEMBER 31, 2004............            -              0.2               0.2
Payments........................................            -             (0.2)             (0.2)
                                                  -------------- ------------------ ----------------
SUCCESSOR BALANCE, DECEMBER 31, 2005............    $       -      $       -         $       -
                                                  ============== ================== ================

----------
      (1) Payments in 2003 included the non-cash write-off of $1.3 million in unused equipment in certain abandoned leased offices.

                                     PART C

                               OTHER INFORMATION


Item 26.  Exhibits

(a)  Board of Directors Resolution

     (1) Resolution of the Board of Trustees of The Mutual Life Insurance Company of New York authorizing establishment of MONY Variable Account L (1)

(b)  Custodian Agreements. Not Applicable.

(c)  Underwriting Contracts.

     (1) Underwriting Agreement between The Mutual Life Insurance Company of New York, MONY Series Fund, Inc. and MONY Securities Corp. (13)

     (2) Proposed specimen agreement between MONY Securities Corp. and registered representatives (3)

     (3) Specimen commission schedule (Career Contract Schedule) (5)

     (4) Wholesale Distribution Agreement between MONY Life Insurance Company and MONY Securities Corporation and AXA Distributors, LLC, et al. (2)

     (5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC. (6)

     (6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. (7)

     (7) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Network, LLC. (17)

     (8) First Amendment to General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Distributors, LLC.
         (17)

     (9) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company and AXA Advisors, LLC. (17)

(d)  Contracts.

     (1) Specimen form of policy (12)

     (2) Form of Term Life Rider (4)

     (3) Form of Spouse's Yearly Renewable Term Rider (4)

     (4) Form of Purchase Option Rider (4)

     (5) Form of Waiver of Monthly Deduction Rider (4)

     (6) Form of Children's Term Life Insurance Rider (4)

(e)  Applications.

     (1) Revised application form for Life Insurance (16)

     (2) Application Supplement (12)

     (3) Spouse Term Rider Supplement (12)

     (4) Term Conversion Purchase Option Supplement (12)

     (5) Substance Usage Supplement (12)

     (6) Aviation Supplement (12)

     (7) Avocation Supplement (12)

     (8) Children's Term Rider Supplement (12)

     (9) Foreign Residence and Travel Supplement (12)

    (10) Financial Supplement

    (11) Temporary Insurance Agreement (16)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Restated Charter of MONY Life Insurance Company (as Amended July 22,
         2004). (2)

     (2) By-Laws of MONY Life Insurance Company (as Amended July 22, 2004). (2)

(g)  Reinsurance Contracts.

(g)(1) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and The Canada Life Assurance Company - No. 2004-30T. (14)

(g)(2) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and General & Cologne Life Re of America - No. 2004-31T. (14)

(g)(3) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and RGA Reinsurance Company - No. 2004-33T. (14)

(g)(4) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and Security Life of Denver Insurance Company - No. 2004-32T.
         (14)

(g)(5) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America
         - No. M158-100. (16)

(g)(6) Automatic Bulk YRT Non-Refund Agreement among MONY Life Insurance Company, MONY Life Insurance Company of America and Allianz Life Insurance Company of North America. (8)

(h)  Participation Agreements.

    (1) Participation Agreement among The Alger American Fund, MONY Life Insurance Company and MONY Life Insurance Company of America (9)

          (i) Amendment (13)

    (2) Participation Agreement among EQ Advisors Trust, AXA Distributors, LLC, AXA Advisors, LLC and MONY Life Insurance Company (2)

    (3) Participation Agreement among INVESCO Variable Investment Funds, Inc., MONY Life Insurance Company and MONY Life Insurance Company of America
        (9)

    (4) Participation Agreement among Janus Aspen Series, MONY Life Insurance Company and MONY Life Insurance Company of America (9)

          (i) Amendment (13)

    (5) Participation Agreement among Lord Abbett Series Fund, MONY Life Insurance Company and MONY Life Insurance Company of America (9)

    (6) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company and MONY Life Insurance Company of America (9)

          (i) Amendment (13)

    (7) Participation Agreement among PBHG Insurance Series Fund, MONY Life Insurance Company and MONY Life Insurance Company of America (11)

          (i) Amended Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company (11)

    (8) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company and MONY Life Insurance Company of America (9)

    (9) Participation Agreement among The Universal Institutional Funds, Inc., MONY Life Insurance Company and MONY Life Insurance Company of America
        (9)

          (i) Amendment (13)

   (10) Form of specimen Participation Agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
        Fund), and Dreyfus Investment Portfolios (13)

          (i) Amendment (13)

   (11) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company and Securities Corporation (13)

   (l2) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and MONY Life Insurance Company (13)

   (13) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation (12)

(i)  Administrative Contracts.  Not applicable.

(j)  Other Material Contracts.

            (a)  Powers of Attorney.

(i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director (15)
(ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director (15)
(iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller (15)
(iv)     Power of Attorney for Bruce W. Calvert, Director (15)
(v)      Power of Attorney for Henri de Castries, Director (15)
(vi)     Power of Attorney for Claus-Michael Dill, Director (15)
(vii)    Power of Attorney for Denis Duverne, Director (15)
(viii)   Power of Attorney for Mary R. (Nina) Henderson, Director (15)
(ix)     Power of Attorney for James F. Higgins, Director (15)
(x)      Power of Attorney for W. Edwin Jarmain, Director (15)
(xi)     Power of Attorney for Christina Johnson, Director (15)
(xii)    Power of Attorney for Scott D. Miller, Director (15)
(xiii)   Power of Attorney for Joseph H. Moglia, Director (15)
(xiv)    Power of Attorney for Peter J. Tobin, Director (15)
(xv)     Powers of Attorney (17)

(k)  Legal Opinion.

    (1) Opinion and consent of Dodie Kent, Vice President and Counsel. (18)

(l) Actuarial Opinion.

    (1) Opinion and consent of Linda Rodway, Vice President. (18)

 (m) Calculations. (18)

 (n) Other Opinions.

     (1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (17)

(o) Omitted Financial Statements. No financial statements are omitted from Item 24.

(p) Initial Capital Agreements. Not Applicable.

(q) Redeemability Exemption. (11)

---------------------

(1) Incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-4 (File No. 333-92312) filed on June 3, 2003.

(2) Incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

(3) Incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April
      30, 2003.

(4) Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

(5) Incorporated herein by reference to pre-effective amendment no. 1 to registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

(6) Incorporated herein by reference to Exhibit No. 3.(i) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

(7) Incorporated herein by reference to Exhibit No. 3.(j) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

(8) Incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

(9) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

(10) Incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 3, 2004.

(11) Incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72590) filed on April 20, 2003.

(12) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(13) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

(14) Incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

(15) Incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.

(16) Incorporated herein by reference to the registration statement in Form N-6 (File No. 333-104162) filed on April 28, 2005.

(17)  Filed herewith.

(18) Incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.


Item 27.    Directors and Officers of the Depositor

      *The business address for all officers and directors of MONY Life Insurance Company ("MONY") is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina M. Johnson                        Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Deputy Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*James A. Shepherdson                       Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Chief
                                            Actuary

Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company.

AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4 filed April 20, 2006.



AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004


                                  Page 7 of 7

Item 29.    Indemnification


         (a) Indemnification of Officers and Directors

         The by-laws of the MONY Life Insurance Company ("MONY") provide, in
Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

          The directors and officers of MONY Life Insurance Company are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, MONY Securities Corporation, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c) Undertaking

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30. Principal Underwriters

      Effective June 6, 2005, MONY Securities Corporation ("MSC"), the current Principal Underwriter for MONY and MONY America Variable Accounts will be integrated with AXA Advisors, LLC ("AXA Advisors"), a Principal Underwriter of AXA Equitable and AXA Life and Annuity Company Variable Accounts, EQ Advisors Trust and AXA Premier VIP Trust. As of the effective date, AXA Advisors will become the Principal Underwriter for the above-mentioned Variable Accounts and the two Trusts. At that time, AXA Distributors, LLC, as described immediately below, will also become a principal underwriter for the above-mentioned Variable Accounts and trusts. Accordingly, information for Items 28 and 29 of this Part C is provided for MSC, AXA Advisors, and AXA Distributors.

      (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts A, 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104. MSC is the principal underwriter for MONY Variable Account A, L and S and for MONY America Variable Account A, L and S.

      (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.



(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Sales Director

*Douglas Dubitsky                     Managing Director, Chief Service Officer

*Michael Brandreit                    Managing Director and National Sales
                                      Manager

*John Kennedy                         Managing Director and National Sales
                                      Manager

*Jeff Herman                          Senior Vice President

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*William Costello                     Senior Vice President and National
                                      Accounts Director

*Michael McCarthy                     Managing Director and National Sales
                                      Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quest                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



  NAME OF                 NET UNDERWRITING
 PRINCIPAL                  DISCOUNTS AND             COMPENSATION ON            BROKERAGE
UNDERWRITER                 COMMISSIONS                REDEMPTIONS               COMMISSIONS            COMPENSATION
-----------               ----------------            ----------------           -----------            ------------
MSC                       $     7,490,997                  0                        N/A                     N/A
AXA Advisors, LLC         N/A                              N/A                      N/A                     N/A
AXA Distributors, LLC     N/A                              N/A                      N/A                     N/A


Item 31.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company, 1290 Avenue of the Americas,
New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.


Item 32.    Management Services

All management contracts are discussed in Part A or Part B.


Item 33.    Fee Representation

MONY Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2006.




                                  MONY Variable Account L of
                                  MONY Life Insurance Company
                                          (Registrant)

                                  By: MONY Life Insurance Company
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2006.




                                MONY Life Insurance Company
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson             Stanley B. Tulin





*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 25, 2006

                                  EXHIBIT INDEX

                                                                    TAG VALUE
                                                                    ---------


  (c)(7)   General Agent Sales Agreement, dated June 6, 2005,       EX-99.c7
           by and between MONY Life Insurance Company and AXA
           Network, LLC.

  (c)(8)   First Amendment to General Agent Sales Agreement,        EX-99.c8
           dated June 6, 2005, by and between MONY Life
           Insurance Company and AXA Distributors, LLC.

  (c)(9)   Broker-Dealer Distribution and Servicing                 EX-99.c9
           Agreement, dated June 6, 2005, MONY Life Insurance
           Company and AXA Advisors, LLC.

  (j)(xv)  Powers of Attorney                                       EX-99.jxv


  (n)(1)   Consent of PricewaterhouseCoopers LLP, independent       EX-99.n1
           registered public accounting firm.